Table Of Contents

 2   Risk/Return Summary
 28  Who May Want To Invest
 29  Fees And Expenses

 32  More About The Funds
 32  Glossary
 33  Principal Investment Strategies and Risks
 34  Other Investment Strategies and Risks

 38  Your Investment
 38  How To Reach The Funds
 38  Purchasing Shares
 39  Exchanging Shares
 39  Redeeming Shares
 40  Additional Policies For Purchases, Exchanges And Redemptions
 41  Shareholder Privileges

 42  Distribution Arrangements
 42  Share Class Selection
 42  Applicable Sales Charge
 44  Cdsc
 45  12b-1 Fees
 45  Other Information

 46  Pricing Of Fund Shares

 46  Distributions

 47  Federal Tax Considerations
 47  Taxes On Distributions
 47  Taxes On Sales Or Exchanges
 47  Other Considerations

 48  Management
 48  Investment Advisors And Sub-advisor
 49  Portfolio Managers

 52  Financial Highlights

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds."

Certain terms used in this prospectus are defined in the Glossary. Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Board of Directors/Trustees without shareholder approval.

Equity Funds

Balanced Fund

Goal

The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income.

Principal Investment Strategies

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents.

The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

 . general market and economic conditions and trends;

 . interest rates and inflation rates;

 . fiscal and monetary developments; and

 . long-term corporate earnings growth.

The advisor will try to take advantage of changing economic conditions by adjusting the ratio of equity securities to fixed income securities or cash equivalents. For example, if the advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's equity securities holdings and reduce its fixed income securities and cash equivalents holdings. Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability, or attractive valuation using the advisor's proprietary GARP (Growth at A Reasonable Price) style, which focuses on both growth prospects and valuation. Bond strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The Fund's fixed income securities include:

 . U.S. Government securities;

 . obligations of foreign governments;

 . corporate obligations;

 . zero coupon bonds;

 . variable and floating rate securities;

 . mortgage and other asset-backed securities; and

 . stripped securities.

The Fund's fixed income securities are rated investment grade or better. The average dollar-weighted maturity is expected to vary between six to fifteen years.

The Fund's cash equivalents are short-term, high-quality money market instruments and include:

 . commercial paper;

 . bankers' acceptances and certificates of deposit;

 . corporate obligations; and

 . U.S. Government securities.


Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are
for the Fund's Class A Shares and do
not reflect sales loads. If sales loads
were reflected, returns would be less
than those shown.

                         Average Annual Total Returns
                         (for the periods ended December 31, 1998)
                                          --------------------------------------
                                                                  Since
                                                1 Year  5 Years Inception*
                                          --------------------------------------
                         Class A                 4.60%  10.05%    10.01%
                         Class B                 5.09%     N/A    13.25%
                         Class C                 8.98%     N/A    12.76%
                         S&P 500 Index**        28.57%  24.06%    22.63%***
                         60% S&P 500 Index/40%
                          Lehman Gov't/Corp.
                          Index**               20.93%  17.33%    16.53%***
                         Since inception of Class B+              28.05%***
                         Since inception of Class C+              27.70%***

                                          --------
                                            * The inception dates for the Class
                                              A, Class B and Class C shares are
                                              4/30/93, 6/21/94 and 1/24/96,
                                              respectively.
                                           ** Standard & Poor's Composite 500
                                              Index is an unmanaged index of
                                              common stock prices. The Lehman
                                              Brothers Government/Corporate
                                              Bond Index is a weighted
                                              composite of (i) Lehman Brothers
                                              Government Bond Index, which is
                                              comprised of all publicly issued,
                                              non-convertible debt of the U.S.
                                              Government or any agency thereof,
                                              quasi-federal corporations, and
                                              corporate debt guaranteed by the
                                              U.S. Government and (ii) Lehman
                                              Brothers Corporate Bond Index,
                                              which is comprised of all public
                                              fixed-rate, non-convertible
                                              investment-grade domestic
                                              corporate debt, excluding
                                              collateralized mortgage
                                              obligations.
                                            + The average annual total return
                                              since inception for the 60% S&P
                                              500 Index 40% Lehman Gov't/Corp.
                                              Index for Class B and Class C
                                              shares is 20.52% and 19.55%,
                                              respectively.
                                          *** Index return from 4/30/93 for
                                              Class A shares, 6/30/94 for Class
                                              B shares and 1/31/96 for Class C
                                              shares.
Balanced Fund Class A

Total Return
(per calendar year)
1994     -5.43%
1995     23.25%
1996     12.58%
1997     17.68%
1998     10.67%

Year-to-date through September 30, 1999: 3.86%

Best Quarter:                          Q4 1998                                               14.55%
Worst Quarter:                         Q3 1998                                               (9.61)%

                                        The average annual total returns
                                        reflect imposition of the maximum
                                        front-end or contingent deferred sales
                                        charge and conversion of Class B shares
                                        to Class A shares after the applicable
                                        period.

Equity Income Fund

(formerly Growth & Income Fund)

Goal

The Fund's goal is to provide capital appreciation and current income.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in dividend-paying equity securities. Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

The Fund may also purchase fixed income securities which are convertible into or exchangeable for common stock.

The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

The Fund focuses on dividend-paying equity securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception.The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Returns
                         (for the periods ended December
                         31, 1998)
                                          ----------------------
                                                   Since
                                          1 Year Inception*
                                          ----------------------
                         Class A           4.00%   18.32%
                         Class B           4.32%   18.75%
                         Class C           8.27%   18.15%
                         S&P 500 Index**  28.57%   27.70%***
                          Since inception of
                          Class B                  27.70%***
                          Since inception of
                          Class C                  28.27%***

The annual returns in the bar chart
are for the Fund's Class A Shares
and do not reflect sales loads. If
sales loads were reflected, returns
would be less than those shown.

                                          --------
                                              *The inception dates for the
                                             Class A, Class B and Class C
                                             shares are 8/8/94, 8/9/94 and
                                             12/5/95, respectively.
                                             ** Standard & Poor's Composite
                                                500 Index is an unmanaged
                                                index of common stock prices.
                                            *** Index return from 7/31/94 for
                                                Class A shares and Class B
                                                shares and 12/31/95 for Class
                                                C shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of Class
                                          B shares to Class A shares after the
                                          applicable period.
Equity Income Fund Class A
Total Return
(per calendar year)
1995            33.88%
1996            15.81%
1997            32.10%
1998            10.04%

Year-to-date through September 30,
1999: (4.26)%

Best Quarter:                          Q4 1998                                               13.59%
Worst Quarter:                         Q3 1998                                               (9.98)%

International Equity Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in foreign securities including American Depositary Receipts.

Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities in at least three foreign countries. The Fund mostly invests in mature markets, but may also invest in emerging markets.

The Fund emphasizes companies with a market capitalization of at least $250 million. The Fund then invests in additional securities trading on either a foreign or U.S. stock exchange, which are chosen through an economic modeling process. This process seeks to identify those stocks that will have strong relative performance in their home market.

At least once a quarter, the advisor creates a list of foreign securities and American Depositary Receipts which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The advisor updates the securities list frequently (at least quarterly), adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in first section securities. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

 . Emerging Markets Risk. Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them difficult to sell.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Returns
                         (for the periods ended December 31, 1998)
                                          ------------------------------------
                                                                      Since
                                                     1 Year 5 Years Inception*
                                          ------------------------------------
                         Class A                      6.93%  4.76%   8.87%
                         Class B                      7.25%    N/A   5.91%
                         Class C                     11.23%    N/A   7.78%
                         FT/S&P Actuaries World In-
                          dex ex U.S.**              16.17%  8.33%  11.87%***
                          Since inception of Class B                 7.89%***
                          Since inception of Class C                 8.39%***

The annual returns in the bar chart
are for the Fund's Class A Shares
and do not reflect sales loads. If
sales loads were reflected, returns
would be less than those shown.

                                          --------
                                             * The inception dates for the
                                               Class A, Class B and Class C
                                               shares are 11/30/92, 3/9/94 and
                                               9/29/95, respectively.
                                            ** The FT/S&P Actuaries World
                                               Index ex U.S. is an unmanaged
                                               index used to portray global
                                               equity markets excluding the
                                               U.S. The Index is weighted
                                               based on the market
                                               capitalization of those stocks
                                               selected to represent each
                                               country and includes gross
                                               represent each country and
                                               includes gross reinvestment of
                                               dividends.
                                           *** Index return from 11/30/92 for
                                               Class A shares, 2/28/94 for
                                               Class B shares and 9/30/95 for
                                               Class C shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of Class
                                          B shares to Class A shares after the
                                          applicable period.
International Equity Fund Class A

Total Return
(per calendar year)
1993                32.51%
1994                -8.55%
1995                13.72%
1996                10.06%
1997                 3.06%
1998                13.16%
Year-to-date through September 30, 1999: 15.14%

Best Quarter:                          Q4 1998                                               18.67%
Worst Quarter:                         Q3 1998                                               (16.82)%

Micro-Cap Equity Fund

Goal

The Fund's goal is to provide capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies. Micro-capitalization companies means companies having a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index. As of the date of this prospectus, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will choose companies that:

 . present the ability to grow significantly over the next several years;

 . may benefit from changes in technology, regulations and industry sector trends; and

 . are still in the developmental stage and may have limited product lines.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings of micro-capitalization companies.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.
 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are   Average Annual Total Returns
for the Fund's Class A Shares and do      (for the periods ended December
not reflect sales loads. If sales loads   31, 1998)
were reflected, returns would be less
than those shown.

                                          ----------------------
                                                       Since
                                            1 Year   Inception*
                                          ----------------------
                          Class A           (10.95)%   24.04%
                          Class B           (11.11)%   21.05%
                          Class C            (7.44)%   30.28%
                          Wilshire Micro-
                           Cap               (7.43)%    7.23%**
                          Index**
                           Since inception
                            of Class B                  6.45%***
                           Since inception
                            of Class C                  9.63%***

                                           --------
                                              * The inception dates for the
                                                Class A, Class B and Class C
                                                shares are 12/26/96, 2/24/97
                                                and 3/31/97, respectively.
                                              ** The Wilshire Micro-Cap Index
                                                 consists of all issues in
                                                 the Wilshire 5000 Index that
                                                 rank below the 2,501st
                                                 company based on size. The
                                                 Wilshire 5000 Index contains
                                                 all publicly traded U.S.
                                                 stocks, but excludes REITS
                                                 and limited partnerships.
                                             *** Index return from 12/31/96
                                                 for Class A shares, 2/28/97
                                                 for Class B shares and
                                                 3/31/97 for Class C shares.

                                           The average annual total returns
                                           reflect imposition of the maximum
                                           front-end or contingent deferred
                                           sales charge and conversion of
                                           Class B shares to Class A shares
                                           after the applicable period.


Micro-Cap Equity Fund Class A

Total Return
(per calendar year)
1997        71.30%
1998        -5.77%
Year-to-date through September 30, 1999: 18.27%

Best Quarter:                          Q3 1997                                               40.83%
Worst Quarter:                         Q3 1998                                               (28.35)%

Multi-Season Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 5,500 companies over the past five years and investing in approximately 50 to 100 companies based on:

 . superior earnings growth;

 . financial stability;

 . relative market value; and

 . price changes compared to the S&P 500.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risk:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

Performance

The bar chart and table below give some indication of the risks of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart
are for the Fund's Class B Shares
and do not reflect sales loads. If
sales loads were reflected, returns
would be less than those shown.

                        Average Annual Total Returns
                        (for the periods ended December 31, 1998)
                                       ---------------------------------
                                                               Since
                                            1 Year   5 Years Inception*
                                       ---------------------------------
                        Class A             8.85%    17.44%    17.09%
                        Class B             9.29%    17.68%    16.80%
                        Class C            13.34%    17.90%    17.87%
                        S&P 500 Index**    28.57%    24.06%    22.63%***
                          Since inception of Class B           22.63%***
                          Since inception of Class C           23.33%***

                                       --------
                                       *The inception dates of the Class A,
                                          Class B and Class C shares are
                                          8/4/93, 4/29/93 and 9/20/93,
                                          respectively.
                                       **Standard & Poor's Composite 500
                                          Index is an unmanaged index of
                                          common stock prices.
                                       ***Index return from 7/31/93 for
                                          Class A shares, 4/30/93 for Class
                                          B shares and 9/30/93 for Class C
                                          shares.

                                       The average annual total returns
                                       reflect imposition of the maximum
                                       front-end or contingent deferred
                                       sales charge and conversion of Class
                                       B shares to Class A shares after the
                                       applicable period.
                                  [BAR CHART]
Multi-Season Growth Fund Class B
Total Return
(per calendar year)
1994     -3.21%
1995     31.19%
1996     21.42%
1997     29.20%
1998     14.29%

Year-to-date through September 30, 1999: 0.52%

Best Quarter:                          Q4 1998                                               19.58%
Worst Quarter:                         Q3 1998                                               (14.35)%

Real Estate Equity Investment Fund

Goal

The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

The companies in which the Fund primarily invests include:

 . equity real estate investment trusts ("REITS");

 . brokers, home builders and real estate developers;

 . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);

 . manufacturers and distributors of building supplies;

 . mortgage REITS; and

 . financial institutions which issue or service mortgages.

In addition, the Fund may invest in REITS only if they are traded on a securities exchange or NASDAQ.


Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the real estate industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                          Average Annual Total Returns
The annual returns in the bar chart are   (for the periods ended December 31,
for the Fund's Class A Shares and do      1998)
not reflect sales loads. If sales loads
were reflected, returns would be less
than those shown.

                                          -------------
                                              Since
                                   1 Year   Inception*
                                          -------------
                         Class A   (21.72)%    9.38%
                         Class B   (21.55)%    9.70%
                         Class C   (18.57)%   10.09%
                         NAREIT**  (17.51)%   10.82%***
                           Since
                            inception of
                            Class B           11.99%***
                           Since incep-
                            tion of Class
                            C                 10.00%***

                                          --------
                                          *The inception dates for the Class
                                             A, Class B and Class C shares are
                                             9/30/94, 10/3/94 and 1/5/96,
                                             respectively.
                                          **National Association of Real
                                             Estate Investment Trusts
                                             ("NAREIT") are equity real estate
                                             investment trusts which are
                                             defined as those which derive
                                             more than 75% of their income
                                             from equity investments in real
                                             estate assets. The NAREIT equity
                                             index includes all tax qualified
                                             real estate investment trusts
                                             listed on the New York Stock
                                             Exchange, the American Stock
                                             Exchange or the NASDAQ National
                                             Market System.
                                          ***Index return from 9/30/94 for
                                             Class A and B shares and 12/31/95
                                             for Class C shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of Class
                                          B shares to Class A shares after the
                                          applicable period.
Real Estate Equity Investment Fund
Class A
Total Return
(per calendar year)
1995     11.71%
1996     34.03%
1997     22.13%
1998    -17.17%
Year-to-date through September 30, 1999: (4.90)%

Best Quarter:                          Q4 1996                                               17.73%
Worst Quarter:                         Q3 1998                                               (9.51)%

Small-Cap Value Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies with market capitalizations within the range of the companies in the Russell 2000 Index. As of the date of this prospectus, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of companies that the advisor believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 . a stable or improving earnings record;

 . sound finances;

 . above-average growth prospects;

 . participation in a fast growing industry;

 . strategic niche position in a specialized market; and

 . adequate capitalization.

The Fund may invest in equity securities of larger capitalization companies.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are   Average Annual Total Returns
for the Fund's Class A Shares and do       (for the periods ended December
not reflect sales loads. If sales loads    31, 1998)
were reflected, returns would be less
than those shown.

                                          -----------------------
                                                        Since
                                             1 Year   Inception*
                                          -----------------------
                         Class A             (11.82)%   12.15%
                         Class B             (11.76)%   10.40%
                         Class C              (8.29)%   14.67%
                         Russell 2000 In-
                          dex**               (2.54)%    8.49%***
                          Since inception of Class B    10.36%***
                          Since inception of Class C     8.49%***

                                          --------
                                             * The inception dates for Class
                                               A, Class B and Class C shares
                                               are 1/10/97, 2/11/97 and
                                               1/13/97, respectively.
                                            ** The Russell 2000 Index is a
                                               capitalization weighted total
                                               return index which is comprised
                                               of 2,000 of the smallest
                                               capitalized U.S. domiciled
                                               companies whose stock is traded
                                               in the United States on the New
                                               York Stock Exchange, American
                                               Stock Exchange and the NASDAQ.
                                           *** Index return from 12/31/96 for
                                               Class A and Class B shares and
                                               12/31/96 for Class C shares.

                                           The average annual total returns
                                           reflect imposition of the maximum
                                           front-end or contingent deferred
                                           sales charge and conversion of
                                           Class B shares to Class A shares
                                           after the applicable period.
Small-Cap Value Fund Class A
Total Return
(per calendar year)
1998      -6.70
Year-to-date through September 30, 1999: (8.81)%

Best Quarter:                          Q4 1998                                               12.71%
Worst Quarter:                         Q3 1998                                               (19.93)%

Small Company Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor considers these factors, among others, in choosing companies:

 . above-average growth prospects;

 . participation in a fast-growing industry;

 . strategic niche position in a specialized market; and

 . adequate capitalization.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are Average Annual Total Returns
for the Fund's Class A Shares and do    (for the periods ended December 31,
not reflect sales loads. If sales loads 1998) were reflected, returns would be less than those shown.

                                        --------------------------------------
                                                                      Since
                                                1 Year    5 Years   Inception*
                                        --------------------------------------
                        Class A                (12.54)%   13.59%     14.06%
                        Class B                (12.51)%      N/A     16.18%
                        Class C                 (9.04)%      N/A     16.21%
                        Russell 2000 Index**    (2.54)%   11.86%     13.46%***
                         Since inception of Class B                  13.27%***
                         Since inception of Class C                  11.37%***

                                        --------
                                           * The inception dates for the Class
                                             A, Class B and Class C shares are
                                             11/23/92, 4/28/94 and 9/26/95,
                                             respectively.
                                          ** The Russell 2000 Index is a
                                             capitalization weighted total
                                             return index which is comprised
                                             of 2,000 of the smallest
                                             capitalized U.S. domiciled
                                             companies whose stock is traded
                                             in the United States on the New
                                             York Stock Exchange, American
                                             Stock Exchange and the NASDAQ.
                                          *** Index return from 11/30/92 for
                                              Class A shares, 4/30/94 for
                                              Class B shares and 9/30/95 for
                                              Class C shares.

                                        The average annual total returns
                                        reflect imposition of the maximum
                                        front-end or contingent deferred sales
                                        charge and conversion of Class B shares
                                        to Class A shares after the applicable
                                        period.
Small Company Growth Fund Class A

Total Return
(per calendar year)
1993          13.14%
1994          -2.74%
1995          29.64%
1996          36.83%
1997          25.34%
1998          -7.46%

Year-to-date through September 30, 1999: (16.41)%

Best Quarter:                          Q2 1997                                                23.98 %
Worst Quarter:                         Q3 1998                                               (21.07)%

Framlington Emerging Markets Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The companies may be identified from research reports, stock screens or personal knowledge of products and services.

A company will be considered to be in an emerging market country if:

 . the company is organized under the laws of, or has a principal office in, an emerging market country;

 . the company's stock is traded primarily in an emerging market country;

 . most of the company's assets are in an emerging market country; or

 . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

 . Emerging Markets Risk. A Fund that invests in foreign securities of issuers in emerging market countries are subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems.

 Stock markets in many emerging countries are relatively small and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

 . Medium-Size Company Stock Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                          Average Annual Total Returns
The annual returns in the bar chart are   (for the periods ended December
for the Fund's Class A Shares and do      31, 1998)
not reflect sales loads. If sales loads
were reflected, returns would be less
than those shown.

                                          -----------------------------------
                                                                   Since
                                                        1 Year   Inception*
                                          -----------------------------------
                         Class A                        (31.48)%  (13.05)%
                         Class B                        (31.75)%  (17.71)%
                         Class C                        (28.78)%  (15.31)%
                         MSCI Emerging Markets Index**   22.17 %  (21.78)%**
                          Since inception of Class B              (24.75)%***
                          Since inception of Class C               11.39 %***

                                          --------
                                          *  The inception dates for Class A,
                                             Class B and Class C shares are
                                             1/14/97, 2/25/97 and 3/3/97,
                                             respectively.
                                          **Morgan Stanley (MSCI) Emerging
                                             Market Index is an unmanaged
                                             index used to portray the pattern
                                             of common stock price movement in
                                             Europe, Australia, New Zealand
                                             and other countries in the Far
                                             East.

                                          ***Index return from 12/31/96 for
                                             Class A shares, 2/28/97 for Class
                                             B shares and Class C shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of
                                          Class B shares to Class A shares
                                          after the applicable period.

Framlington Emerging Markets Fund
Class A
Total Return
(per calendar year)
1998                 -27.48%
Year-to-date through September 30, 1999: 31.27%

Best Quarter:                          Q4 1998                                               12.64%
Worst Quarter:                         Q3 1998                                               (21.69)%

Framlington Healthcare Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

The Fund will invest in:

 . pharmaceutical producers;

 . biotechnology firms;

 . medical device and instrument manufacturers;

 . distributors of healthcare products;

 . healthcare providers and managers; and

 . other healthcare service companies.

Under normal market conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a healthcare company relative to the price of its stock and companies that are at the leading edge of new developments in the healthcare industry.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the healthcare industry. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Medium-Size Company Stock Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                          Average Annual Total Returns
The annual returns in the bar chart are   (for the periods ended December
for the Fund's Class C Shares and do      31, 1998)
not reflect sales loads. If sales loads
were reflected, returns would be less
than those shown.

                                          ------------------
                                                   Since
                                         1 Year  Inception*
                                          ------------------
                         Class A         (4.49)%   (0.91)%
                         Class B         (4.65)%    0.60%
                         Class C         (0.67)%    5.65%
                         S&P Healthcare
                          Composite**     44.22%   38.56%***
                         Since inception of
                          Class B                  38.56%***
                         Since inception of
                          Class C                  38.56%***

                                          --------
                                          *The inception dates for Class A,
                                             Class B and Class C shares are
                                             2/14/97, 1/31/97 and 1/13/97,
                                             respectively.
                                          **The S&P Healthcare Composite is a
                                             capitalization-weighted index of
                                             all of the stocks in the S&P 500
                                             that are involved in the business
                                             of health care related products
                                             or services.
                                          ***Index return from 1/31/97 for
                                             Class A, Class B and Class C
                                             shares.

                                           The average annual total returns
                                           reflect imposition of the maximum
                                           front-end or contingent deferred
                                           sales charge and conversion of
                                           Class B shares to Class A shares
                                           after the applicable period.

Framlington Healthcare Fund Class C

Total Return
(per calendar year)
1998         0.32%

Year-to-date through September 30, 1999: (4.09)%

Best Quarter:                          Q4 1998                                               19.82%
Worst Quarter:                         Q3 1998                                               (17.35)%

Framlington International Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:

 . above-average profitability;

 . high quality management; and

 . the ability to grow significantly in their countries.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor generally selects stocks of companies that the sub-advisor believes can grow their earnings faster than the market.

The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Medium-Size Company Stock Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

 . Emerging Markets Risk. A Fund that invests in foreign securities of issuers in emerging market countries are subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are   Average Annual Total Returns
for the Fund's Class C Shares and do      (for the periods ended December 31,
not reflect sales loads. If sales loads   1998)
were reflected, returns would be less
than those shown.

                                          ------------------------------
                                                                Since
                                                      1 Year  Inception*
                                          ------------------------------
                         Class A                       9.00%   5.30%
                         Class B                       9.51%   7.57%
                         Class C                      13.48%   8.22%
                         MSCI EAFE Index**            20.33%  13.02%***
                          Since inception of
                           Class B                            13.43%***
                          Since inception of Class C          13.02%***

                                          --------

                                           *  The inception dates for the
                                              Class A, Class B and Class C
                                              shares are 2/20/97, 3/19/97 and
                                              2/13/97, respectively.
                                           ** Morgan Stanley (MSCI) EAFE
                                              Index is an unmanaged index
                                              used to portray the pattern of
                                              common stock price movement in
                                              Europe, Australia, New Zealand
                                              and countries in the Far East.
                                           *** Index return from 2/28/97 for
                                               Class A shares, 3/31/97 for
                                               Class B shares and 1/31/97 for
                                               Class C shares.

                                           The average annual total returns
                                           reflect imposition of the maximum
                                           front-end or contingent deferred
                                           sales charge and conversion of
                                           Class B shares to Class A shares
                                           after the applicable period.
Framlington International Growth Fund
Class C
Total Return
Class C
1998                14.48%
Year-to-date through September 30, 1999: 14.66%

Best Quarter:                          Q4 1998                                                18.94%
Worst Quarter:                         Q3 1998                                               (17.79)%

Who May Want To Invest

The Funds may be appropriate for investors:

 . Looking to invest over the long term.

 . Able to tolerate market swings.

Fees And Expenses


The tables below describe the fees and expenses that you may pay if you buy and hold shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                        Class A Class B Class C
Shareholder Fees (fees paid directly from your          Shares  Shares  Shares
investment)                                             ------- ------- -------
Maximum Sales Charge (Load) Imposed on Purchases (as a
 % of offering price).................................. 5.5%(a)   None    None
Maximum Deferred Sales Charge (Load) (as a % of the
 lesser of original purchase price or redemption pro-
 ceeds)................................................ None(b)  5%(c)   1%(d)
Sales Charge (Load) Imposed on Reinvested Dividends....    None   None    None
Redemption Fees........................................    None   None    None
Exchange Fees..........................................    None   None    None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples
The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

        Annual Fund Operating Expenses
             as a % of net assets
        ------------------------------
                        Class A Class B Class C
                        Shares  Shares  Shares
                        ------- ------- -------
Balanced Fund
Management Fees........   .65%    .65%    .65%
Distribution and/or
 Service (12b-1) Fees..   .25%   1.00%   1.00%
Other Expenses.........   .32%    .32%    .32%
                         -----   -----   -----
Total Annual Fund
 Operating Expenses....  1.22%   1.97%   1.97%
                         =====   =====   =====
                        Class A Class B Class C
                        Shares  Shares  Shares
                        ------- ------- -------
Equity Income Fund
Management Fees........   .75%    .75%    .75%
Distribution and/or
 Service (12b-1) Fees..   .25%   1.00%   1.00%
Other Expenses.........   .21%    .21%    .21%
                         -----   -----   -----
Total Annual Fund
 Operating Expenses....  1.21%   1.96%   1.96%
                         =====   =====   =====
                        Class A Class B Class C
                        Shares  Shares  Shares
                        ------- ------- -------
International Equity Fund
Management Fees........   .75%    .75%    .75%
Distribution and/or
 Service (12b-1) Fees..   .25%   1.00%   1.00%
Other Expenses.........   .29%    .29%    .29%
                         -----   -----   -----
Total Annual Fund
 Operating Expenses....  1.29%   2.04%   2.04%
                         =====   =====   =====

                                 Examples
                                 --------
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------
 1 Year......... $  668  $  716      $  201    $  304   $  201
 3 Years........ $  917  $  948      $  620    $  620   $  620
 5 Years........ $1,186  $1,298      $1,066    $1,066   $1,066
10 Years........ $1,952  $1,930***   $1,930*** $2,304   $2,304
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------
 1 Year......... $  668  $  715      $  200    $  303   $  200
 3 Years........ $  915  $  945      $  617    $  617   $  617
 5 Years........ $1,181  $1,293      $1,060    $1,060   $1,060
10 Years........ $1,941  $1,919***   $1,919*** $2,293   $2,293
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------
1 Year.......... $  675  $  722      $  208    $  311   $  208
3 Years......... $  938  $  969      $  641    $  641   $  641
5 Years......... $1,221  $1,333      $1,101    $1,101   $1,101
10 Years........ $2,027  $2,006***   $2,006*** $2,377   $2,377

        Annual Fund Operating Expenses
             as a % of net assets
        ------------------------------
                         Class A Class B Class C
                         Shares  Shares  Shares
                         ------- ------- -------
Micro-Cap Equity Fund
Management Fees........   1.00%   1.00%   1.00%
Distribution and/or
 Service (12b-1) Fees..    .25%   1.00%   1.00%
Other Expenses.........    .39%    .39%    .39%
                          -----   -----   -----
Total Annual Fund
 Operating Expenses....   1.64%   2.39%   2.39%
                          =====   =====   =====
                         Class A Class B Class C
                         Shares  Shares  Shares
                         ------- ------- -------
Multi-Season Growth Fund
Management Fees(1).....    .92%    .92%    .92%
Distribution and/or
 Service (12b-1) Fees..    .25%   1.00%   1.00%
Other Expenses.........    .23%    .23%    .23%
                          -----   -----   -----
Total Annual Fund
 Operating Expenses(1).   1.40%   2.15%   2.15%
                          =====   =====   =====
                         Class A Class B Class C
                         Shares  Shares  Shares
                         ------- ------- -------
Real Estate Equity Investment Fund
Management Fees........    .74%    .74%    .74%
Distribution and/or
 Service (12b-1) Fees..    .25%   1.00%   1.00%
Other Expenses(2)......    .29%    .29%    .29%
                          -----   -----   -----
Total Annual Fund
 Operating Expenses....   1.28%   2.03%   2.03%
                          =====   =====   =====
                         Class A Class B Class C
                         Shares  Shares  Shares
                         ------- ------- -------
Small-Cap Value Fund
Management Fees........    .75%    .75%    .75%
Distribution and/or
 Service (12b-1) Fees..    .25%   1.00%   1.00%
Other Expenses(2)......    .25%    .25%    .25%
                          -----   -----   -----
Total Annual Fund
 Operating Expenses....   1.25%   2.00%   2.00%
                          =====   =====   =====
                         Class A Class B Class C
                         Shares  Shares  Shares
                         ------- ------- -------
Small Company Growth Fund
Management Fees........    .75%    .75%    .75%
Distribution and/or
 Service (12b-1) Fees..    .25%   1.00%   1.00%
Other Expenses.........    .22%    .22%    .22%
                          -----   -----   -----
Total Annual Fund
 Operating Expenses....   1.22%   1.97%   1.97%
                          =====   =====   =====

                                 Examples
                                 --------
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------

1 Year.......... $  709  $  756      $  242    $  345   $  242
3 Years......... $1,041  $1,072      $  748    $  748   $  748
5 Years......... $1,396  $1,507      $1,280    $1,280   $1,280
10 Years........ $2,394  $2,377***   $2,377*** $2,736   $2,736
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------
1 Year.......... $  686  $  733      $  219    $  322   $  219
3 Years......... $  971  $1,002      $  675    $  675   $  675
5 Years......... $1,276  $1,388      $1,158    $1,158   $1,158
10 Years........ $2,144  $2,124***   $2,124*** $2,491   $2,491
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------

1 Year.......... $  674  $  721      $  206    $  309   $  206
3 Years......... $  934  $  965      $  637    $  637   $  637
5 Years......... $1,215  $1,327      $1,095    $1,095   $1,095
10 Years........ $2,016  $1,994***   $1,994*** $2,365   $2,365
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------

1 Year.......... $  671  $  719      $  204    $  307   $  204
3 Years......... $  926  $  957      $  629    $  629   $  629
5 Years......... $1,201  $1,313      $1,081    $1,081   $1,081
10 Years........ $1,984  $1,963***   $1,963*** $2,335   $2,335
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------

1 Year.......... $  668  $  716      $  201    $  304   $  201
3 Years......... $  917  $  948      $  620    $  620   $  620
5 Years......... $1,186  $1,298      $1,066    $1,066   $1,066
10 Years........ $1,952  $1,930***   $1,930*** $2,304   $2,304

        Annual Fund Operating Expenses
             as a % of net assets
        ------------------------------
                         Class A Class B Class C
                         Shares  Shares  Shares
                         ------- ------- -------
Framlington Emerging Markets Fund
Management Fees........   1.25%   1.25%   1.25%
Distribution and/or
 Service (12b-1) Fees..    .25%   1.00%   1.00%
Other Expenses(3)......    .62%    .62%    .62%
                          -----   -----   -----
Total Annual Fund
 Operating Expenses(3).   2.12%   2.87%   2.87%
                          =====   =====   =====

                  Class A Class B Class C
                  Shares  Shares  Shares
                  ------- ------- -------
Framlington Healthcare Fund
Management Fees.   1.00%   1.00%   1.00%
Distribution
 and/or Service
 (12b-1) Fees...    .25%   1.00%   1.00%
Other
 Expenses(3)....    .67%    .67%    .67%
                   -----   -----   -----
Total Annual
 Fund Operating
 Expenses(3)....   1.92%   2.67%   2.67%
                   =====   =====   =====
                  Class A Class B Class C
                  Shares  Shares  Shares
                  ------- ------- -------
Framlington
 International Growth
 Fund
Management Fees.   1.00%   1.00%   1.00%
Distribution
 and/or Service
 (12b-1) Fees...    .25%   1.00%   1.00%
Other
 Expenses(3)....    .51%    .51%    .51%
                   -----   -----   -----
Total Annual
 Fund Operating
 Expenses(3)....   1.76%   2.51%   2.51%
                   =====   =====   =====

                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------

1 Year.......... $  736  $  783      $  271    $  373   $  271
3 Years......... $1,123  $1,154      $  832    $  832   $  832
5 Years......... $1,534  $1,644      $1,420    $1,420   $1,420
10 Years........ $2,678  $2,664***   $2,664*** $3,013   $3,013
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------

 1 Year......... $  721  $  767      $  255    $  357   $  255
 3 Years........ $1,076  $1,107      $  784    $  784   $  784
 5 Years........ $1,455  $1,566      $1,340    $1,340   $1,340

10 Years........ $2,517  $2,501***   $2,501*** $2,856   $2,856

                         Examples
                         --------
                 Class A Class B    Class B    Class C Class C
                 Shares  Shares*    Shares**   Shares* Shares**
                 ------- -------    --------   ------- --------

1 Year.......... $  755  $  802      $  291    $  393   $  291
3 Years......... $1,181  $1,212      $  892    $  892   $  892
5 Years......... $1,631  $1,741      $1,519    $1,519   $1,519
10 Years........ $2,876  $2,864***   $2,864*** $3,206   $3,206

-------
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c) The CDSC payable upon redemption of Class B shares declines over time.
(d) The CDSC applies to redemptions of Class C shares within one year of purchase.

(1) The advisor has voluntarily agreed to waive a portion of its management fees for the Multi-Season Growth Fund for the current fiscal year. As a result of the fee waiver, actual management fees and total annual fund operating expenses for the Fund are expected to be .75% for Class A, Class B and Class C shares and 1.23%, 1.98%, 1.98%, respectively, for Class A, Class B and Class C shares.

(2) The expenses for the Real Estate Equity Investment Fund and the Small-Cap Value Fund have been restated for the current fiscal year to reflect an increase in general operating expenses for the Funds.

(3) The advisor has voluntarily agreed to reimburse the Framlington Emerging Markets Fund, the Framlington Healthcare Fund and the Framlington International Growth Fund for certain operating expenses for the current fiscal year. As a result of the expense reimbursement, other expenses and total annual fund operating expenses for the Funds for the current fiscal year, which have been restated to reflect an increase in general operating expenses of the Funds, are expected to be: .50%, 2.00%-Class A, 2.75%-Class B and 2.75%-Class C, respectively, for Framlington Emerging Markets Fund, .50%, 1.75%-Class A, 2.50%-Class B, 2.50%-Class C, respectively, for Framlington Healthcare Fund and .50%, 1.75%-Class A, 2.50%-Class B and 2.50%-Class C, respectively, for Framlington International Growth Fund. The advisor may terminate the expense reimbursements at any time.

   * Assumes you sold your shares at the end of the time period.
  ** Assumes you stayed in the Fund.
 *** Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after the date of original purchase.

More About The Funds
--------------------------------------------------------------------------------

This section further describes that the Funds' principal investment strategies and risks that are summarized above in the section entitled Risk/Return Summary. The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Funds

Equity Funds are the Balanced Fund, Equity Income Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Framlington Emerging Markets Fund, Framlington HealthCare Fund and Framlington International Growth Fund.

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government Securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptance and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies and Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

A diversified investment company is an investment company that may not invest more than 5% of its total assets in any one issuer other than the U.S. Government, its agencies or instrumentalities. This limit applies only to 75% of a diversified Fund's assets. In addition, a diversified Fund cannot invest more than 25% of its assets in a single issuer.

Principal Investment Strategies and Risks

Foreign Investment Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Investment Strategy. International Equity Fund, Framlington Healthcare Fund and Framlington International Growth Fund will invest all or a substantial portion of their total assets in foreign securities.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Short-Term Trading. The Funds' historical portfolio turnover rates are shown in the Financial Highlights.

  Investment Strategy. Each Fund may engage in short-term trading, including, initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Other Investment Strategies and Risks

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivative Risk. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, swaps, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Foreign Investment Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Investment Strategy. The other Equity Funds (except Real Estate Investment
  Fund), may invest up to 25% of their total assets in foreign securities.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.


Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. Each Fund may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 . BBB or higher by S&P;

 . Baa or higher by Moody's;

 . BBB or higher by Duff & Phelps; or

 . BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

  Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade. The Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

  Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. Each Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

  Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail: The Munder Funds

           c/o PFPC Global Fund Services

           P.O. Box 60428

           King of Prussia, PA 19406-0428

Purchasing Shares

Purchase Price of Shares
Class A shares of a Fund are sold at the NAV next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B and Class C shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
 . Initial: $250

 . Subsequent: $50

 . Automatic Investment Plan: $50

Purchases over $250,000 must be for Class A or Class C shares.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Funds' distributor can sell you shares of the Funds. Please note that brokers or financial advisors may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not accept third-party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

 . You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 . You may exchange Fund shares for shares of the same class of other Munder
  Funds based on their relative net asset values.

 .  You may exchange Class C shares of a Fund for Class II shares of other
   Munder Funds.

 . Class A shares of a Munder money market fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of a Fund.

 . Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 . Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange requests to your broker, to your financial advisor or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

 . For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000;
  (b) redemption proceeds not being made payable to the record owner of the account; (c) redemption proceeds not being mailed to the address of record on the account; (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities

 Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
 (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE
 MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Methods for Redeeming Shares
You may redeem shares of the Funds in several ways:

 . By Mail. You may mail your redemption request to: The Munder Funds, c/o PFPC
  Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker, your financial advisor or by calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

 If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

 During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 . You may redeem shares through the Automatic Withdrawal Plan.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . To limit the Funds' expenses, we no longer issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

  . the New York Stock Exchange is closed;

  . trading on the New York Stock Exchange is restricted;

  . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

  . if the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund (other than the Real Estate Equity Investment Fund) with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly from the Funds, the Funds' transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

 . The exchange privilege is not intended as a vehicle for short-term trading.
  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

 Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of a Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the Funds' transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

Distribution Arrangements
--------------------------------------------------------------------------------

Share Class Selection

Each Fund offers Class A, Class B and Class C shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 . Front end sales charge. There are several ways to reduce these sale charges.

 . Lower annual expenses than Class B and Class C shares.

Class B shares
 . No front end sales charge. All your money goes to work for you right away.

 . Higher annual expenses than Class A shares.

 . A CDSC on shares you sell within six years of purchase.

 . Automatic conversion to Class A shares approximately six years after issuance, thus reducing future annual expenses.

 . CDSC is waived for certain redemptions.

Class C shares
 . No front end sales charge or CDSC, except for a CDSC for redemptions made within the first year after investing. All your money goes to work for you right away.

 . Shares do not convert to another class.

 . Higher annual expenses than Class A shares.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. The other classes of shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about those classes.

Applicable Sales Charge--Class A Shares

You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                                    Sales Charge
                                                  as a Percentage     Dealer
                                                         of         Reallowance
                                                  ----------------     as a
                                                              Net  Percentage of
                                                     Your    Asset the Offering
                                                  Investment Value     Price
                                                  ---------- ----- -------------
Less than $25,000................................   5.50%    5.82%     5.00%
$25,000 but less than $50,000....................   5.25%    5.54%     4.75%
$50,000 but less than $100,000...................   4.50%    4.71%     4.00%
$100,000 but less than $250,000..................   3.50%    3.63%     3.25%
$250,000 but less than $500,000..................   2.50%    2.56%     2.25%
$500,000 but less than $1,000,000................   1.50%    1.52%     1.25%
$1,000,000 or more...............................   None*    None* (see below)**

--------
*No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase. **The distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

The distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities law.

Sales Charge Waivers--General

We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management, the advisor to The Munder Funds).

1. individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor, or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans as described below;

5. individuals who reinvest a distribution from a qualified retirement plan for which the advisor serves as investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans); and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans
We will waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code (each, a Qualified Employee Benefit
Plan) and that (1) invest $1,000,000 or more in Class A shares offered by the Munder Funds or (2) have at least 75 eligible plan participants.

In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. This sales charge waiver does not apply to Simplified Employee Pension Plans (SEPs), Individual Retirement Accounts (IRAs), UPI Plans and Merrill Lynch Plans.

UPI Plans. We also will waive (i) the initial sales charge on Class A shares purchased by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

Merrill Lynch Plans. We will waive the initial sales charge for all investments by Merrill Lynch Plans if

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and a Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 . Letter of Intent. If you intend to purchase at least $25,000 of Class A shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

 You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in escrow. The Funds' custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 . Quantity Discounts. You may combine purchases of Class A shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

 . Right of Accumulation. You may add the value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker or your financial advisor or the Funds' transfer agent to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

Cdsc

You pay a CDSC when you redeem:

 . Class A shares that were bought as part of an investment of at least $1 million within one year of buying them;

 . Class B shares within six years of buying them;

 . Class C shares within one year of buying them.

These time periods include the time you held Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class B or Class C shares of the Fund you are redeeming.

The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares purchased on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to CDSC.

Years Since Purchase                                                       CDSC
--------------------                                                       -----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 3.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 s share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares X $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, the Funds' distributor pays sales commissions of 4.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares.





CDSC Waivers
We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased after June 27, 1995) for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 . involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's net asset value of part of a systematic withdrawal system ("SWP"). For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995).

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

12b-1 Fees

The Funds have adopted Rule 12b-1 plans with respect to their Class A, Class B and Class C shares that allow each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Funds may pay up to .25% of the daily net assets of Class A, Class B and Class C shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide such services. The Funds may also pay up to .75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Funds and/or its shareholders, including sub- administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open.

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. (Eastern time).

If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of each Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.

Distributions
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. The Funds pass substantially all of its earnings along to its shareholders as distributions. When the Funds earn dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Balanced Fund, Equity Income Fund And Small Company Growth Fund

These Funds pay dividends, if any, quarterly.

Real Estate Equity Investment Fund

This Fund pays dividends, if any, monthly.

International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, Small-Cap Value Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund and Framlington International Growth Fund

These Funds pay dividends, if any, annually.

All Funds

All Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisors AndSub-Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than the International Equity Fund. World Asset Management, ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the International Equity Fund. World is a wholly-owned subsidiary of MCM. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $39 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investments and $7 billion in non-discretionary assets. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 million were invested in other fixed income securities.

Framlington Overseas Investment Management Limited ("Framlington"), an affiliate of MCM, is the sub-advisor of the Framlington Funds.

The advisors provide overall investment management for their respective Funds. Except for the Framlington Funds, they also provide all research and credit analysis and are responsible for all purchases and sales of portfolio securities.

Framlington provides research and credit analysis for each of the Framlington Funds and is responsible for making all purchases and sales of portfolio securities for each of the Framlington Funds.

During the fiscal year ended June 30, 1999, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

Balanced Fund............................................................. 0.65%
Equity Income Fund........................................................ 0.75%
International Equity Fund................................................. 0.75%
Micro-Cap Equity Fund..................................................... 1.00%
Multi-Season Growth Fund.................................................. 0.75%
Real Estate Equity Investment Fund........................................ 0.74%
Small-Cap Value Fund...................................................... 0.75%
Small Company Growth Fund................................................. 0.75%
Framlington Emerging Markets Fund......................................... 1.25%
Framlington Healthcare Fund............................................... 1.00%
Framlington International Growth Fund..................................... 1.00%

Because MCM voluntarily agreed to waive a portion of its fees for the Multi-Season Growth Fund the payment shown above for that Fund is less than the contractual advisory fees of 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

Performance of Framlington Account Managed by the Sub-Advisor. The table below contains certain performance information provided by the sub-advisor relating to an account managed by the sub-advisor has investment objectives, policies and strategies substantially similar to the Framlington Healthcare Fund. In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the sub-advisor with substantially similar investment objectives, policies and strategies to the Framlington Healthcare Fund.

The trust account performance is provided by Standard & Poor's Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assumes the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1998.

You should not rely on the following performance data of the sub-advisor's client accounts as an indication of future performance of the Framlington Healthcare Fund. It should be noted that the management of the Fund will be affected by regulatory requirements under the 1940 Act and requirements of the Internal Revenue Code to qualify as a regulated investment company which if applied to the accounts may have lowered the accounts performance.

                                                         U.K.    S&P Healthcare
                                                        Health   Composite Index
Period Ended Dec. 31, 1998                             Portfolio Capital Change
--------------------------                             --------- ---------------
1 Year................................................   10.85%        3.65%
3 Years...............................................  (0.44)%      (6.90)%
5 Years...............................................  117.99%      103.85%
10 years..............................................  409.12%      376.08%
Inception on April 30, 1987...........................  411.08%      239.64%

Performance for the Health trust account is calculated on an offer-bid basis; US dollar adjusted total return net of all management fees but not reflective of U.K. tax, which differs from the SEC method total return calculation.
Source: Standard & Poor's Micropal.

S&P Healthcare Composite Index performance shows capital change in U.S. dollars but does not reflect the deduction of fees, expenses, and taxes. Source:
Datastream.

The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the United States only.

Portfolio Managers

Balanced Fund, Small-Cap Value Fund And Small Company Growth Fund

A committee of professional portfolio managers employed by MCM makes investment decisions for the Funds.

Equity Income Fund

Otto Hinzmann, Jr. and Geoffrey A. Wilson jointly manage the Fund. Mr. Hinzmann, Vice President and Director of Equity Management of MCM or of Old MCM, Inc., the predecessor to MCM, since January 1987, has been the Fund's portfolio manager since February 1995. Mr. Wilson, Senior Portfolio Manager of MCM, has managed the Fund since August 1999. Mr. Wilson has managed individual, foundation and endowment portfolios in MCM's Private Management Group since 1985.

International Equity Fund

Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, President and Chief Investment Officer of World, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995).

Micro-Cap Equity Fund

Carl Wilk and Jeffrey Schwartz jointly manage the Fund. Mr. Wilk, Senior Portfolio Manager of MCM, has been the Fund's portfolio manager since its inception. He is also on the management committee for the Small Company Growth Fund. Prior to joining MCM in 1995, he was a Senior Equity Research Analyst at Woodbridge Capital Management. Mr. Schwartz, Senior Portfolio Manager of MCM, has been the Fund's portfolio manager since April 1998. He is also on the management committee of the Small Company Growth Fund. Mr. Schwartz joined MCM in 1992.

Multi-Season Growth Fund

Leonard J. Barr II and John Richardson jointly manage the Fund. Mr. Barr, Senior Vice President and Director of Research of MCM, has been the Fund's portfolio manager since the Fund's inception in April 1993. Mr. Richardson has managed the Fund since August 1999. Mr. Richardson, Senior Partner & Director of Equity Portfolio Management, has managed equity and balanced portfolios since joining MCM in 1985.


Real Estate Equity Investment Fund

Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with MCM since 1993.

Framlington Emerging Markets Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. William Calvert heads the committee. Mr. Calvert has been employed by Framlington since 1997. Prior to that he was employed by Edmond de Rothchild Securities.


Framlington Healthcare Fund

Antony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

Framlington International Growth Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Simon Key, Chief Investment Officer of Framlington, heads the committee. Mr. Key has managed the Fund for Framlington since 1989.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). Because Class A, Class B and Class C Shares of Equity Selection Fund, Growth Opportunities Fund and Framlington Global Financial Services Fund had not commenced operations on June 30, 1999, financial highlights are not presented for those Funds. The information has been audited by Ernst & Young LLP, independent auditors, except that, for periods ended prior to June 30, 1995 for the Multi-Season Growth Fund, such financial highlights were audited by another independent auditor. The independent auditor's report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.

                                               Balanced Fund(a)
                          ---------------------------------------------------------------
                           Year     Year       Year       Year      Period        Year
                           Ended    Ended     Ended      Ended      Ended        Ended
                          6/30/99  6/30/98  6/30/97(f) 6/30/96(f) 6/30/95(d)   2/28/95(e)
                          Class A  Class A   Class A    Class A    Class A      Class A
                          -------  -------  ---------- ---------- ----------   ----------
Net asset value,
 beginning of period....  $13.48   $13.01     $12.35     $10.77     $ 9.95       $10.35
                          ------   ------     ------     ------     ------       ------
Income from investment
 operations:
Net investment income...    0.21     0.30       0.29       0.27       0.09         0.19
Net realized and
 unrealized gain/(loss)
 on investments.........    1.02     1.66       1.30       1.55       0.85        (0.41)
                          ------   ------     ------     ------     ------       ------
Total from investment
 operations.............    1.23     1.96       1.59       1.82       0.94        (0.22)
                          ------   ------     ------     ------     ------       ------
Less distributions:
Dividends from net
 investment income......   (0.23)   (0.32)     (0.27)     (0.24)     (0.12)       (0.18)
Distributions from net
 realized gains.........   (1.52)   (1.17)     (0.66)         -          -            -
                          ------   ------     ------     ------     ------       ------
Total distributions.....   (1.75)   (1.49)     (0.93)     (0.24)     (0.12)       (0.18)
                          ------   ------     ------     ------     ------       ------
Net asset value, end of
 period.................  $12.96   $13.48     $13.01     $12.35     $10.77       $ 9.95
                          ======   ======     ======     ======     ======       ======
Total return (b) .......   10.76%   15.93%     13.63%     17.06%      9.44%       (2.07)%
                          ======   ======     ======     ======     ======       ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $1,572   $  844     $  382     $  375     $  314       $  286
Ratio of operating
 expenses to average net
 assets.................    1.22%    1.17%      1.22%      1.15%      1.16%(c)     1.22%
Ratio of net investment
 income to average net
 assets.................    1.73%    2.41%      2.30%      2.29%      2.51%(c)     1.89%
Portfolio turnover rate.     116%      79%       125%       197%        52%         116%
Ratio of operating
 expenses to average net
 assets without waivers.    1.22%    1.17%      1.22%      1.26%      1.51%(c)     1.57%

--------
(a) The Munder Balanced Fund Class A Shares, Class B Shares and Class C Shares commenced operations on April 30, 1993, June 21, 1994 and January 24, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.

                                         Balanced Fund(a)
 ------------------------------------------------------------------------------------------------------------
  Year       Year       Year       Year      Period       Period      Year     Year       Year      Period
  Ended      Ended     Ended      Ended      Ended        Ended       Ended    Ended     Ended      Ended
 6/30/99    6/30/98  6/30/97(f) 6/30/96(f) 6/30/95(d)   2/28/95(e)   6/30/99  6/30/98  6/30/97(f) 6/30/96(f)
 Class B    Class B   Class B    Class B    Class B      Class B     Class C  Class C   Class C    Class C
 -------    -------  ---------- ---------- ----------   ----------   -------  -------  ---------- ----------
 $13.44     $12.97     $12.33     $10.76     $ 9.93       $9.56      $13.45   $12.99     $12.35     $11.67
 ------     ------     ------     ------     ------       -----      ------   ------     ------     ------
   0.12       0.21       0.19       0.18       0.06        0.07        0.12     0.22       0.18       0.05
   1.01       1.64       1.30       1.56       0.84        0.37        1.03     1.62       1.32       0.67
 ------     ------     ------     ------     ------       -----      ------   ------     ------     ------
   1.13       1.85       1.49       1.74       0.90        0.44        1.15     1.84       1.50       0.72
 ------     ------     ------     ------     ------       -----      ------   ------     ------     ------
  (0.13)     (0.21)     (0.19)     (0.17)     (0.07)      (0.07)      (0.13)   (0.21)     (0.20)     (0.04)
  (1.52)     (1.17)     (0.66)         -          -           -       (1.52)   (1.17)     (0.66)         -
 ------     ------     ------     ------     ------       -----      ------   ------     ------     ------
  (1.65)     (1.38)     (0.85)     (0.17)     (0.07)      (0.07)      (1.65)   (1.38)     (0.86)     (0.04)
 ------     ------     ------     ------     ------       -----      ------   ------     ------     ------
 $12.92     $13.44     $12.97     $12.33     $10.76       $9.93      $12.95   $13.45     $12.99     $12.35
 ======     ======     ======     ======     ======       =====      ======   ======     ======     ======
   9.96%     15.11%     12.73%     16.24%      9.11%       4.65%      10.11%   15.00%     12.84%      6.20%
 ======     ======     ======     ======     ======       =====      ======   ======     ======     ======
 $1,829     $  647     $  199     $   75     $   15       $  19      $  360   $  115     $   73     $    3
   1.97%      1.92%      1.97%      1.90%      1.91%(c)    1.85%(c)    1.97%    1.92%      1.97%      1.90%(c)
   0.94%      1.66%      1.55%      1.54%      1.76%(c)    1.26%(c)    0.94%    1.66%      1.55%      1.54%(c)
    116%        79%       125%       197%        52%        116%        116%      79%       125%       197%

   1.97%      1.92%      1.97%      2.01%      2.26%(c)    2.20%(c)    1.97%    1.92%      1.97%      2.01%(c)

                                             Equity Income Fund(a)
                          ---------------------------------------------------------------
                           Year     Year       Year       Year      Period       Period
                           Ended    Ended     Ended      Ended      Ended        Ended
                          6/30/99  6/30/98  6/30/97(g) 6/30/96(g) 6/30/95(d)   2/28/95(g)
                          Class A  Class A   Class A    Class A    Class A      Class A
                          -------  -------  ---------- ---------- ----------   ----------
Net asset value,
 beginning of period....  $15.62   $15.21     $13.04     $11.14     $10.42       $10.10
                          ------   ------     ------     ------     ------       ------
Income from investment
 operations:
Net investment income...    0.20     0.29       0.31       0.32       0.10         0.23
Net realized and
 unrealized gain on
 investments............    0.73     2.96       3.14       1.98       0.80         0.24
                          ------   ------     ------     ------     ------       ------
Total from investment
 operations.............    0.93     3.25       3.45       2.30       0.90         0.47
                          ------   ------     ------     ------     ------       ------
Less distributions:
Dividends from net
 investment income......   (0.18)   (0.28)     (0.32)     (0.31)     (0.18)       (0.15)
Distributions from net
 realized gains.........   (1.39)   (2.56)     (0.96)     (0.09)        --        (0.00)(f)
                          ------   ------     ------     ------     ------       ------
Total distributions.....   (1.57)   (2.84)     (1.28)     (0.40)     (0.18)       (0.15)
                          ------   ------     ------     ------     ------       ------
Net asset value, end of
 period.................  $14.98   $15.62     $15.21     $13.04     $11.14       $10.42
                          ======   ======     ======     ======     ======       ======
Total return (b)........    6.96%   23.03%     28.10%     20.90%      8.69%        4.79%
                          ======   ======     ======     ======     ======       ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $5,578   $9,545     $3,662     $1,025     $  226       $  128
Ratio of operating
 expenses to average net
 assets.................    1.21%    1.19%      1.20%      1.21%      1.09%(c)     0.53%(c)
Ratio of net investment
 income to average net
 assets.................    1.44%    1.78%      2.28%      2.56%      3.33%(c)     4.72%(c)
Portfolio turnover rate.      50%      73%        62%        37%        13%          12%
Ratio of operating
 expenses to average net
 assets without waivers.    1.21%    1.19%      1.20%      1.28%     15.51%(c)     1.53%(c)

--------

(a) The Munder Equity Income Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 8, 1994, August 9, 1994 and December 5, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Amount represents less than $0.01 per share.
(g) Per share numbers have been calculated using the average shares method.

                                       Equity Income Fund(a)
 ---------------------------------------------------------------------------------------------------------
  Year     Year       Year       Year      Period       Period      Year     Year       Year       Year
  Ended    Ended     Ended      Ended      Ended        Ended       Ended    Ended     Ended      Ended
 6/30/99  6/30/98  6/30/97(g) 6/30/96(g) 6/30/95(d)   2/28/95(e)   6/30/99  6/30/98  6/30/97(g) 6/30/96(g)
 Class B  Class B   Class B    Class B    Class B      Class B     Class C  Class C   Class C    Class C
 -------  -------  ---------- ---------- ----------   ----------   -------  -------  ---------- ----------
 $15.57   $15.17     $13.02     $11.13     $10.41       $10.10     $15.55   $15.16     $13.01     $12.60
 ------   ------     ------     ------     ------       ------     ------   ------     ------     ------
    .10     0.17       0.21       0.23       0.09         0.19       0.09     0.16       0.19       0.14
   0.72     2.95       3.13       1.99       0.77         0.25       0.73     2.95       3.15       0.55
 ------   ------     ------     ------     ------       ------     ------   ------     ------     ------
   0.82     3.12       3.34       2.22       0.86         0.44       0.82     3.11       3.34       0.69
 ------   ------     ------     ------     ------       ------     ------   ------     ------     ------
  (0.07)   (0.16)     (0.23)     (0.24)     (0.14)       (0.13)     (0.07)   (0.16)     (0.23)     (0.19)
  (1.39)   (2.56)     (0.96)     (0.09)        --        (0.00)(f)  (1.39)   (2.56)     (0.96)     (0.09)
 ------   ------     ------     ------     ------       ------     ------   ------     ------     ------
  (1.46)   (2.72)     (1.19)     (0.33)     (0.14)       (0.13)     (1.46)   (2.72)     (1.19)     (0.28)
 ------   ------     ------     ------     ------       ------     ------   ------     ------     ------
 $14.93   $15.57     $15.17     $13.02     $11.13       $10.41     $14.91   $15.55     $15.16     $13.01
 ======   ======     ======     ======     ======       ======     ======   ======     ======     ======
   6.18%   22.09%     27.16%     20.09%      8.30%        4.47%      6.18%   22.05%     27.17%      5.57%
 ======   ======     ======     ======     ======       ======     ======   ======     ======     ======
 $3,700   $1,694     $  641     $  228     $   57       $   51     $1,366   $1,776     $  766     $   31
   1.97%    1.94%      1.95%      1.96%      1.84%(c)     1.27%(c)   1.97%    1.94%      1.95%      1.96%(c)
   0.69%    1.03%      1.53%      1.81%      2.58%(c)     3.96%(c)   0.69%    1.03%      1.53%      1.81%(c)
     50%      73%        62%        37%        13%          12%        50%      73%        62%        37%
   1.97%    1.94%      1.95%      2.03%      2.26%(c)     2.27%(c)   1.97%    1.94%      1.95%      2.03%(c)

                                            International Equity Fund(a)
                          -------------------------------------------------------------------
                                      Year                            Period
                          Year Ended  Ended   Year Ended Year Ended   Ended       Year Ended
                          6/30/99(f) 6/30/98  6/30/97(f) 6/30/96(f) 6/30/95(d)   2/28/95(e,f)
                           Class A   Class A   Class A    Class A    Class A       Class A
                          ---------- -------  ---------- ---------- ----------   ------------
Net asset value,
 beginning of period....   $ 15.03   $15.73     $15.09     $13.42     $12.29        $13.68
                           -------   ------     ------     ------     ------        ------
Income from investment
 operations:
Net investment income...      0.20     0.15       0.14       0.15       0.12          0.17
Net realized and
 unrealized gain on
 investments............      1.38     0.34       2.30       1.64       1.01         (1.48)
                           -------   ------     ------     ------     ------        ------
Total from investment
 operations.............      1.58     0.49       2.44       1.79       1.13         (1.31)
                           -------   ------     ------     ------     ------        ------
Less distributions:
Dividends from net
 investment income......     (0.17)   (0.19)     (0.21)     (0.12)         -         (0.02)
Distributions from net
 realized gains.........     (0.23)   (1.00)     (1.59)         -          -             -
Distributions from
 capital................         -        -          -          -          -         (0.06)
                           -------   ------     ------     ------     ------        ------
Total distributions.....     (0.40)   (1.19)     (1.80)     (0.12)         -         (0.08)
                           -------   ------     ------     ------     ------        ------
Net asset value, end of
 period.................   $ 16.21   $15.03     $15.73     $15.09     $13.42        $12.29
                           =======   ======     ======     ======     ======        ======
Total return (b)........     10.80%    4.30%     17.98%     13.37%      9.28%        (9.67)%
                           =======   ======     ======     ======     ======        ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $16,024   $6,264     $6,710     $4,767     $1,400        $1,339
Ratio of operating
 expenses to average net
 assets.................      1.29%    1.25%      1.26%      1.26%      1.21%(c)      1.18%
Ratio of net investment
 income to average net
 assets.................      1.33%    1.03%      0.98%      1.07%      2.57%(c)      1.31%
Portfolio turnover rate.        23%      41%        46%        75%        14%           20%
Ratio of operating
 expenses to average net
 assets without waivers.      1.29%    1.25%      1.26%      1.33%      1.46%(c)      1.43%

--------
(a) The Munder International Equity Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 30, 1992, March 9, 1994 and September 29, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.
(g) Amount represents less than $0.01 per share.

                                       International Equity Fund (a)
 --------------------------------------------------------------------------------------------------------------
             Year                            Period                               Year                 Period
 Year Ended  Ended   Year Ended Year Ended   Ended      Period Ended  Year Ended  Ended   Year Ended   Ended
 6/30/99(f) 6/30/98  6/30/97(f) 6/30/96(f) 6/30/95(d)   2/28/95(e,f)  6/30/99(f) 6/30/98  6/30/97(f) 6/30/96(f)
  Class B   Class B   Class B    Class B    Class B       Class B      Class C   Class C   Class C    Class C
 ---------- -------  ---------- ---------- ----------   ------------  ---------- -------  ---------- ----------
   $14.83   $15.57     $14.91     $13.35     $12.26        $13.45       $14.95   $15.68     $15.02     $14.13
   ------   ------     ------     ------     ------        ------       ------   ------     ------     ------

     0.05     0.05       0.03       0.05       0.08          0.08         0.05     0.04       0.03       0.04
     1.42     0.32       2.28       1.62       1.01         (1.21)        1.42     0.34       2.30       0.95
   ------   ------     ------     ------     ------        ------       ------   ------     ------     ------
     1.47     0.37       2.31       1.67       1.09         (1.13)        1.47     0.38       2.33       0.99
   ------   ------     ------     ------     ------        ------       ------   ------     ------     ------

    (0.10)   (0.11)     (0.06)     (0.11)         -         (0.00)(g)    (0.10)   (0.11)     (0.08)     (0.10)
    (0.23)   (1.00)     (1.59)         -          -             -        (0.23)   (1.00)     (1.59)         -
        -        -          -          -          -         (0.06)           -        -          -          -
   ------   ------     ------     ------     ------        ------       ------   ------     ------     ------
    (0.33)   (1.11)     (1.65)     (0.11)         -         (0.06)       (0.33)   (1.11)     (1.67)     (0.10)
   ------   ------     ------     ------     ------        ------       ------   ------     ------     ------
   $15.97   $14.83     $15.57     $14.91     $13.35        $12.26       $16.09   $14.95     $15.68     $15.02
   ======   ======     ======     ======     ======        ======       ======   ======     ======     ======
    10.08%    3.54%     17.18%     12.53%      8.89%        (8.38)%      10.07%    3.50%     17.18%      7.06%
   ======   ======     ======     ======     ======        ======       ======   ======     ======     ======

   $1,104   $1,121     $1,151     $  957     $  128        $  118       $2,111   $1,911     $2,259     $1,584
     2.04%    2.00%      2.01%      2.01%      1.96%(c)      1.88%(c)     2.04%    2.00%      2.01%      2.01%(c)
     0.36%    0.28%      0.23%      0.32%      1.82%(c)      0.61%(c)     0.36%    0.28%      0.23%      0.32%(c)
       23%      41%        46%        75%        14%           20%          23%      41%        46%        75%

     2.04%    2.00%      2.01%      2.08%      2.21%(c)      2.13%(c)     2.04%    2.00%      2.01%      2.08%(c)

                                             Micro-Cap Equity Fund(a)
                          --------------------------------------------------------------------
                                                                 Period     Year      Period
                          Year Ended Year Ended  Year Ended      Ended      Ended     Ended
                          6/30/99(f) 6/30/98(f)  6/30/97(f)    6/30/99(f)  6/30/98  6/30/97(f)
                           Class A    Class A     Class A       Class B    Class B   Class B
                          ---------- ----------  ----------    ----------  -------  ----------
Net asset value,
 beginning of period....    $17.00    $ 12.81      $10.00       $ 16.83    $ 12.79    $11.00
                            ------    -------      ------       -------    -------    ------
Income from investment
 operations:
Net investment
 income/(loss)..........     (0.18)     (0.17)      (0.05)        (0.28)     (0.29)    (0.05)
Net realized and
 unrealized gain/(loss)
 on investments.........      1.64       5.00        2.86          1.59       4.97      1.84
                            ------    -------      ------       -------    -------    ------
Total from investment
 operations.............      1.46       4.83        2.81          1.31       4.68      1.79
                            ------    -------      ------       -------    -------    ------
Less distributions:
Dividends from net
 investment income......         -          -           -             -          -         -
Distributions from net
 realized gains.........     (0.30)     (0.64)          -         (0.30)     (0.64)        -
                            ------    -------      ------       -------    -------    ------
Total distributions.....     (0.30)     (0.64)          -         (0.30)     (0.64)        -
                            ------    -------      ------       -------    -------    ------
Net asset value, end of
 period.................    $18.16    $ 17.00      $12.81       $ 17.84    $ 16.83    $12.79
                            ======    =======      ======       =======    =======    ======
Total return (b)........      9.10%     38.01%      28.10%         8.29%     36.87%    16.27%
                            ======    =======      ======       =======    =======    ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......    $9,844    $10,821      $  184       $13,811    $15,965    $  442
Ratio of operating
 expenses to average net
 assets.................      1.53%      1.53%       1.50%(c)      2.28%      2.28%     2.25%(c)
Ratio of net investment
 income/(loss) to
 average net assets.....     (1.21)%    (0.97)%     (0.88)%(c)    (1.96)%   (1.72)%    (1.63)%(c)
Portfolio turnover rate.       184%       172%         68%          184%       172%       68%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expenses
 reimbursed.............      1.64%      1.78%       7.90%(c)      2.39%      2.53%     8.65%(c)

--------
(a) The Munder Micro-Cap Equity Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 26, 1996, February 24, 1997 and March 31, 1997, respectively. The Munder Multi-Season Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 4, 1993, April 29, 1993 and September 20, 1993, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.
(g) Amount represents less than 0.01 per share.

     Micro-Cap Equity Fund(a)                         Multi-Season Growth Fund(a)
 --------------------------------    -------------------------------------------------------------------
                         Period       Year                                                        Year
 Year Ended Year Ended   Ended        Ended    Year Ended   Year Ended Year Ended Period Ended   Ended
 6/30/99(f) 6/30/98(f) 6/30/97(f)    6/30/99   6/30/98(f)   6/30/97(f) 6/30/96(f) 6/30/95(d,e)  12/31/94
  Class C    Class C    Class C      Class A    Class A      Class A    Class A     Class A     Class A
 ---------- ---------- ----------    -------   ----------   ---------- ---------- ------------  --------
   $16.84     $12.79     $10.13      $ 21.46    $ 18.02      $ 14.83     $12.02      $10.38      $10.68
   ------     ------     ------      -------    -------      -------     ------      ------      ------

    (0.28)     (0.29)     (0.03)       (0.03)      0.00(g)      0.04       0.06        0.01        0.01
     1.59       4.98       2.69         2.20       4.37         3.90       3.20        1.63       (0.27)
   ------     ------     ------      -------    -------      -------     ------      ------      ------
     1.31       4.69       2.66         2.17       4.37         3.94       3.26        1.64       (0.26)
   ------     ------     ------      -------    -------      -------     ------      ------      ------

        -          -          -            -      (0.01)           -      (0.05)          -           -
    (0.30)     (0.64)         -        (1.58)     (0.92)       (0.75)     (0.40)          -       (0.04)
   ------     ------     ------      -------    -------      -------     ------      ------      ------
    (0.30)     (0.64)         -        (1.58)     (0.93)       (0.75)     (0.45)          -       (0.04)
   ------     ------     ------      -------    -------      -------     ------      ------      ------
   $17.85     $16.84     $12.79      $ 22.05    $ 21.46      $ 18.02     $14.83      $12.02      $10.38
   ======     ======     ======      =======    =======      =======     ======      ======      ======
     8.29%     36.95%     26.26%       11.34%     25.02%       27.57%     27.56%      15.80%      (2.45)%
   ======     ======     ======      =======    =======      =======     ======      ======      ======

   $6,333     $7,441     $  111      $49,602    $32,311      $16,693     $9,544      $9,409      $2,829
     2.28%      2.28%      2.25%(c)     1.22%      1.21%        1.25%      1.26%       1.65%(c)    1.75%

    (1.96)%    (1.72)%    (1.63)%(c)   (0.14)%     0.00%        0.25%      0.44%       0.28%(c)    0.04%
      184%       172%        68%          53%        34%          33%        54%         27%         48%

     2.39%      2.53%      8.65%(c)     1.38%      1.39%        1.50%      1.51%       1.97%(c)    3.05%

                                           Multi-Season Growth Fund(a)
                          --------------------------------------------------------------------
                           Year                                                         Year
                           Ended   Year Ended  Year Ended  Year Ended Period Ended     Ended
                          6/30/99  6/30/98(f)  6/30/97(f)  6/30/96(f) 6/30/95(d,e)    12/31/94
                          Class B   Class B     Class B     Class B     Class B       Class B
                          -------  ----------  ----------  ---------- ------------    --------
Net asset value,
 beginning of period....  $ 20.70   $  17.54    $ 14.56     $ 11.85     $ 10.27       $ 10.65
                          -------   --------    -------     -------     -------       -------
Income from investment
 operations:
Net investment
 income/(loss)..........    (0.18)     (0.14)     (0.08)      (0.04)      (0.03)        (0.07)
Net realized and
 unrealized gain/(loss)
 on investments.........     2.15       4.22       3.81        3.15        1.61         (0.27)
                          -------   --------    -------     -------     -------       -------
Total from investment
 operations.............     1.97       4.08       3.73        3.11        1.58         (0.34)
                          -------   --------    -------     -------     -------       -------
Less distributions:
Dividends from net
 investment income......      --         --         --          --          --            --
Distributions from net
 realized gains.........    (1.58)     (0.92)     (0.75)      (0.40)        --          (0.04)
                          -------   --------    -------     -------     -------       -------
Total distributions.....    (1.58)     (0.92)     (0.75)      (0.40)        --          (0.04)
                          -------   --------    -------     -------     -------       -------
Net asset value, end of
 period.................  $ 21.09   $  20.70    $ 17.54     $ 14.56     $ 11.85       $ 10.27
                          =======   ========    =======     =======     =======       =======
Total return (b)........    10.66%     24.12%     26.61%      26.66%      15.38%        (3.21)%
                          =======   ========    =======     =======     =======       =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $99,696   $102,700    $84,865     $66,630     $54,349       $46,549
Ratio of operating
 expenses to average net
 assets.................     1.97%      1.96%      2.00%       2.01%       2.40%(c)      2.50%
Ratio of net investment
 income to average net
 assets.................   (0.83)%     (0.75)%    (0.50)%    (0.31)%      (0.47)%(c)    (0.71)%
Portfolio turnover rate.       53%        34%        33%         54%         27%           48%
Ratio of operating
 expenses to average net
 assets without waivers.     2.14%      2.14%      2.25%       2.26%       2.72%(c)      2.89%

--------
(a) The Munder Multi-Season Growth Fund Class B Shares and Class C Shares commenced operations on April 29, 1993 and September 20, 1993, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.

                  Multi-Season Growth Fund(a)
 -------------------------------------------------------------------
  Year        Year        Year       Year       Period        Year
  Ended      Ended       Ended      Ended       Ended        Ended
 6/30/99   6/30/98(f)  6/30/97(f) 6/30/96(f) 6/30/95(d,e)   12/31/94
 Class C    Class C     Class C    Class C     Class C      Class C
 -------   ----------  ---------- ---------- ------------   --------
 $ 20.73    $ 17.56      $14.57     $11.86      $10.28       $10.66
 -------    -------      ------     ------      ------       ------

   (0.19)     (0.14)      (0.08)     (0.04)      (0.02)       (0.07)
    2.16       4.23        3.82       3.15        1.60        (0.27)
 -------    -------      ------     ------      ------       ------
    1.97       4.09        3.74       3.11        1.58        (0.34)
 -------    -------      ------     ------      ------       ------

     --         --          --         --          --           --
   (1.58)     (0.92)      (0.75)     (0.40)        --         (0.04)
 -------    -------      ------     ------      ------       ------
   (1.58)     (0.92)      (0.75)     (0.40)        --         (0.04)
 -------    -------      ------     ------      ------       ------
 $ 21.12    $ 20.73      $17.56     $14.57      $11.86       $10.28
 =======    =======      ======     ======      ======       ======
   10.70%     24.09%      26.66%     26.64%      15.37%       (3.21)%
 =======    =======      ======     ======      ======       ======

 $13,076    $14,411      $9,253     $5,605      $3,207       $2,071
    1.97%      1.96%       2.00%      2.01%       2.40%(c)     2.50%
   (0.83)%    (0.75)%     (0.50)%    (0.31)%     (0.47)%(c)   (0.65)%
      53%        34%         33%        54%         27%          48%

    2.13%      2.14%       2.25%      2.26%       2.72%(c)     4.57%

                                   Real Estate Equity Investment Fund(a)
                            ----------------------------------------------------
                               Year       Year     Year       Year      Period
                              Ended      Ended     Ended     Ended      Ended
                            6/30/99(e) 6/30/98(e) 6/30/97  6/30/96(e) 6/30/95(d)
                             Class A    Class A   Class A   Class A    Class A
                            ---------- ---------- -------  ---------- ----------
Net asset value, beginning
 of period................    $14.94     $14.40   $11.22     $10.09     $10.00
                              ------     ------   ------     ------     ------
Income from investment
 operations:
Net investment
 income/(loss)............      0.57       0.64     0.44       0.45       0.36
Net realized and
 unrealized gain on
 investments..............     (1.63)      0.66     3.26       1.12       0.07
                              ------     ------   ------     ------     ------
Total from investment
 operations...............     (1.06)      1.30     3.70       1.57       0.43
                              ------     ------   ------     ------     ------
Less distributions:
Dividends from net
 investment income             (0.60)     (0.62)   (0.48)     (0.44)     (0.34)
Distributions in excess of
 net investment income....         -          -    (0.01)         -          -
Distributions from net
 realized gains...........     (0.39)     (0.14)       -          -          -
Distributions from paid-in
 capital..................     (0.11)         -    (0.03)         -          -
                              ------     ------   ------     ------     ------
Total distributions.......     (1.10)     (0.76)   (0.52)     (0.44)     (0.34)
                              ------     ------   ------     ------     ------
Net asset value, end of
 period...................    $12.78     $14.94   $14.40     $11.22     $10.09
                              ======     ======   ======     ======     ======
Total return (b)..........     (6.66)%     8.93%   33.51%     15.92%      4.45%
                              ======     ======   ======     ======     ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period
 (in 000's)...............    $3,530     $4,099   $1,426     $  267     $  223
Ratio of operating
 expenses to average net
 assets...................      1.27%      1.28%    1.35%      1.25%     1.50%(c)
Ratio of net investment
 income/(loss) to average
 net assets...............      4.40%      4.15%    3.80%      4.25%     5.03%(c)
Portfolio turnover rate...        22%        15%      15%        17%         3%
Ratio of operating
 expenses to average net
 assets without waivers...      1.27%      1.28%    1.38%      1.52%     7.23%(c)

--------
(a) The Munder Real Estate Equity Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on September 30, 1994, October 3, 1994 and January 5, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Per share numbers have been calculated using the average shares method.

                            Real Estate Equity Investment Fund(a)
 -------------------------------------------------------------------------------------------------
    Year       Year     Year       Year      Period        Year        Year     Year      Period
   Ended      Ended     Ended     Ended      Ended        Ended       Ended     Ended     Ended
 6/30/99(e) 6/30/98(e) 6/30/97  6/30/96(e) 6/30/95(d)   6/30/99(e)  6/30/98(e) 6/30/97  6/30/96(e)
  Class B    Class B   Class B   Class B    Class B      Class C     Class C   Class C   Class C
 ---------- ---------- -------  ---------- ----------   ----------  ---------- -------  ----------
   $14.93     $14.40   $11.22     $10.09     $10.00      $ 14.98      $14.44   $11.25     $10.76
   ------     ------   ------     ------     ------      -------      ------   ------     ------

     0.47       0.53     0.36       0.38       0.30         0.48        0.53     0.36       0.18
    (1.63)      0.65     3.24       1.11       0.07        (1.64)       0.66     3.26       0.47
   ------     ------   ------     ------     ------      -------      ------   ------     ------
    (1.16)      1.18     3.60       1.49       0.37       (1.16)        1.19     3.62       0.65
   ------     ------   ------     ------     ------      -------      ------   ------     ------
    (0.51)     (0.51)   (0.38)     (0.36)     (0.28)       (0.51)      (0.51)   (0.39)     (0.16)
        -          -    (0.01)         -          -            -           -    (0.01)         -
    (0.39)     (0.14)       -          -          -        (0.39)      (0.14)       -          -
    (0.10)         -    (0.03)         -          -        (0.10)          -    (0.03)         -
   ------     ------   ------     ------     ------      -------      ------   ------     ------
    (1.00)     (0.65)   (0.42)     (0.36)     (0.28)       (1.00)      (0.65)   (0.43)     (0.16)
   ------     ------   ------     ------     ------      -------      ------   ------     ------
   $12.77     $14.93   $14.40     $11.22     $10.09      $ 12.82      $14.98   $14.44     $11.25
   ======     ======   ======     ======     ======      =======      ======   ======     ======
    (7.37)%     8.12%   32.52%     15.05%      3.87%       (7.34)%      8.17%   32.57%      6.08%
   ======     ======   ======     ======     ======      =======      ======   ======     ======

   $5,337     $6,956   $4,606     $1,707     $1,496       $1,251      $1,513     $537         $4
     2.02%      2.03%    2.10%      2.00%      2.25%(c)     2.02%       2.03%    2.10%      2.00%
     3.70%      3.40%    3.05%      3.50%      4.28%(c)     3.73%       3.40%    3.05%      3.50%
       22%        15%      15%        17%         3%          22%         15%      15%        17%
     2.02%      2.03%    2.13%      2.27%      7.98%(c)     2.02%       2.03%    2.13%      2.27%

                                         Small-Cap Value Fund (a)
                          ----------------------------------------------------------
                             Year       Year      Period        Year         Year
                            Ended      Ended      Ended        Ended        Ended
                          6/30/99(e) 6/30/98(e) 6/30/97(e)   6/30/99(e)   6/30/98(e)
                           Class A    Class A    Class A      Class B      Class B
                          ---------- ---------- ----------   ----------   ----------
Net asset value,
 beginning of period....    $14.24     $12.04     $10.22       $14.19       $12.03
                            ------     ------     ------       ------       ------
Income from investment
 operations:
Net investment
 income/(loss)..........      0.06       0.08       0.09       (0.03)        (0.03)
Net realized and
 unrealized gain on
 investments............     (0.86)      2.82       1.77       (0.84)         2.83
                            ------     ------     ------       ------       ------
Total from investment
 operations.............     (0.80)      2.90       1.86       (0.87)         2.80
                            ------     ------     ------       ------       ------
Less distributions:
Dividends from net
 investment income......     (0.05)     (0.06)     (0.04)       (0.00)(f)        -
Dividends in excess of
 net investment income..     (0.02)         -          -        (0.02)           -
Distributions from net
 realized gains.........     (0.27)     (0.64)         -        (0.27)       (0.64)
                            ------     ------     ------       ------       ------
Total distributions.....     (0.34)     (0.70)     (0.04)       (0.29)       (0.64)
                            ------     ------     ------       ------       ------
Net asset value, end of
 period.................    $13.10     $14.24     $12.04       $13.03       $14.19
                            ======     ======     ======       ======       ======
Total return (b)........     (5.19)%    24.36%     18.20%       (5.85)%      23.58%
                            ======     ======     ======       ======       ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......    $6,015     $6,474     $1,164       $3,287       $3,237
Ratio of operating
 expenses to average net
 assets.................      1.23%      1.27%      1.38%(c)     1.98%        2.02%
Ratio of net investment
 income/(loss) to
 average net assets.....      0.49%      0.56%      1.93%(c)    (0.27)%      (0.19)%
Portfolio turnover rate.        69%        53%        73%          69%          53%
Ratio of operating
 expenses to average net
 assets without waivers       1.23%      1.27%      1.51%(c)     1.98%        2.02%

--------
(a) The Munder Small-Cap Value Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 10, 1997, February 11, 1997 and January 13, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Per share numbers have been calculated using the average shares method.
(f) Amount represents less than $0.01 per share.

                        Small-Cap Value Fund (a)
-------------------------------------------------------------------------------------------------
  Period                  Year                             Year                          Period
  Ended                  Ended                            Ended                          Ended
6/30/97(e)             6/30/99(e)                       6/30/98(e)                     6/30/97(e)
 Class B                Class C                          Class C                        Class C
----------             ----------                       ----------                     ----------
  $10.76                 $14.18                           $12.02                         $10.22
  ------                 ------                           ------                         ------
    0.05                  (0.03)                           (0.03)                          0.05
    1.24                  (0.86)                            2.83                           1.78
  ------                 ------                           ------                         ------
    1.29                  (0.89)                            2.80                           1.83
  ------                 ------                           ------                         ------
   (0.02)                 (0.00)(f)                            -                          (0.03)
       -                  (0.02)                               -                              -
       -                  (0.27)                           (0.64)                             -
  ------                 ------                           ------                         ------
   (0.02)                 (0.29)                           (0.64)                         (0.03)
  ------                 ------                           ------                         ------
  $12.03                 $13.00                           $14.18                         $12.02
  ======                 ======                           ======                         ======
   12.03%                 (6.00)%                          23.60%                         17.92%
  ======                 ======                           ======                         ======
  $  373                 $1,845                           $1,932                         $  197
    2.13%(c)               1.98%                            2.02%                          2.13%
    1.18%(c)              (0.27)%                          (0.19)%                         1.18%
      73%                    69%                              53%                            73%
    2.26%(c)               1.98%                            2.02%                          2.26%

                                            Small Company Growth Fund (a)
                          -----------------------------------------------------------------------
                             Year        Year        Year        Year      Period         Year
                            Ended       Ended       Ended       Ended      Ended         Ended
                          6/30/99(f)  6/30/98(f)  6/30/97(f)  6/30/96(f) 6/30/95(e)    2/28/95(d)
                           Class A     Class A     Class A     Class A    Class A       Class A
                          ----------  ----------  ----------  ---------- ----------    ----------
Net asset value,
 beginning of period....   $ 19.96     $ 21.61     $ 21.08      $15.28     $13.89        $14.37
                           -------     -------     -------      ------     ------        ------
Income from investment
 operations:
Net investment income...     (0.07)      (0.13)      (0.12)      (0.12)     (0.02)        (0.07)
Net realized and
 unrealized gain/(loss)
 on investments.........     (2.15)       2.59        3.64        7.16       1.41         (0.39)
                           -------     -------     -------      ------     ------        ------
Total from investment
 operations.............     (2.22)       2.46        3.52        7.04       1.39         (0.46)
                           -------     -------     -------      ------     ------        ------
Less distributions:
Distributions from net
 realized capital gains.     (1.21)      (4.11)      (2.99)      (1.24)         -         (0.02)
                           -------     -------     -------      ------     ------        ------
Total distributions.....     (1.21)      (4.11)      (2.99)      (1.24)         -         (0.02)
                           -------     -------     -------      ------     ------        ------
Net asset value, end of
 period.................   $ 16.53     $ 19.96     $ 21.61      $21.08     $15.28        $13.89
                           =======     =======     =======      ======     ======        ======
Total return (b)........    (10.92)%     12.41%      18.88%      48.28%     10.01%        (3.21)%
                           =======     =======     =======      ======     ======        ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $25,729     $20,909     $11,646      $4,832     $2,871        $2,697
Ratio of operating
 expenses to average net
 assets.................      1.22%       1.20%       1.22%       1.21%      1.21%(c)      1.23%
Ratio of net investment
 loss to average net
 assets.................     (0.44)%     (0.57)%     (0.62)%     (0.66)%    (0.41)%(c)    (0.40)%
Portfolio turnover rate.       108%        123%         98%         98%        39%           45%
Ratio of operating
 expenses to average net
 assets without waivers.      1.22%       1.20%       1.22%       1.28%      1.46%(c)      1.48%

--------
(a) The Munder Small Company Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 23, 1992, April 28, 1994 and September 26, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) Per share numbers have been calculated using the average shares method.

                                        Small Company Growth Fund (a)
---------------------------------------------------------------------------------------------------------------------
                                                Period        Period                                         Period
Year Ended  Year Ended  Year Ended Year Ended   Ended         Ended       Year Ended Year Ended Year Ended   Ended
6/30/99(f)  6/30/98(f)  6/30/97(f) 6/30/96(f) 6/30/95(e)    2/28/95(d)    6/30/99(f) 6/30/98(f) 6/30/97(f) 6/30/96(f)
 Class B     Class B     Class B    Class B    Class B       Class B       Class C    Class C    Class C    Class C
----------  ----------  ---------- ---------- ----------    ----------    ---------- ---------- ---------- ----------
  $19.16     $ 21.05      $20.74     $15.15     $13.81        $13.54        $19.46     $21.32     $20.93     $17.05
  ------     -------      ------     ------     ------        ------        ------     ------     ------     ------

   (0.19)      (0.28)      (0.25)     (0.26)     (0.05)        (0.05)        (0.19)     (0.28)     (0.25)     (0.21)
   (2.05)       2.50        3.55       7.09       1.39          0.34         (2.09)      2.53       3.63       5.33
  ------     -------      ------     ------     ------        ------        ------     ------     ------     ------
   (2.24)       2.22        3.30       6.83       1.34          0.29         (2.28)      2.25       3.38       5.12
  ------     -------      ------     ------     ------        ------        ------     ------     ------     ------

   (1.21)      (4.11)      (2.99)     (1.24)         -         (0.02)        (1.21)     (4.11)     (2.99)     (1.24)
  ------     -------      ------     ------     ------        ------        ------     ------     ------     ------
   (1.21)      (4.11)      (2.99)     (1.24)         -         (0.02)        (1.21)     (4.11)     (2.99)     (1.24)
  ------     -------      ------     ------     ------        ------        ------     ------     ------     ------
  $15.71     $ 19.16      $21.05     $20.74     $15.15        $13.81        $15.97     $19.46     $21.32     $20.93
  ======     =======      ======     ======     ======        ======        ======     ======     ======     ======
  (11.55)%     11.51%      18.06%     47.26%      9.70%         2.13%       (11.58)%    11.50%     18.26%     31.97%
  ======     =======      ======     ======     ======        ======        ======     ======     ======     ======
  $8,745     $14,013      $5,735     $  990     $   46        $   39        $3,839     $6,319     $2,271     $   76
    1.97%       1.95%       1.97%      1.96%      1.96%(c)      1.85%(c)      1.97%      1.95%      1.97%      1.96%(c)
   (1.19)%     (1.32)%     (1.37)%    (1.41)%    (1.16)%(c)    (1.02)%(c)    (1.19)%    (1.32)%    (1.37)%    (1.41)%(c)
     108%        123%         98%        98%        39%           45%          108%       123%        98%        98%
    1.97%       1.95%       1.97%      2.03%      2.21%(c)      2.10%(c)      1.97%      1.95%      1.97%      2.03%(c)



                                              Framlington Emerging Markets Fund(a)
                          ------------------------------------------------------------------------------------
                             Year       Year       Period        Year       Year         Period        Year
                            Ended      Ended       Ended        Ended      Ended         Ended        Ended
                          6/30/99(d) 6/30/98(d)  6/30/97(d)   6/30/99(d) 6/30/98(d)    6/30/97(d)   6/30/99(d)
                           Class A    Class A     Class A      Class B    Class B       Class B      Class C
                          ---------- ----------  ----------   ---------- ----------    ----------   ----------
Net asset value,
 beginning of period....    $ 8.99    $ 12.92      $10.18       $ 8.95    $ 12.91        $11.13       $ 8.96
                            ------    -------      ------       ------    -------        ------       ------
Income from investment
 operations:
Net investment income...      0.03       0.11        0.05        (0.03)      0.02          0.01        (0.03)
Net realized and
 unrealized gain/(loss)
 on investments.........      2.67      (3.73)       2.71         2.55      (3.71)         1.79         2.54
                            ------    -------      ------       ------    -------        ------       ------
Total from investment
 operations.............      2.70      (3.62)       2.76         2.52      (3.69)         1.80         2.51
                            ------    -------      ------       ------    -------        ------       ------
Less distributions:
Dividends from net
 investment income......         -      (0.04)      (0.02)           -      (0.00)(e)     (0.02)           -
Distributions from net
 realized gains.........         -      (0.05)          -            -      (0.05)            -            -
Distributions in excess
 of net realized gains..         -      (0.22)          -            -      (0.22)            -            -
                            ------    -------      ------       ------    -------        ------       ------
Total distributions.....         -      (0.31)      (0.02)           -      (0.27)        (0.02)           -
                            ------    -------      ------       ------    -------        ------       ------
Net asset value, end of
 period.................    $11.69    $  8.99      $12.92       $11.47    $  8.95        $12.91       $11.47
                            ======    =======      ======       ======    =======        ======       ======
Total return(b).........     30.03%    (28.34)%     27.16%       28.16%    (28.90)%       16.21%       28.01%
                            ======    =======      ======       ======    =======        ======       ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......    $  961    $   632      $  532       $1,121    $   511        $  134       $  497
Ratio of operating
 expenses to average net
 assets.................      1.85%      1.89%       1.79%(c)     2.60%      2.64%         2.54%(c)     2.60%
Ratio of net investment
 income/(loss) to
 average net assets.....      0.39%      0.93%       1.14%(c)    (0.36)%     0.18%         0.39%(c)    (0.36)%
Portfolio turnover rate.       159%        94%         46%         159%        94%           46%         159%
Ratio of operating
 expenses to average net
 assets without expenses
 reimbursed.............      2.12%      2.14%       5.43%(c)     2.87%      2.89%         6.18%(c)     2.87%

--------
(a) The Munder Framlington Emerging Markets Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 14, 1997, February 25, 1997 and March 3, 1997, respectively. The Munder Framlington Healthcare Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 14, 1997, January 31, 1997 and January 13, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method.
(e) Amount represents less than $0.01 per share.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.

 Framlington Emerging
    Markets Fund(a)
 ------------------------
    Year         Period
   Ended         Ended
 6/30/98(d)    6/30/97(d)
  Class C       Class C
 ----------    ----------
  $ 12.92        $10.95
  -------        ------
     0.02          0.01
    (3.71)         1.96
  -------        ------
    (3.69)         1.97
  -------        ------
    (0.00)(e)     (0.00)(e)
    (0.05)            -
    (0.22)            -
  -------        ------
    (0.27)        (0.00)(e)
  -------        ------
  $  8.96        $12.92
  =======        ======
   (28.88)%       18.03%
  =======        ======
  $   132        $   24
    2.64%          2.54%(c)
    0.18%          0.39%(c)
      94%            46%
    2.89%          6.18%(c)
                               Framlington Healthcare Fund(a)
 --------------------------------------------------------------------------------------------------------
    Year       Year    Period          Year       Year    Period          Year       Year    Period
   Ended      Ended     Ended         Ended      Ended     Ended         Ended      Ended     Ended
 6/30/99(d) 6/30/98(d) 6/30/97      6/30/99(d) 6/30/98(d) 6/30/97      6/30/99(d) 6/30/98(d) 6/30/97
  Class A    Class A   Class A       Class B    Class B   Class B       Class C    Class C   Class C
 --------------------- ------------ ---------- ---------- ------------ ---------- ---------- ------------
   $11.82     $10.89   $11.30         $11.69     $10.85   $11.02         $11.69     $10.86   $10.40
 --------------------- ------------ ---------- ---------- ------------ ----------            ------------


    (0.13)     (0.15)   (0.01)         (0.21)     (0.23)   (0.02)         (0.21)     (0.23)   (0.01)

    (1.13)      1.08    (0.40)         (1.11)      1.07    (0.15)         (1.11)      1.06     0.47
 --------------------- ------------ ---------- ---------- ------------ ----------            ------------
    (1.26)      0.93    (0.41)         (1.32)      0.84    (0.17)         (1.32)      0.83     0.46
 --------------------- ------------ ---------- ---------- ------------ ----------            ------------


        -          -        -              -          -        -              -          -        -
    (0.08)         -        -          (0.08)         -        -          (0.08)         -        -

    (0.22)         -        -          (0.02)         -        -          (0.02)         -        -
 --------------------- ------------ ---------- ---------- ------------ ---------- ---------- ------------
    (0.10)         -        -          (0.10)         -        -          (0.10)         -        -
 --------------------- ------------ ---------- ---------- ------------ ---------- ---------- ------------
   $10.46     $11.82   $10.89         $10.27     $11.69   $10.85         $10.27     $11.69   $10.86
 ===================== ============ ========== ========== ============ ========== ========== ============
   (10.69)%     8.54%   (3.63)%       (11.40)%     7.83%   (1.54)%       (11.40)%     7.73%    4.42%
 ===================== ============ ========== ========== ============ ========== ========== ============


   $3,382     $4,984   $  664         $6,682     $8,664   $1,063         $1,652     $3,378   $  164

     1.61%      1.62%    1.55%(c)       2.36%      2.37%    2.30%(c)       2.36%      2.37%    2.30%(c)

    (1.27)%    (1.20)%  (0.95)%(c)     (2.02)%    (1.95)%  (1.70)%(c)     (2.02)%    (1.95)%  (1.70)%(c)
       49%        47%      14%            49%        47%      14%            49%        47%      14%


     1.92%      2.40%    7.33%(c)       2.67%      3.15%    8.08%(c)       2.67%      3.15%    8.08%(c)

                                      Framlington International Growth Fund (a)
                          -------------------------------------------------------------------
                             Year       Year      Period        Year       Year      Period
                            Ended      Ended      Ended        Ended      Ended      Ended
                          6/30/99(d) 6/30/98(d) 6/30/97(d)   6/30/99(d) 6/30/98(d) 6/30/97(d)
                           Class A    Class A    Class A      Class B    Class B    Class B
                          ---------- ---------- ----------   ---------- ---------- ----------
Net asset value,
 beginning of period....    $11.92     $11.35     $10.10       $11.83     $11.32     $ 9.85
                            ------     ------     ------       ------     ------     ------
Income from investment
 operations:
Net investment
 income/(loss)..........     (0.02)      0.02       0.05        (0.10)     (0.06)      0.01
Net realized and
 unrealized gain on
 investments............      0.90       0.61       1.20         0.84       0.61       1.46
                            ------     ------     ------       ------     ------     ------
Total from investment
 operations.............      0.88       0.63       1.25         0.74       0.55       1.47
                            ------     ------     ------       ------     ------     ------
Less distributions:
Dividends from net
 investment income......         -      (0.02)         -            -          -          -
Distributions from net
 realized gains.........     (0.01)     (0.03)         -        (0.01)     (0.03)         -
Distributions in excess
 of net realized gains..         -      (0.01)         -            -      (0.01)         -
                            ------     ------     ------       ------     ------     ------
Total distributions.....     (0.01)     (0.06)         -        (0.01)     (0.04)         -
                            ------     ------     ------       ------     ------     ------
Net asset value, end of
 period.................    $12.79     $11.92     $11.35       $12.56     $11.83     $11.32
                            ======     ======     ======       ======     ======     ======
Total return (b)........      7.36%      5.60%     12.38%        6.23%      4.88%     14.92%
                            ======     ======     ======       ======     ======     ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......    $2,869     $1,601     $1,103       $  546     $  591     $  128
Ratio of operating
 expenses to average net
 assets.................      1.60%      1.62%      1.55%(c)     2.36%      2.37%      2.30%(c)
Ratio of net investment
 income/(loss) to
 average net assets.....     (0.16)%     0.21%      1.01%(c)    (0.92)%    (0.54)%     0.26%(c)
Portfolio turnover rate.        66%        38%        15%          66%        38%        15%
Ratio of operating
 expenses to average net
 assets without expenses
 reimbursed.............      1.75%      1.82%      2.56%(c)     2.51%      2.57%      3.31%(c)

--------
(a) The Munder Framlington International Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 20, 1997, March 19, 1997 and February 13, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method.

        Framlington International Growth Fund (a)
 -----------------------------------------------------------------------
  Year                    Period                               Period
  Ended                   Ended                                Ended
 6/30/99                6/30/98(d)                           6/30/97(d)
 Class C                 Class C                              Class C
 -------                ----------                           ----------
 $11.86                   $11.33                               $10.03
 ------                   ------                               ------
  (0.10)                   (0.06)                                0.01
   0.83                     0.63                                 1.29
 ------                   ------                               ------
   0.73                     0.57                                 1.30
 ------                   ------                               ------
      -                        -                                    -
  (0.01)                   (0.03)                                   -
      -                    (0.01)                                   -
 ------                   ------                               ------
  (0.01)                   (0.04)                                   -
 ------                   ------                               ------
 $12.58                   $11.86                               $11.33
 ======                   ======                               ======
   6.13%                    5.05%                               12.96%
 ======                   ======                               ======
 $  172                   $  196                               $   62
   2.36%                    2.37%                                2.30%(c)
   0.92%                   (0.54)%                               0.26%(c)
     66%                      38%                                  15%
   2.51%                    2.58%                                3.31%(c)

Table Of Contents

 2   Risk/Return Summary
       .Equity Funds
       .Income Funds
       .Tax-Free Funds
       .Money Market Funds
 54  Who May Want To Invest
 55  Fees and Expenses

 59  More About The Funds
 59  Glossary
 60  Principal Investment Strategies And Risks
 62  Other Investment Strategies And Risks

 67  Your Investment
 67  How To Reach The Funds
 67  Purchasing Shares
 68  Exchanging Shares
 68  Redeeming Shares
 68  Additional Policies For Purchases, Exchanges And Redemptions
 69  Shareholder Privileges

 70  Pricing of Fund Shares
 71  Distributions
 72  Federal Tax Considerations
 72  Taxes On Distributions
 72  Taxes On Sales Or Exchanges
 72  Other Considerations

 73  Management
 73  Investment Advisors And Sub-Advisor
 76  Portfolio Managers

 78  Financial Highlights

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds."

Certain terms used in this prospectus are defined in the Glossary. Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Board of Directors/Trustees without shareholder approval.

Equity Funds

Balanced Fund

Goal

The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income.

Principal Investment Strategies

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents.

The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

 . general market and economic conditions and trends;

 . interest rates and inflation rates;

 . fiscal and monetary developments; and

 . long-term corporate earnings growth.

The advisor will try to take advantage of changing economic conditions by adjusting the ratio of equity securities to fixed income securities or cash equivalents. For example, if the advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's equity securities holdings and reduce its fixed income securities and cash equivalents holdings. Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses on both growth prospects and valuation. Bond strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The Fund's fixed income securities include:

 . U.S. Government securities;

 . obligations of foreign governments;

 . corporate obligations;

 . zero coupon bonds;

 . variable and floating rate securities;

 . mortgage and other asset-backed securities; and

 . stripped securities.

The Fund's fixed income securities are rated investment grade or better. The average dollar-weighted maturity is expected to vary between six to fifteen years.

The Fund's cash equivalents are short-term, high-quality money market instruments and include:

 . commercial paper;

 . bankers' acceptances and certificates of deposit;

 . corporate obligations; and

 . U.S. Government securities.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calender year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          --------------------------------------
                                                                         Since
                                                                       Inception
                                            1 Year       5 Years       (4/13/93)
                                          --------------------------------------
                         Class Y            10.95%       11.59%         10.97%
                         S&P 500 Index*     28.57%       24.06%         22.63%**
                         60% S&P 500/
                          40% Lehman
                          Gov't Corp.
                          Index*            20.93%       17.33%         16.53%**

                                          --------
                                             *Standard & Poor's Composite 500
                                             Index is an unmanaged index of
                                             common stock prices. The Lehman
                                             Brothers Government/Corporate
                                             Bond Index is a weighted
                                             composite of (i) Lehman Brothers
                                             Government Bond Index, which is
                                             comprised of all publicly issued,
                                             non-convertible debt of the U.S.
                                             Government or any agency thereof,
                                             quasi-federal corporations, and
                                             corporate debt guaranteed by the
                                             U.S. Government and (ii) Lehman
                                             Brothers Corporate Bond Index,
                                             which is comprised of all public
                                             fixed-rate, non-convertible
                                             investment-grade domestic
                                             corporate debt, excluding
                                             collateralized mortgage
                                             obligations.
                                            **Index returns from 3/31/93 for
                                             S&P 500 and 60% S&P 500/40%
                                             Lehman Gov't Corp.
Balanced Fund Class Y

Total Return
(per calendar year)
1994              -5.19%
1995              23.55%
1996              12.86%
1997              17.98%
1998              10.95%

Year-to-date through September 30, 1999: 4.22%

Best Quarter:                          Q4 1998                                               14.61%
Worst Quarter:                         Q3 1998                                               (9.55%)

Equity Income Fund

(formerly Growth & Income Fund)

Goal

The Fund's goal is to provide capital appreciation and current income.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in dividend-paying equity securities. Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

The Fund may also purchase fixed income securities which are convertible into or exchangeable for common stock.

The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

The Fund focuses on dividend-paying equity securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                          Average Annual Total Return
                                          (for the periods ended December 31,
                                          1998)

                                          ----------------------------------------------
                                                                                Since
                                                                              Inception
                                                   1 Year                     (7/5/94)
                                          ----------------------------------------------
                         Class Y                   10.31%                       19.96%
                         S&P 500 Index*            28.57%                       21.50%**

                                          --------
                                             *Standard & Poor's Composite 500
                                             Index is an unmanaged index of
                                             common stock prices.
                                            **Index return from 6/30/94.
Equity Income Fund Class Y

Total Return
(per calendar year)

1995    34.27%
1996    16.14%
1997    32.35%
1998    10.31%

Year-to-date through September 30, 1999: (4.21)%

Best Quarter:                          Q4 1998                                               13.72%
Worst Quarter:                         Q3 1998                                               (9.97)%

Focus Growth Fund

(formerly Equity Selection Fund)

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities.

The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

The Fund generally invests in companies with market capitalizations of at least $1 billion.

The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

The Fund may also invest in foreign securities.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Medium-Size Company Stock Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Future Technology Fund

Goal

The Fund's goal is to provide capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

The products and services provided by technology-related companies may include: computer hardware and software, communications hardware and software, semiconductors, business services, media and information services, and Internet-related services.

In selecting stocks, the advisor will first identify attractive sectors within the technology industry. The advisor will then focus on companies that it believes are current industry leaders or leading companies in developing sectors. Using fundamental analysis, the advisor will look for companies with:

 . strong market share within their sector; and/or

 . technologically superior products or services; and

 . stable or improving revenue growth, earnings growth or order trends.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the technology industry. Market or economic factors impacting that industry could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 . Smaller Company Stock Risk. The stocks of small or medium size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Growth Opportunities Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion.

Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 10,000 companies over the past three years and investing in approximately 50 to 100 companies based on:

 . superior earnings growth;

 . financial stability;

 . relative market value; and

 . price changes compared to the S&Ps MidCap 400 Index.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies' stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

International Equity Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in foreign securities including American Depositary Receipts.

Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities in at least three foreign countries. The Fund mostly invests in mature markets, but may also invest in emerging markets.

The Fund emphasizes companies with a market capitalization of at least $250 million. The Fund then invests in additional securities trading on either a foreign or U.S. stock exchange, which are chosen through an economic modeling process. This process seeks to identify those stocks that will have strong relative performance in their home market.

At least once a quarter, the advisor creates a list of foreign securities and American Depositary Receipts which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The advisor updates the securities list frequently (at least quarterly), adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in first section securities. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          ----------------------------------
                                                                   Since
                                                         5       Inception
                                            1 Year     Years     (12/1/91)
                                          ----------------------------------
                         Class Y              13.37%     6.22%       9.56%
                         FT/S&P Actuaries
                           World Index
                           ex U.S.*           16.17%     8.33%       8.01%**

                                          --------

                                             * The FT/S&P Actuaries World
                                               Index ex U.S. is an unmanaged
                                               index used to portray global
                                               equity markets excluding the
                                               U.S. The Index is weighted
                                               based on the market
                                               capitalization of those stocks
                                               selected to represent each
                                               country and includes gross
                                               represent each country and
                                               includes gross reinvestment of
                                               dividends.
                                            ** Index return from 11/30/91.
International Equity Fund Class Y

Total Return
(per calendar year)
1992               1.29%
1993              32.51%
1994              -8.35%
1995              14.03%
1996              10.41%
1997               3.37%
1998              13.37%

Year-to-date through September 30, 1999: 15.28%

Best Quarter:                          Q4 1998                                                 18.63%
Worst Quarter:                         Q3 1998                                               (16.69)%

 . Emerging Markets Risk. Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.
 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

Micro-Cap Equity Fund

Goal

The Fund's goal is to provide capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies. Micro-capitalization companies means companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. As of the date of this prospectus, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will choose companies that:

 . present the ability to grow significantly over the next several years;

 . may benefit from changes in technology, regulations and industry sector trends; and

 . are still in the developmental stage and may have limited product lines.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings of micro-capitalization companies.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                         Average Annual Total Return
                                         (for the periods ended December 31,
                                         1998)

                                         ------------------------
                                                  Since Inception
                                          1 Year    (12/26/96)
                                         ------------------------
                         Class Y          (5.58)%      27.79%
                         Wilshire Micro-
                         Cap Index*       (7.43)%       7.23%**

                                         --------
                                            * The Wilshire Micro-Cap Index
                                              consists of all issues in the
                                              Wilshire 5000 Index that rank
                                              below the 2,501st company based
                                              on size. The Wilshire 5000 Index
                                              contains all publicly traded
                                              U.S. stocks, but excludes REITS
                                              and limited partnerships.
                                           ** Index return from 12/31/96.
Micro-Cap Equity Fund Class Y

Total Return
(per calendar year)
1997              71.60%
1998              -5.58%

Year-to-date through September 30, 1999: 18.33%

Best Quarter:                          Q3 1997                                               40.76%
Worst Quarter:                         Q3 1998                                               (28.33)%

Multi-Season Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 5,500 companies over the past five years and investing in approximately 50 to 100 companies based on:

 . superior earnings growth;

 . financial stability;

 . relative market value; and

 . price changes compared to the S&P 500.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risk:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                         Average Annual Total Return
                                         (for the periods ended December 31,
                                         1998)

                                         -----------------------------------------
                                                                          Since
                                                                        Inception
                                            1 Year        5 Years       (8/16/93)
                                         -----------------------------------------
                         Class Y            15.37%         19.07%         18.67%
                         S&P 500 Index*     28.57%         24.06%         22.75%**

                                         --------
                                            * Standard & Poor's Composite 500
                                              Index is an unmanaged index of
                                              common stock prices.
                                           ** Index return from 8/31/93.
Multi-Season Growth Fund Class Y

Total Return
(per calendar year)
1994              -2.17%
1995              32.59%
1996              22.58%
1997              30.49%
1998              15.37%

Year-to-date through September 30, 1999: 1.22%

Best Quarter:                          Q4 1998                                               19.83%
Worst Quarter:                         Q3 1998                                               (14.13)%

NetNet Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies engaged in the Internet and Intranet related business.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

There is no limit on the market capitalization of the companies the Fund may invest in, or in the length of operating history for the companies. The Fund may invest without limit in initial public offerings.

The Fund may also invest in foreign securities and purchase and sell options.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in
 addition to those presented by
 investments in U.S. securities.
 Foreign securities are generally
 more volatile and less liquid than
 U.S. securities, in part because of
 greater political and economic
 risks and because there is less
 public information available about
 foreign companies. Issuers of
 foreign securities are generally
 not subject to the same degree of
 regulation as are U.S. issuers. The
 reporting, accounting and auditing
 standards of foreign countries may
 differ, in some cases
 significantly, from U.S. standards.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          ----------------------------------------
                                                                             Since
                                                                         Inception
                                                      1 Year              (6/1/98)
                                          ----------------------------------------
                         Class Y                    98.48%               66.66%
                         Russell 2000 Index*        (2.54)%              12.03%**

                                          --------
                                          *The Russell 2000 Index is a
                                             capitalization weighted total
                                             return index which is comprised
                                             of 2,000 of the smallest
                                             capitalized U.S. domiciled
                                             companies whose stock is traded
                                             in the United States on the New
                                             York Stock Exchange, American
                                             Stock Exchange and the NASDAQ.
                                          **Index return from 5/31/98.
NetNet Fund Class Y

Total Return
(per calendar year)
1997    30.43%
1998    98.48%

Year-to-date through September 30, 1999: 53.82%

Best Quarter:                          Q4 1998                                               58.87%
Worst Quarter:                         Q1 1997                                               (19.15)%

Real Estate Equity Investment Fund

Goal

The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

The companies in which the Fund primarily invests include:

 . equity real estate investment trusts ("REITS");

 . brokers, home builders and real estate developers;

 . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);

 . manufacturers and distributors of building supplies;

 . mortgage REITS; and

 . financial institutions which issue or service mortgages.

In addition, the Fund may invest in REITS only if they are traded on a securities exchange or NASDAQ.


Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the real estate industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                          Average Annual Total Return
                                          (for the periods ended December 31,
                                          1998)

                                          ----------------
                                           Since Inception
                                   1 Year     (10/3/94)
                                          ----------------
                         Class Y  (16.91)%      11.16%
                         NAREIT*  (17.51)%      11.99%**

                                          --------
                                          *National Association of Real Estate
                                             Investment Trusts ("NAREIT") are
                                             equity real estate investment
                                             trusts which are defined as those
                                             which derive more than 75% of
                                             their income from equity
                                             investments in real estate
                                             assets. The NAREIT equity index
                                             includes all tax qualified real
                                             estate investment trusts listed
                                             on the New York Stock Exchange,
                                             the American Stock Exchange or
                                             the NASDAQ National Market
                                             System.
                                          **Index return from 9/30/94.
Real Estate Equity Investment Fund
Class Y

Total Return
(per calendar year)
1995              11.98%
1996              34.43%
1997              22.40%
1998             -16.91%

Year-to-date through September 30,
1999: (4.71)%

Best Quarter:                          Q4 1996                                               17.88%
Worst Quarter:                         Q3 1998                                               (9.38)%

Small-Cap Value Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies with market capitalizations within the range of the companies in the Russell 2000 Index. As of the date of this prospectus, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of companies that the advisor believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 . a stable or improving earnings record;

 . sound finances;

 . above-average growth prospects;

 . participation in a fast growing industry;

 . strategic niche position in a specialized market; and

 . adequate capitalization.

The Fund may invest in equity securities of larger capitalization companies.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31,
                         1998)
                                         -----------------------
                                                        Since
                                                      Inception
                                              1 Year  (12/26/96)
                                         -----------------------
                         Class Y              (6.46)%   16.57%
                         Russell 2000 Index*  (2.54)%    9.20%**

                                         --------

                                            * The Russell 2000 Index is a
                                              capitalization weighted total
                                              return index which is comprised
                                              of 2,000 of the smallest
                                              capitalized U.S. domiciled
                                              companies whose stock is traded
                                              in the United States on the New
                                              York Stock Exchange, American
                                              Stock Exchange and the NASDAQ.
                                           ** Index return from 12/31/96.

Small-Cap Value Fund Class Y

Total Return
(per calendar year)

1997              44.49%
1998              -6.46%

Year-to-date through September 30, 1999: (8.77)%

Best Quarter:                          Q3 1997                                               22.59%
Worst Quarter:                         Q3 1998                                               (19.92)%

Small Company Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor considers these factors, among others, in choosing companies:

 . above-average growth prospects;

 . participation in a fast-growing industry;

 . strategic niche position in a specialized market; and

 . adequate capitalization.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of a Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          ----------------------------------
                                                                     Since
                                                                   Inception
                                               1 Year    5 Years   (12/1/91)
                                          ----------------------------------
                         Class Y               (7.23)%   15.15%     16.55%
                         Russell 2000 Index*   (2.54)%   11.86%     13.76%**

                                          --------
                                             * The Russell 2000 Index is a
                                               capitalization weighted total
                                               return index which is comprised
                                               of 2,000 of the smallest
                                               capitalized U.S. domiciled
                                               companies whose stock is traded
                                               in the United States on the New
                                               York Stock Exchange, American
                                               Stock Exchange and the NASDAQ.
                                            ** Index return from 11/30/91.
Small Company Growth Fund Class Y

Total Return
(per calendar year)
1992              17.80%
1993              13.14%
1994              -2.53%
1995              30.01%
1996              37.17%
1997              25.55%
1998              -7.23%

Year-to-date through September 30, 1999: (16.16)%

Best Quarter:                          Q2 1997                                               24.09%
Worst Quarter:                         Q3 1998                                               (21.02)%

Framlington Emerging Markets Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The companies may be identified from research reports, stock screens or personal knowledge of products and services.

A company will be considered to be in an emerging market country if:

 . the company is organized under the laws of, or has a principal office in, an emerging market country;

 . the company's stock is traded primarily in an emerging market country;

 . most of the company's assets are in an emerging market country; or

 . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

 . Emerging Markets Risk. A Fund that invests in foreign securities of issuers in emerging market countries are subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems.

 Stock markets in many emerging countries are relatively small and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

 . Medium-Size Company Stock Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calender year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.
When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31,
                         1998)
                                         -------------------------
                                                   Since Inception
                                            1 Year   (12/31/96)
                                         -------------------------
                         Class Y          (27.27)%     (9.31)%
                         MSCI Emerging
                          Markets Index*  (25.34)%     (18.75)%**

                                         --------
                                            * Morgan Stanley (MSCI) Emerging
                                              Market Index is an unmanaged
                                              index used to portray the
                                              pattern of common stock price
                                              movement in Europe, Australia,
                                              new Zealand and other countries
                                              in the Far East.
                                           ** Index return from 12/31/96.
Framlington Emerging Markets Fund
Class Y

Total Return
(per calendar year)
1997    13.06%
1998   -27.27%

Year-to-date through September 30, 1999: 30.19%

Best Quarter:                          Q2 1997                                               17.01%
Worst Quarter:                         Q3 1998                                               (21.56)%

Framlington Global Financial Services Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industries and companies providing services primarily within the financial services industries. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industries.

Examples of companies in the financial services industry are:

 . commercial, industrial and investment banks;

 . savings and loan associations;

 . brokerage companies;

 . consumer and industrial finance companies;

 . real estate and leasing companies;

 . insurance companies; and

 . holding companies for each of the above.

A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

The companies are selected by the "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a financial services company relative to the price of its stock.

The sub-advisor allocates assets among countries based on:

 . its analysis of the trends in the financial services industry in particular regions;

 . the relative valuation of financial services companies in different regions;
  and

 . its assessment of the prospects for a particular equity market and its currency.

Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

The Fund may also enter into forward currency exchange contracts.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the financial services industries. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Medium-Size Company Stock Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

 . Derivatives Risk. The Fund may suffer a loss from the Fund's use of forward currency exchange contracts and other forms of derivative instruments. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

Performance

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

Framlington Healthcare Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

The Fund will invest in:

 . pharmaceutical producers;

 . biotechnology firms;

 . medical device and instrument manufacturers;

 . distributors of healthcare products;

 . healthcare providers and managers; and

 . other healthcare service companies.

Under normal market conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a healthcare company relative to the price of its stock and companies that are at the leading edge of new developments in the healthcare industry.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the healthcare industry. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Medium-Size Company Stock Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                          Average Annual Total Return
                                          (for the periods ended December
                                          31, 1998)

                                          ---------------------------------
                                                            Since Inception
                                                    1 Year     (12/31/96)
                                          ---------------------------------
                         Class Y                     1.26%        8.56%
                         S&P Healthcare Composite*  44.22%       43.97%**

                                          --------
                                            * The S&P Healthcare Composite is
                                              a capitalization-weighted index
                                              of all of the stocks in the S&P
                                              500 that are involved in the
                                              business of health care related
                                              products or services.
                                            ** Index return from 12/31/96.
Framlington Healthcare Fund Class Y

Total Return
(per calendar year)
1997    16.40%
1998     1.26%

Year-to-date through September 30, 1999: (3.34)%

Best Quarter:                          Q4 1998                                               20.15%
Worst Quarter:                         Q3 1998                                               (17.15)%

Framlington International
Growth Fund

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:

 . above-average profitability;

 . high quality management; and

 . the ability to grow significantly in their countries.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor generally selects stocks of companies that the sub-advisor believes can grow their earnings faster than the market.

The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Medium-Size Company Stock Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

 . Emerging Markets Risk. A Fund that invests in foreign securities of issuers in emerging market countries are subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                          Average Annual Total Return
                                          (for the periods ended December
                                          31, 1998)

                                          ------------------
                                                    Since
                                                  Inception
                                           1 Year (12/31/96)
                                          ------------------
                         Class Y           15.64%    8.71%
                         MSCI EAFE Index*  20.33%   10.82%**

                                          --------
                                             * Morgan Stanley (MSCI) EAFE
                                               Index is an unmanaged index
                                               used to portray the pattern of
                                               common stock price movement in
                                               Europe, Australia, New Zealand
                                               and countries in the Far East.
                                            ** Index return from 12/31/96.
Framlington International Growth Fund
Class Y

Total Return
(per calendar year)

1997              2.22%
1998             15.64%


Year-to-date through September 30, 1999: 15.41%

Best Quarter:                          Q4 1998                                               19.25%
Worst Quarter:                         Q3 1998                                               (17.50)%

Income Funds

Bond Fund

Goal

The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 . U.S. Government securities and repurchase agreements collateralized by such securities;

 . obligations of state, local and foreign governments;

 . obligations of domestic and foreign banks;

 . obligations of domestic and foreign corporations;

 . zero coupon bonds, debentures and convertible debentures;

 . mortgage and other asset-backed securities; and

 . stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issuers. The advisor invests in all bond market sectors and actively trades the portfolio across issuers and sectors.

The Fund's dollar-weighted average maturity will generally range between six and fifteen years.

The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies.
 Issuers of foreign securities are
 generally not subject to the same
 degree of regulation as are U.S.
 issuers. The reporting, accounting
 and auditing standards of foreign
 countries may differ, in some cases
 significantly, from U.S. standards.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          ---------------------------
                                                              Since
                                                            Inception
                                             1 Year 5 Years (12/1/91)
                                          ---------------------------
                         Class Y             8.90%   6.58%    6.93%
                         Lehman Gov't/
                          Corp. Bond Index*  9.47%   7.30%    7.87%**

                                          --------
                                          *The Lehman Brothers
                                             Government/Corporate Bond Index
                                             is a weighted composite of (i)
                                             Lehman Brothers Government Bond
                                             Index, which is comprised of all
                                             publicly issued, non-convertible
                                             debt of the U.S. Government or
                                             any agency thereof, quasi-federal
                                             corporations, and corporate debt
                                             guaranteed by the U.S. Government
                                             and (ii) Lehman Brothers
                                             Corporate Bond Index, which is
                                             comprised of all public fixed-
                                             rate, non-convertible investment-
                                             grade domestic corporate debt,
                                             excluding collateralized mortgage
                                             obligations.
                                          **Index return from 11/30/91.
Bond Fund Class Y

Total Return
(per calendar year)
1992     1.14%
1993    11.17%
1994    -4.09%
1995    17.74%
1996     2.72%
1997     8.85%
1998     8.90%

Year-to-date through September 30, 1999: (2.24)%

Best Quarter:                          Q2 1995                                               5.88%
Worst Quarter:                         Q1 1994                                               (3.34)%

Intermediate Bond Fund

Goal

The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 . U.S. Government securities and repurchase agreements collateralized by such securities;

 . obligations of state, local and foreign governments;

 . obligations of domestic and foreign banks;

 . obligations of domestic and foreign corporations;

 . zero coupon bonds, debentures and convertible debentures;

 . mortgage and other asset-backed securities; and

 . stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issues.

The Fund's dollar-weighted average maturity will generally range between three and eight years.

The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                               Average Annual Total Return
                                         (for the periods ended December 31, 1998)
                                         ----------------------------------------
                                                                       Since
                                                                      Inception
                                          1 Year       5 Years       (12/1/91)
                                         ----------------------------------------
                         Class Y           7.21%         5.55%            6.27%
                         Lehman Int.
                          Gov't/Corp.
                          Bond Index*      8.44%         6.60%            7.90%**

                                         --------
                                         *  The Lehman Brothers Intermediate
                                            Government/Corporate Bond Index is
                                            a weighted composite of (i) Lehman
                                            Brothers Intermediate Government
                                            Bond Index, which is comprised of
                                            all publicly issued, non-
                                            convertible debt of the U.S.
                                            Government or any agency thereof,
                                            quasi-federal corporations and
                                            corporate debt guaranteed by the
                                            U.S. Government with a maturity
                                            between one and ten years and (ii)
                                            Lehman Brothers Corporate Bond
                                            Index, which is comprised of all
                                            public fixed-rate, non-convertible
                                            investment-grade domestic
                                            corporate debt, excluding
                                            collaterized mortgage obligations.
                                         ** Index return from 11/30/91.
Intermediate Bond Fund Class Y

Total Return
(per calendar year)
1992     6.79%
1993     8.05%
1994    -3.08%
1995    14.01%
1996     3.13%
1997     7.21%
1998     7.21%

Year-to-date through September 30, 1999: 0.14%

Best Quarter:                          Q2 1995                                                4.55%
Worst Quarter:                         Q1 1994                                               (2.58)%

International Bond Fund

Goal

The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. These may include:

 . obligations issued by foreign governments, their agencies, instrumentalities or political subdivisions;

 . obligations issued or guaranteed by supranational organizations (such as the World Bank);

 . obligations of foreign banks or bank holding companies; and

 . obligations of foreign corporations.

The Fund will invest in the securities of issuers in at least three foreign countries.

The Fund's strategy focuses on analysis of bond yield relationships and specifically focuses on making allocation decisions based on yield relationships between countries, pricing inefficiencies in the marketplace and yield curve analysis.

The Fund will purchase fixed income securities rated investment grade or better and the portfolio's dollar-weighted average maturity will generally range between three and fifteen years.

The Fund may invest a portion of its assets in domestic obligations, including U.S. Government securities and obligations of domestic banks and corporations.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. This is the risk of loss because a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of a Fund's portfolio securities denominated in those currencies.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          -----------------------------------------
                                                                    Since Inception
                                                 1 Year                (10/2/96)
                                          -----------------------------------------
                         Class Y                 17.64%                  6.26%
                         Salomon Bros.
                          Non-U.S. World
                          Gov't Bond
                          Index*                 17.79%                  5.91%**

                                          --------
                                             * The Salomon Brothers Non-U.S.
                                               World Government Bond Index is
                                               a market-weighted index that
                                               includes the government bond
                                               markets that are freely open to
                                               investors (excluding the United
                                               States) and have a total market
                                               capitalization of at least $20
                                               billion, Dm 30 billion and Y2.5
                                               trillion.
                                            ** Index return from 9/30/96.

International Bond Fund Class Y

Total Return
(per calendar year)

        1997         1998
       ------       ------
       -4.87%       17.64%


Year-to-date through September 30, 1999: (4.67)%

Best Quarter:                          Q3 1998                                                9.51%
Worst Quarter:                         Q1 1997                                               (5.51)%

U.S. Government Income Fund

Goal

The Fund's goal is to provide high current income.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and an analysis of such factors as interest rate relationships, the relative attractiveness of the government-related sectors of the market and the characteristics of individual issues.

The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

The Fund may also invest in other fixed income securities that are rated Single A or better, or if unrated, are of comparable quality.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risk:

Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31,
                         1998)
                                         --------------------
                                                      Since
                                                    Inception
                                             1 Year (7/5/94)
                                         --------------------
                         Class Y             7.50%    8.12%
                         Lehman Gov't/Corp.
                          Bond Index*        9.47%    8.91%**

                                         --------
                                            * The Lehman Brothers
                                              Government/Corporate Bond Index
                                              is a weighted composite of (i)
                                              Lehman Brothers Government Bond
                                              Index, which is comprised of all
                                              publicly issued, non-convertible
                                              debt of the U.S. Government or
                                              any agency thereof, quasi-
                                              federal corporations, and
                                              corporate debt guaranteed by the
                                              U.S. Government and (ii) Lehman
                                              Brothers Corporate Bond Index,
                                              which is comprised of all public
                                              fixed-rate, non-convertible
                                              investment-grade domestic
                                              corporate debt, excluding
                                              collateralized mortgage
                                              obligations.
                                           ** Index return from 6/30/94.
U.S. Government Income Fund Class Y

Total Return
(per calendar year)
1995              17.49%
1996               3.13%
1997               8.99%
1998               7.50%

Year-to-date through September 30, 1999: (0.70)%

Best Quarter:                          Q2 1995                                               5.97%
Worst Quarter:                         Q1 1996                                               (2.08)%

 Tax-Free Funds


Michigan Tax-Free Bond Fund
(Offered only in the State of Michigan)

Goal

The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes and Michigan state income tax as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the Fund's net assets in municipal obligations issued by the State of Michigan and its political subdivisions. The interest on these obligations is exempt from Federal income taxes and Michigan state income tax.

The Fund will invest primarily in Michigan municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities that are rated Single A or better, or if unrated, of comparable quality.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 . Municipal Securities Risk. The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

 . State-Specific Risk. Because the Fund invests primarily in a portfolio of Michigan municipal securities, the Fund is more susceptible to political, economic, regulatory or other factors affecting issuers of Michigan municipal securities than a fund that does not limit its investments to such issuers.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                          Average Annual Total Returns
                                          (for the periods ended December
                                          31, 1998)

                                          --------------------
                                                       Since
                                                     Inception
                                              1 Year (1/3/94)
                                          --------------------
                         Class Y              5.90%    5.34%
                         Lehman Muni Bond 20
                          Year Index          6.82%    6.59%**

                                          --------
                                             * The Lehman Brothers 20-year
                                               Municipal Bond Index is a
                                               performance benchmark for the
                                               long-term investment grade tax-
                                               exempt bond market.
                                            ** Index return from 12/31/93.
Michigan Tax-Free Bond Fund Class Y

Total Return
(per calendar year)

1995    17.05%
1996     3.28%
1997     9.76%
1998     5.90%

Year-to-date through September 30,
1999: (2.99)%

Best Quarter:                          Q1 1995                                                6.78%
Worst Quarter:                         Q1 1996                                               (2.49)%

Tax-Free Bond Fund

Goal

The Fund's goals are to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

In selecting securities for the Fund, the advisor places a premium on value and diversifies the Fund's portfolio holdings across maturities, industries and geographic locations.

The Fund invests primarily in intermediate-term and long-term municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund may also invest in other fixed income securities that are rated Single A or better, or if unrated, are of comparable quality.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                          Average Annual Total Return
                                          (for the periods ended December
                                          31, 1998)

                                          --------------------------------------------
                                                                               Since
                                                                             Inception
                                                    1 Year                   (7/21/94)
                                          --------------------------------------------
                         Class Y                    5.58%                      7.34%
                         Lehman Muni Bond
                          20-year Index*            6.82%                      8.63%**

                                          --------
                                             * The Lehman Brothers 20-year
                                               Municipal Bond Index is a
                                               performance benchmark for the
                                               long-term investment grade tax-
                                               exempt bond market.
                                            ** Index return from 7/31/94.
Tax-Free Bond Fund Class Y

Total Return
(per calendar year)

1995               16.07%
1996                2.38%
1997               10.13%
1998                5.58%

Year-to-date through September 30, 1999: (3.06)%

Best Quarter:                          Q1 1995                                               6.10%
Worst Quarter:                         Q1 1996                                               (1.94)%

Tax-Free Short-Intermediate
Bond Fund

Goal

The Fund's goals are to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

Principal Investment Strategies

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax.

The Fund generally buys obligations with remaining maturities of five years or less. The Fund's dollar-weighted average maturity will generally range between two and five years.

The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities that are rated Single A or better, or if unrated, are of comparable quality.

Principal Risks

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          -------------------------------------
                                                                       Since
                                                                     Inception
                                                      1 Year 5 Years (12/17/92)
                                          -------------------------------------
                         Class Y                      4.94%   4.54%    4.99%
                         Lehman Muni Bond 5 Year G/O
                          Index*                      5.84%   5.28%    5.85%**
                         Lehman Mutual Fund Int.
                          Short Muni Index*           5.78%   5.42%    N/A***

                                          --------
                                             * Lehman Brothers Municipal Bond
                                               5-year Government/Obligation
                                               Index is an unmanaged index
                                               that includes state and local
                                               government bonds secured by the
                                               taxing power of the issuer with
                                               four to six-year maturities.
                                               The Lehman Mutual Fund
                                               Intermediate Short Muni Index
                                               is an unmanaged index that
                                               covers multiple sectors of the
                                               municipal bond universe with
                                               maturities between one and 10
                                               years.
                                            ** Index returns from 12/31/92.
                                           *** The index did not exist until
                                               1993.
Tax-Free Short-Intermediate Bond Fund Class Y

Total Return
(per calendar year)
1993     7.05%
1994    -2.49%
1995    11.71%
1996     3.18%
1997     5.88%
1998     4.94%

Year-to-date through September 30, 1999: 0.16%

Best Quarter:                          Q1 1995                                               4.68%
Worst Quarter:                         Q1 1994                                               (3.22)%

Money Market Funds
Cash Investment Fund

Goal

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the Fund are:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.


 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                         -----------------------------------------------
                                                                                 Since
                                                                               Inception
                                        1 Year             5 Years             (3/14/90)
                                         -----------------------------------------------
                         Class Y        5.19%               4.96%                4.88%


                                         You may call 1-800-438-5789 to
                                         obtain the Fund's current 7-day
                                         yield.
Cash Investment Fund Class Y

Total Return
(per calendar year)
1991     5.77%
1992     3.34%
1993     2.72%
1994     3.78%
1995     5.58%
1996     5.02%
1997     5.19%
1998     5.19%

Year-to-date through September 30, 1999: 3.48%

Best Quarter:                           Q1 1991                                                 1.62%
Worst Quarter:                          Q2 1993                                                 0.66%

Money Market Fund

Goal

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund's goal is "fundamental" and cannot be changed without a shareholder vote.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.

The Fund may also invest in foreign securities.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the Fund are:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Foreign Securities Risk. Investments by the Fund in foreign securities presents risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          ------------------------------------------
                                                                     Since Inception
                                      1 Year         5 Years            (8/18/93)
                                          ------------------------------------------
                         Class Y      5.04%           4.79%               4.63%

                                          --------
                                          You may call 1-800-438-5789 to
                                          obtain the Fund's current 7-day
                                          yield.

Money Market Fund Class Y

Total Return
(per calendar year)

1994    1995    1996    1997    1998
-----   -----   -----   -----   -----
3.68%   5.20%   4.94%   5.05%   5.04%


Year-to-date through September 30, 1999: 3.36%

Best Quarter:                           Q3 1995                                                 1.35%
Worst Quarter:                          Q1 1994                                                 0.61%

Tax-Free Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing substantially all of its assets in short-term, U.S. dollar-denominated municipal obligations, the interest on which is exempt from regular Federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the Fund are:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          ------------------------------------
                                                                  Since
                                                                Inception
                                     1 Year       5 Years       (3/14/90)
                                          ------------------------------------
                         Class Y           2.98%         2.97%           3.22%

                                          --------
                                          You may call 1-800-438-5789 to
                                          obtain the Fund's current 7-day
                                          yield.

Tax-Free Money Market Fund Class Y
Total Return
(per calendar year)

1991    1992    1993    1994    1995    1996    1997    1998
-----   -----   -----   -----   -----   -----   -----   -----
4.23%   2.66%   2.06%   2.37%   2.38%   2.99%   3.14%   2.98%


Year-to-date through September 30, 1999: 1.98%

Best Quarter:                           Q1 1991                                                 1.09%
Worst Quarter:                          Q1 1994                                                 0.45%

U.S. Treasury Money Market Fund

Goal

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing its assets solely in short-term bonds, bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risk of investing in the Fund is:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1998)
                                          ----------------------------------------------
                                                                                 Since
                                                                               Inception
                                        1 Year             5 Years             (3/14/90)
                                          ----------------------------------------------
                         Class Y        4.86%               4.72%                4.63%


                                          You may call 1-800-438-5789 to
                                          obtain the Fund's current 7-day
                                          yield.

U.S. Treasury Money Market Fund Class Y

Total Return
(per calendar year)

1991    1992    1993    1994    1995    1996    1997    1998
-----   -----   -----   -----   -----   -----   -----   -----
5.44%   3.29%   2.60%   3.59%   5.33%   4.83%   4.97%   4.86%


Year-to-date through September 30, 1999: 3.21%

Best Quarter:                           Q1 1991                                                 1.51%
Worst Quarter:                          Q2 1993                                                 0.63%

Who May Want To Invest

The Equity Funds may be appropriate for investors:

 . Looking to invest over the long term.

 . Able to ride out market swings.

The Income Funds may be appropriate for investors:

 . Looking for current income.

The Tax-Free Funds may be appropriate for investors:

 . Looking primarily for tax-exempt income.

 . Comfortable with the risks involved with fixed income investments.

The Money Market Funds may be appropriate for investors:

 . Looking for as high a level of income as is consistent with liquidity and stability of principal.

Fees And Expenses


The tables below describe the fees and expenses that you may pay if you buy and hold Class Y shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................... None
Maximum Deferred Sales Charge (Load)....................................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples
The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

             Annual Fund Operating Expenses
                  as a % of net assets
--------------------------------------------------------
Balanced Fund
Management Fees...................................  .65%
Other Expenses....................................  .32%
                                                   -----
Total Annual Fund Operating Expenses..............  .97%
                                                   =====

                                          Examples
                                   -----------------------
                                   1 Year.......... $   99
                                   3 Years......... $  310
                                   5 Years......... $  538
                                   10 Years........ $1,194

Equity Income Fund
Management Fees...................................  .75%
Other Expenses....................................  .21%
                                                   -----
Total Annual Fund Operating Expenses..............  .96%
                                                   =====

                                   1 Year.......... $   98
                                   3 Years......... $  306
                                   5 Years......... $  532
                                   10 Years........ $1,183

Focus Growth Fund
Management Fees.......................  .75%
Other Expenses........................  .37%
                                       -----
Total Annual Fund Operating Expenses.. 1.12%
                                       =====

1 Year.......... $  114
3 Years......... $  357
5 Years......... $  618
10 Years........ $1,368

Future Technology Fund
Management Fees................................... 1.00%
Other Expenses(1).................................  .50%
                                                   -----
Total Annual Fund Operating Expenses(1)........... 1.50%
                                                   =====

                                   1 Year.......... $  138
                                   3 Years......... $  429

Growth Opportunities Fund
Management Fees...................................  .75%
Other Expenses(2).................................  .91%
                                                   -----
Total Annual Fund Operating Expenses(2)........... 1.66%
                                                   =====

                                   1 Year.......... $  169
                                   3 Years......... $  525
                                   5 Years......... $  905
                                   10 Years........ $1,972

       Annual Fund Operating Expenses
            as a % of net assets
---------------------------------------------
International Equity Fund
Management Fees.......................   .75%
Other Expenses........................   .29%
                                       ------
Total Annual Fund Operating Expenses..  1.04%
                                       ======

       Examples
-----------------------
1 Year.......... $  106
3 Years......... $  332
5 Years......... $  575
10 Years........ $1,276

Micro-Cap Equity Fund
Management Fees................................... 1.00%
Other Expenses....................................  .39%
                                                   -----
Total Annual Fund Operating Expenses.............. 1.39%
                                                   =====

                                   1 Year.......... $  142
                                   3 Years......... $  441
                                   5 Years......... $  763
                                   10 Years........ $1,675

Multi-Season Growth Fund
Management Fees(3)................................  .92%
Other Expenses....................................  .23%
                                                   -----
Total Annual Fund Operating Expenses(3)........... 1.15%
                                                   =====

                                   1 Year.......... $  117
                                   3 Years......... $  336
                                   5 Years......... $  635
                                   10 Years........ $1,403

NetNet Fund
Management Fees................................... 1.00%
Other Expenses(4).................................  .40%
                                                   -----
Total Annual Fund Operating Expenses.............. 1.40%
                                                   =====

                                   1 Year.......... $  144
                                   3 Years......... $  446
                                   5 Years......... $  771
                                   10 Years........ $1,689

Real Estate Equity Investment Fund
Management Fees...................................  .74%
Other Expenses(4).................................  .29%
                                                   -----
Total Annual Fund Operating Expenses.............. 1.03%
                                                   =====

                                   1 Year.......... $  105
                                   3 Years......... $  328
                                   5 Years......... $  570
                                   10 Years........ $1,264

Small-Cap Value Fund
Management Fees...................................  .75%
Other Expenses(4).................................  .25%
                                                   -----
Total Annual Fund Operating Expenses.............. 1.00%
                                                   =====

                                   1 Year.......... $  102
                                   3 Years......... $  319
                                   5 Years......... $  554
                                   10 years........ $1,229

Small Company Growth Fund
Management Fees...................................  .75%
Other Expenses....................................  .22%
                                                   -----
Total Annual Fund Operating Expenses..............  .97%
                                                   =====

                                   1 Year.......... $   99
                                   3 Years......... $  310
                                   5 Years......... $  538
                                   10 Years........ $1,194

Framlington Emerging Markets Fund
Management Fees................................... 1.25%
Other Expenses(2).................................  .62%
                                                   -----
Total Annual Fund Operating Expenses(2)........... 1.87%
                                                   =====

                                   1 Year.......... $  190
                                   3 Years......... $  589
                                   5 Years......... $1,104
                                   10 Years........ $2,198

Framlington Global Financial Services Fund
Management Fees...................................  .75%
Other Expenses(2)................................. 1.70%
                                                   -----
Total Annual Fund Operating Expenses(2)........... 2.45%
                                                   =====

                                   1 Year.......... $  249
                                   3 Years......... $  766
                                   5 Years......... $1,310
                                   10 Years........ $2,796


Annual Fund Operating Expenses
     as a % of Net Assets
------------------------------

 Examples
----------
Framlington Healthcare Fund
Management Fees.......................... 1.00%
Other Expenses(2)........................  .67%
                                          -----
Total Annual Fund Operating Expenses(2).. 1.67%
                                          =====

1 Year.................. $  170
3 Years................. $  528
5 Years................. $  910
10 Years................ $1,983

Framlington International Growth Fund
Management Fees.......................... 1.00%
Other Expenses(2)........................  .51%
                                          -----
Total Annual Fund Operating Expenses(2).. 1.51%
                                          =====

1 Year.................. $  154
3 Years................. $  478
5 Years................. $  826
10 Years................ $1,808

Bond Fund
Management Fees.......................  .50%
Other Expenses........................  .22%
                                       -----
Total Annual Fund Operating Expenses..  .72%
                                       =====

1 Year.................. $   74
3 Years................. $  231
5 Years................. $  401
10 Years................ $  898

Intermediate Bond Fund
Management Fees.......................  .50%
Other Expenses........................  .20%
                                       -----
Total Annual Fund Operating Expenses..  .70%
                                       =====

1 Year.................. $   72
3 Years................. $  224
5 Years................. $  391
10 Years................ $  874

International Bond Fund
Management Fees.......................  .50%
Other Expenses........................  .39%
                                       -----
Total Annual Fund Operating Expenses..  .89%
                                       =====

1 Year.................. $   91
3 Years................. $  284
5 Years................. $  494
10 Years................ $1,100

U.S. Government Income Fund
Management Fees.......................  .50%
Other Expenses........................  .21%
                                       -----
Total Annual Fund Operating Expenses..  .71%
                                       =====

1 Year.................. $   73
3 Years................. $  227
5 Years................. $  396
10 Years................ $  896

Michigan Tax-Free Bond Fund
Management Fees.......................  .50%
Other Expenses........................  .25%
                                       -----
Total Annual Fund Operating Expenses..  .75%
                                       =====

1 Year.................. $   77
3 Years................. $  240
5 Years................. $  418
10 Years................ $  934

Tax-Free Bond Fund
Management Fees....................... .50%
Other Expenses........................ .23%
                                       ----
Total Annual Fund Operating Expenses.. .73%
                                       ====

1 Year.................. $ 75
3 Years................. $234
5 Years................. $407
10 Years................ $910

Tax-Free Short-Intermediate Bond Fund
Management Fees....................... .50%
Other Expenses........................ .21%
                                       ----
Total Annual Fund Operating Expenses.. .71%
                                       ====

1 Year.................. $ 73
3 Years................. $227
5 Years................. $396
10 Years................ $886


Annual Fund Operating Expenses
     as a % of Net Assets
------------------------------

 Examples
----------
Cash Investment Fund
Management Fees....................... .35%
Other Expenses........................ .18%
                                       ----
Total Annual Fund Operating Expenses.. .53%
                                       ====

1 Year.................. $ 54
3 Years................. $170
5 Years................. $297
10 Years................ $668

Money Market Fund
Management Fees....................... .40%
Other Expenses........................ .22%
                                       ----
Total Annual Fund Operating Expenses.. .62%
                                       ====

1 Year.................. $ 63
3 Years................. $199
5 Years................. $347
10 Years................ $778

Tax-Free Money Market Fund
Management Fees....................... .35%
Other Expenses........................ .20%
                                       ----
Total Annual Fund Operating Expenses.. .55%
                                       ====

1 Year.................. $ 56
3 Years................. $177
5 Years................. $308
10 Years................ $693

U.S. Treasury Money Market Fund
Management Fees....................... .35%
Other Expenses........................ .23%
                                       ----
Total Annual Fund Operating Expenses.. .58%
                                       ====

1 Year.................. $ 59
3 Years................. $186
5 Years................. $325
10 Years................ $729

--------
(1) Other expenses are based on estimated amounts for the current fiscal year. The advisor has voluntarily agreed to reimburse certain operating expenses to keep the Fund's other expenses at a specified level. As a result, it is estimated that the Fund's other expenses and total annual fund operating expenses for the current fiscal year will be .35% and 1.35%, respectively. The advisor may eliminate all or part of the expense reimbursement at any time.

(2) The advisor has voluntarily agreed to reimburse the Growth Opportunities Fund, the Framlington Emerging Markets Fund, the Framlington Global Financial Services Fund, the Framlington Healthcare Fund and the Framlington International Growth Fund for the current fiscal year for certain operating expenses. As a result of the expense reimbursement, actual other expenses and total annual fund operating expenses for the Funds for the current fiscal year, which have been restated to reflect an increase in general operating expenses of the Funds, are expected to be:
    .40% and 1.15%, respectively, for Growth Opportunities Fund; .50% and 1.75%, respectively, for Framlington Emerging Markets Fund; .50% and 1.25%, respectively, for Framlington Global Financial Services Fund; and .50% and 1.50%, respectively, for Framlington Healthcare Fund and for Framlington International Growth Fund. The advisor may eliminate all or part of the expense reimbursement at any time.

(3) The advisor has voluntarily agreed to waive a portion of its management fees for the current fiscal year for the Multi-Season Growth Fund. As a result of the fee waiver, actual management fees and total annual fund operating expenses for the Fund would be .75% and .98%, respectively. The advisor may eliminate all or part of the fee waiver at any time.

(4) The expenses for the NetNet Fund, the Real Estate Equity Investment Fund and the Small-Cap Value Fund have been restated for the current fiscal year to reflect an increase in general operating expenses.

More About The Funds
--------------------------------------------------------------------------------

This section further describes the Funds' principal investment strategies and risks that are summarized in the Risk/Return Summary. The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Funds

Equity Funds are the Balanced Fund, Focus Growth Fund, Future Technology Fund, Equity Income Fund, Growth Opportunities Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, NetNet Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Health Care Fund and Framlington International Growth Fund.

Income Funds are the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund.

Tax-Free Funds are the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund.

Money Market Funds are the Cash Investment Fund, Money Market, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Municipal obligations are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer's general revenue, the revenue of a specific project, current revenues or a reserve fund.

Rating Agencies And Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund. NAV is the value of a single share of a Fund. NAV for Class Y shares is calculated by (1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

A diversified investment company is an investment company that may not invest more than 5% of its total assets in any one issuer other than the U.S. Government, its agencies or instrumentalities. This limit applies only to 75% of a diversified Fund's assets. In addition, a diversified Fund cannot invest more than 25% of its assets in a single issuer. These limitations do not apply to the non-diversified Funds.

Principal Investment Strategies and Risks

Foreign Investment Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Investment Strategy. International Equity Fund, International Growth Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund Framlington International Growth Fund and International Bond Fund will invest all or a substantial portion of their total assets in foreign securities.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.
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  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 . BBB or higher by S&P;

 . Baa or higher by Moody's;

 . BBB or higher by Duff & Phelps; or

 . BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

  Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade. The Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

  Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Credit Quality of the Tax-Free Funds. The Tax-Free Funds will invest in long-term instruments only if they are rated "A" or better by Moody's or S&P or, if unrated, are of comparable quality. These Funds will invest in short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii) if unrated, are of comparable quality.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

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Short-Term Trading. The Funds' historical portfolio turnover rates are shown in the Financial Highlights.

  Investment Strategy. Some Funds may engage in short-term trading, including, in the case of the Equity Funds, initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Other Investment Strategies and Risks

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

  Investment Strategy. All Income Funds, Balanced Fund, Framlington Global Financial Services Fund, Money Market Fund and Cash Investment Fund may invest a portion of its assets in Asset-Backed Securities.

  Special Risks. In addition to credit and stock market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivative Risk. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of
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instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, swaps, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. All Funds (except the U.S. Treasury Money Market Fund) may use derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Foreign Investment Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holders to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Investment Strategy. The Other Equity Funds (except Real Estate Investment
  Fund), the Income Funds, Cash Investment Fund and Money Market Fund may invest up to 25% of their total assets in foreign securities. The Tax-Free Funds may invest up to 10% of their total assets in foreign securities.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The Equity Funds, the Income Funds and the Tax-Free Funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are
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

  potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Guaranteed Investment Contracts. Guaranteed investment contracts are agreements by a Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index.

  Investment Strategy. The Income Funds, Cash Investment Fund and Money Market Fund may invest in guaranteed investment contracts.

  Special Risks. Guaranteed investment contracts are considered illiquid investments and are acquired subject to a Fund's limitation on illiquid investments.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each Fund may invest up to 15% (10% in the case of a Money Market Fund) of its net assets in securities that are illiquid.

  Special Risks. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

Municipal Obligations. Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

  Investment Strategy. The Tax-Free Funds and Tax-Free Money Market Fund will normally invest at least 80% of their net assets in municipal obligations.

  Special Risks. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax
  (AMT). Although Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, it does not intend to do so on a regular basis. If it does, it will be riskier than a fund which does not concentrate to such an extent on similar projects.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The Equity Funds, Income Funds, Tax-Free Free Bond Fund and Michigan Tax-Free Bond Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Repurchase Agreements. Repurchase agreements involve the purchase of securities by a Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

  Investment Strategy. Each Fund may enter into repurchase agreements with banks and broker-dealers that are deemed to be creditworthy by the advisor or sub-advisor.

  Special Risks. If the seller defaults or declares bankruptcy, a Fund may suffer if the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price or if there are delays in selling the underlying securities or collateral.

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

Securities Lending. In order to generate additional income, each Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

  Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

  Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests. The Tax-Free Funds and Tax-Free Money Market Fund may hold uninvested cash if, in the advisor's opinion, suitable tax-exempt securities are not available. Each Tax-Free Fund may also invest a portion of its assets in short-term money market instruments, the income from which is subject to Federal income tax.

  Special Risks. A Fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

  Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

  Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

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Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds

           c/o PFPC Global Fund Services

           P.O. Box 60428

           King of Prussia, PA 19406-0428

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

 . fiduciary and discretionary accounts of institutions;

 . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers and broker-dealers acting for their own accounts or for the accounts of their clients);

 . directors, trustees, officers and employees of the Munder Funds, the advisor and the Funds' distributor;

 . the advisor's investment advisory clients; and

 . family members of employees of the advisor.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information about the Funds' other classes of shares.

Purchase Price of Shares
Class Y shares of the Funds are sold at the NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum initial investment
The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $500,000 ($250,000 for the Real Estate Equity Investment Fund). Other investors are not subject to any minimum.

There is no minimum for subsequent investments.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Methods for Purchasing Shares

You can purchase Class Y shares through the Fund's transfer agent or through the Fund's distributor through arrangements with a broker-dealer, financial advisor or financial institution.

 . Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not generally accept third-party checks.

 . By Wire. You may make additional investments in the Funds by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares
 . You may exchange your Fund shares for Class Y shares of other Munder Funds based on their relative net asset values.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . A share exchange may be a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

 . You may redeem shares of all Funds through your broker-dealer, financial advisor or financial institution.

 . You can redeem a portion of your shares of the Income Funds (other than the International Bond Fund), the Tax-Free Funds and the Money Market Funds through the free checkwriting privilege.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for a Fund (other than a Money Market Fund) before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day. If we receive a redemption order for a Money Market Fund before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for a Money Market Fund is received between 12:00 noon and 4:00 p.m. (Eastern time), we will normally wire redemption proceeds the next business day.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . If your purchase order and payment for the Cash Investment Fund and U.S.
  Treasury Money Market Fund is received in proper form after 2:45 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

 If your purchase order and payment for the Money Market Fund and Tax-Free Money Market Fund is received in proper form after 12:00 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase, redemption or exchange practices, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . To limit the Funds' expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . A Fund may temporarily stop redeeming shares if:

  . the New York Stock Exchange is closed;

  . trading on the New York Stock Exchange is restricted;

  . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

  . the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund (other than the Real Estate Equity Investment Fund) with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Funds objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Free Checkwriting. Free checkwriting is available to holders of Class Y shares of the Income Funds (other than the International Bond Fund and the Short Term Treasury Fund), Tax-Free Funds and Money Market Funds who complete the signature card section of the account application form. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open.

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. (Eastern time).

If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of each Fund (other than the Money Market Funds) is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.

Distributions
--------------------------------------------------------------------------------

As a shareholder you are entitled to your share of a Fund's net income and gains on its investments. The Funds pass substantially all of its earnings along to its shareholders as distributions. When the Funds earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Balanced Fund, Equity Income Fund, Small Company Growth Fund and International Bond Fund

These Funds pay dividends, if any, quarterly.

Focus Growth Fund, Future Technology Fund, Growth Opportunities Fund, NetNet Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund and Small-Cap Value Fund

These Funds pay dividends, if any, at least annually.

Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund and Real Estate Equity Investment Fund

These Funds pay dividends, if any, monthly.

Cash Investment Fund, Tax-Free Money Market Fund, Money Market Fund and U.S. Treasury Money Market Fund

Dividend distributions are declared daily and paid monthly.

All Funds

All Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Tax-Free Funds and the Tax-Free Money Market Fund expect that a portion of their dividend distributions will be exempt from federal income tax. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales

If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisors And Sub-Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than International Equity Fund. World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the International Equity Fund. World is a wholly-owned subsidiary of MCM. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $39 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investments and $7 billion in non-discretionary assets. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 million were invested in other fixed income securities.

Framlington Overseas Investment Management Limited ("Framlington"), an affiliate of MCM, is the sub-advisor of the Framlington Funds.

The advisors provide overall investment management for their respective Funds. Except for the Framlington Funds, the advisors provide all research and credit analysis and are responsible for all purchases and sales of portfolio securities.

Framlington provides research and credit analysis for each of the Framlington Funds and is responsible for making all purchases and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund. MCM and Framlington each manage a portion of the assets of the Framlington Global Financial Services Fund. MCM is responsible for all purchases and sales of domestic securities held by the Framlington Global Financial Services Fund. Framlington is responsible for the allocation of the Fund's assets among countries and for making all purchases and sales of foreign securities held by the Fund.

During the fiscal year ended June 30, 1999, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

Balanced Fund....................... 0.65%
Equity Income Fund.................. 0.75%
Focus Growth Fund................... 0.75%
Growth Opportunities Fund........... 0.75%
International Equity Fund........... 0.75%
Micro-Cap Equity Fund............... 1.00%
Multi-Season Growth Fund............ 0.75%
NetNet Fund......................... 1.00%
Real Estate Equity Investment Fund.. 0.74%
Small-Cap Value Fund................ 0.75%
Small Company Growth Fund........... 0.75%
Framlington Emerging Markets Fund... 1.25%
Framlington Global Financial Serv-
 ices Fund.......................... 0.75%
Framlington Healthcare Fund......... 1.00%
Framlington International Growth
 Fund............................... 1.00%
Bond Fund........................... 0.50%
Intermediate Bond Fund.............. 0.50%
International Bond Fund............. 0.50%
U.S. Government Income Fund......... 0.50%
Michigan Tax-Free Bond Fund......... 0.50%
Tax-Free Bond Fund.................. 0.50%
Tax-Free Short-Intermediate Bond
 Fund............................... 0.50%
Cash Investment Fund................ 0.35%
Money Market Fund................... 0.40%
Tax-Free Money Market Fund.......... 0.35%
U.S. Treasury Money Market Fund..... 0.35%

Because MCM voluntarily agreed to waive a portion of its fees for the Multi-Season Growth Fund, the payment shown above for that Fund is less than the contractual advisory fees of 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

The advisor is entitled to receive a fee equal to 1.00% annually of the average daily net assets of the Future Technology Fund.

MCM may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. MCM may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Performance Information. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies materially similar to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

The table for each Fund:

 . includes the average annual total returns of the common or collective trust fund and the average annual total returns of the corresponding Fund linked together;

 . assumes that net investment income and dividends have been reinvested;

 . assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays;

 . does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions (the 1940 Act and the Internal Revenue Code) as the corresponding Fund; and

 . indicates past performance only and does not predict future results.

                         Munder
                         Small
                        Company
                         Growth   Russell
Period Ended              Fund     2000
June 30, 1999          (Class Y)* Index**
-------------          ---------- -------
1 Year................   (10.62)%   1.50%
3 Years...............     6.26 %  11.21%
5 Years...............    16.92 %  15.40%
10 Years..............    15.59 %  12.39%

--------
   * Converted from collective trust fund to mutual fund on December 1, 1991. ** Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                 FT/S&P
                     Munder     Actuaries
                  International   World
Period Ended       Equity Fund  Index ex.
June 30, 1999      (Class Y)*    U.S.**
-------------     ------------- ---------
1 Year...........    11.30%       8.78%
3 Years..........    11.23%       8.09%
5 Years..........    11.12%       7.74%
Inception on
 September 30,
 1990............    10.76%       9.99%

--------
   * Converted from collective trust fund to mutual fund on December 1, 1991. ** FT/S&P Actuaries World Index ex. U.S. performance shows total return in
     U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Ibbotson Associates, Inc.

                                Lehman
                               Brothers
                     Munder   Gov't/Corp.
Period Ended       Bond Fund     Bond
June 30, 1999      (Class Y)*   Index**
-------------      ---------- -----------
1 Year............   1.97%       2.70%
3 Years...........   6.54%       7.19%
5 Years...........   6.99%       7.76%
10 Years..........   7.18%       8.12%

--------
   * Converted from collective trust fund to mutual fund on December 1, 1991. ** Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                     Munder
                      U.S.      Lehman
                   Government  Brothers
                     Income   Gov't/Corp.
Period Ended          Fund       Bond
June 30, 1999      (Class Y)*   Index**
-------------      ---------- -----------
1 Year............   2.37%       2.70%
3 Years...........   6.65%       7.19%
5 Years...........   7.03%       7.76%
10 Years..........   7.48%       8.12%

--------
   * Converted from collective trust fund to mutual fund on July 5, 1994.
  ** Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                                       Lehman
                                                          Munder      Brothers
                                                       Intermediate Intermediate
Period Ended                                            Bond Fund    Gov't/Bond
June 30, 1999                                           (Class Y)*    Index**
-------------                                          ------------ ------------
1 Year................................................    3.08%        4.19%
3 Years...............................................    5.87%        6.63%
5 Years...............................................    6.16%        7.04%
10 Years..............................................    6.83%        7.64%

--------
*Converted from collective trust fund to mutual fund on December 1, 1991. **Lehman Brothers Intermediate Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                              Munder
                                                             Tax-Free   Lehman
                                                             Bond Fund  20-Year
Period Ended                                                  (Class   Muni Bond
June 30, 1999                                                   Y)*     Index**
-------------                                                --------- ---------
1 Year......................................................   1.08%     2.54%
3 Years.....................................................   5.67%     7.01%
5 Years.....................................................   6.09%     7.47%
10 Years....................................................   6.62%      N/A

--------
*Converted from common trust fund to mutual fund on July 21, 1994.
**Lehman 20-Year Municipal Bond Index performance shows total return in U.S.
   dollars but does not reflect the deduction of fees, expenses and taxes.
   Source: Lipper Analytical Services, Inc.

Indices
The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray the global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

The Lehman Brothers 20-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

Performance of Framlington Account Managed by the Sub-Advisor. The table below contains certain performance information provided by the sub-advisor relating to an account managed by the sub-advisor which has investment objectives, policies and strategies substantially similar to the Framlington Healthcare Fund. In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the sub-advisor with substantially similar investment objectives, policies and strategies to the Framlington Healthcare Fund.

The trust account performance is provided by Standard & Poor's Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assumes the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1998.

You should not rely on the following performance data of the sub-advisor's client accounts as an indication of future performance of the Framlington

Healthcare Fund. It should be noted that the management of the Fund will be affected by regulatory requirements under the 1940 Act and requirements of the Internal Revenue Code to qualify as a regulated investment company which if applied to the accounts may have lowered the account's performance.

                                                                        S&P
                                                                    Healthcare
                                                           U.K.      Composite
Period Ended                                              Health   Index Capital
December 31, 1998                                        Portfolio    Change
-----------------                                        --------- -------------
1 Year..................................................  10.85 %      3.65 %
3 Years.................................................  (0.44)%     (6.90)%
5 Years................................................. 117.99 %    103.85 %
10 Years................................................ 409.12 %    376.08 %
Inception on April 30, 1987............................. 411.08 %    239.64 %

Performance for the Health trust account is calculated on an offer-bid basis; U.S. dollar adjusted total return net of all management fees but not reflective of U.K. tax, which differs from the SEC method total return calculation.
Source: Standard & Poor's Micropal.

S&P Healthcare Composite Index performance shows capital change in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Datastream.

The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the United States only.

Portfolio Managers

Balanced Fund, Focus Growth Fund, Growth Opportunities Fund, NetNet Fund, Small-Cap Value Fund And Small Company Growth Fund

A committee of professional portfolio managers employed by MCM makes investment decisions for the Funds.

Equity Income Fund

Otto Hinzmann, Jr. and Geoffrey A. Wilson jointly manage the Fund. Mr. Hinzmann, Vice President and Director of Equity Management of MCM or of Old MCM, Inc. ("Old MCM"), the predecessor to MCM, since January 1987, has been the Fund's portfolio manager since February 1995. Mr. Wilson, Senior Portfolio Manager of MCM, has managed the Fund since August 1999. Mr. Wilson has managed individual, foundation and endowment portfolios in MCM's Private Management Group since 1985.

Future Technology Fund

A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

International Equity Fund

Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, President and Chief Investment Officer of World, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995).

Micro-Cap Equity Fund

Carl Wilk and Jeffrey Schwartz jointly manage the Fund. Mr. Wilk, Senior Portfolio Manager of MCM, has been the Fund's portfolio manager since its inception. He is also on the management committee for the Small Company Growth Fund. Prior to joining MCM in 1995, he was a Senior Equity Research Analyst at Woodbridge Capital Management. Mr. Schwartz, Senior Portfolio Manager of MCM, has been the Fund's portfolio manager since April 1998. He is also on the management committee of the Small Company Growth Fund. Mr. Schwartz joined MCM in 1992.

Multi-Season Growth Fund

Leonard J. Barr II and John Richardson jointly manage the Fund. Mr. Barr, Senior Vice President and Director of Research of MCM, has been the Fund's portfolio manager since the Fund's inception in April 1993. Mr. Richardson has managed the Fund since August 1999. Mr. Richardson, Senior Partner & Director of Equity Portfolio Management, has managed equity and balanced portfolios since joining MCM in 1985.

Real Estate Equity Investment Fund

Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with MCM since 1993.

Framlington Emerging Markets Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. William Calvert heads the committee. Mr. Calvert has been employed by Framlington since 1997. Prior to that he was employed by Edmond de Rothschild Securities.

Framlington Global Financial Services Fund

A committee of professional managers employed by MCM or Framlington makes decisions for the Fund.

Framlington Healthcare Fund

Antony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

Framlington International Growth Fund

A committee of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Simon Key, Chief Investment Officer of Framlington, heads the committee. Mr. Key has managed funds for Framlington since 1989.

Bond Fund, Intermediate Bond Fund and U.S. Government Income Fund

Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of MCM or of Old MCM, the predecessor to MCM since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of MCM since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

International Bond Fund

Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for MCM or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of MCM since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

Michigan Tax-Free Bond Fund, Tax-Free Bond Fund And Tax-Free Short-Intermediate Bond Fund

Talmadge D. Gunn and Roger A. Soderstrom jointly manage the Tax-Free Funds. Mr. Gunn, Vice President and Director of Tax-Exempt Trading of MCM since 1993, has managed the Funds since their inception. Mr. Soderstrom, a Senior Portfolio Manager with MCM since 1997, has managed the Funds since August 1999. Prior to joining MCM in 1997, Mr. Soderstrom managed the core fixed income portfolio at Foremost Corporation of America (1987-1997).

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Funds' operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, except that, for periods ended June 30, 1995 for the Multi-Season Growth Fund and the Money Market Fund, such financial highlights were audited by another independent auditor. The Future Technology Class Y shares had not yet commenced operations on June 30, 1999. The independent auditor's report along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.

                                                 Balanced Fund(a)
                          ------------------------------------------------------------------
                             Year     Year       Year       Year      Period         Year
                            Ended     Ended     Ended      Ended      Ended         Ended
                          6/30/99(f) 6/30/98  6/30/97(f) 6/30/96(f) 6/30/95(d)    2/28/95(e)
                          ---------- -------  ---------- ---------- ----------    ----------
Net asset value,
 beginning of period....   $ 13.48   $ 13.01   $ 12.35    $ 10.77    $  9.95       $ 10.36
                           -------   -------   -------    -------    -------       -------
Income from investment
 operations:
Net investment income...      0.26      0.37      0.31       0.30       0.10          0.21
Net realized and
 unrealized gain/(loss)
 on investments.........      1.02      1.62      1.31       1.55       0.85         (0.42)
                           -------   -------   -------    -------    -------       -------
Total from investment
 operations.............      1.28      1.99      1.62       1.85       0.95         (0.21)
                           -------   -------   -------    -------    -------       -------
Less distributions:
Dividends from net
 investment income......     (0.26)    (0.35)    (0.30)     (0.27)     (0.13)        (0.20)
Distributions from net
 realized gains.........     (1.52)    (1.17)    (0.66)         -          -             -
                           -------   -------   -------    -------    -------       -------
Total distributions.....     (1.78)    (1.52)    (0.96)     (0.27)     (0.13)        (0.20)
                           -------   -------   -------    -------    -------       -------
Net asset value, end of
 period.................   $ 12.98   $ 13.48   $ 13.01    $ 12.35    $ 10.77       $  9.95
                           =======   =======   =======    =======    =======       =======
Total return (b)........     11.21%    16.23%    13.91%     17.35%      9.57%        (1.91)%
                           =======   =======   =======    =======    =======       =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $15,816   $47,215   $70,314    $57,637    $48,844       $45,610
Ratio of operating
 expenses to average net
 assets.................      0.97%     0.92%     0.97%      0.90%      0.91%(c)      0.97%
Ratio of net investment
 income to average net
 assets.................      2.09%     2.66%     2.55%      2.54%      2.76%(c)      2.14%
Portfolio turnover rate.       116%       79%      125%       197%        52%          116%
Ratio of operating
 expenses to average net
 assets without waivers.      0.97%     0.92%     0.97%      1.01%      1.26%(c)      1.32%

--------
(a) The Munder Balanced Fund Class Y Shares commenced operations on April 13, 1993.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.

                                                                     Focus
                                                                Growth Fund (a)
                                                                ---------------
                                                                    Period
                                                                     Ended
                                                                    6/30/99
                                                                ---------------
Net asset value, beginning of period...........................     $ 10.00
                                                                    -------
Income from investment operations:
Net investment loss............................................       (0.02)
Net realized and unrealized gain on investments................        2.47
                                                                    -------
Total from investment operations...............................        2.45
                                                                    -------
Less distributions:
Distributions in excess of net investment income...............       (0.02)
                                                                    -------
Total distributions............................................       (0.02)
                                                                    -------
Net asset value, end of period.................................     $ 12.43
                                                                    =======
Total return (b)...............................................       24.50%
                                                                    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...........................     $13,011
Ratio of operating expenses to average net assets..............        1.65%(c)
Ratio of net investment income to average net assets...........      (0.33)%(c)
Portfolio turnover rate........................................         107%
Ratio of operating expenses to average net assets without
 expenses reimbursed...........................................         N/A

--------

(a) The Munder Focus Growth Fund commenced operations on November 11, 1998.

(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.

                                                                                   Growth
                                                                                Opportunities
                                       Equity Income Fund(a)                       Fund(a)
                          --------------------------------------------------   -------------------
                           Year     Year       Year       Year      Period      Year       Period
                           Ended    Ended     Ended      Ended      Ended       Ended       Ended
                          6/30/99  6/30/98  6/30/97(g) 6/30/96(g) 6/30/95(d)   6/30/99     6/30/98
                          -------  -------  ---------- ---------- ----------   -------     -------
Net asset value,
 beginning of period....  $ 15.64  $ 15.23   $ 13.05    $ 11.14     $10.43     $ 10.02     $ 10.00
                          -------  -------   -------    -------     ------     -------     -------
Income from investment
 operations:
Net investment income...     0.25     0.32      0.35       0.35       0.11       (0.02)       0.01
Net realized and/or
 unrealized gain on
 investments............     0.72     2.97      3.14       1.98       0.79        0.85        0.01
                          -------  -------   -------    -------     ------     -------     -------
Total from investment
 operations.............     0.97     3.29      3.49       2.33       0.90        0.83        0.02
                          -------  -------   -------    -------     ------     -------     -------
Less distributions:
Dividends from net
 investment income......    (0.22)   (0.32)    (0.35)     (0.33)     (0.19)      (0.00)(f)     --
Distributions from net
 realized gains.........    (1.39)   (2.56)    (0.96)     (0.09)       --          --          --
                          -------  -------   -------    -------     ------     -------     -------
Total distributions.....    (1.61)   (2.88)    (1.31)     (0.42)     (0.19)      (0.00)(f)     --
                          -------  -------   -------    -------     ------     -------     -------
Net asset value, end of
 period.................  $ 15.00  $ 15.64   $ 15.23    $ 13.05     $11.14     $ 10.85     $ 10.02
                          =======  =======   =======    =======     ======     =======     =======
Total return (b)........     7.22%   23.32%    28.43%     21.26%      8.69%       8.44%       0.20%
                          =======  =======   =======    =======     ======     =======     =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $39,368  $34,840   $29,674    $20,464     $7,860     $ 3,434     $ 1,573
Ratio of operating
 expenses to average net
 assets.................     0.96%    0.94%     0.95%      0.96%      0.84%(c)    1.18%       1.15%(c)
Ratio of net investment
 income to average net
 assets.................     1.69%    2.03%     2.53%      2.81%      3.58%(c)   (0.28)%      3.18%(c)
Portfolio turnover rate.       50%      73%       62%        37%        13%        122%          0%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expenses
 reimbursed.............     0.96%    0.94%     0.95%      1.03%      1.26%(c)    1.66%       1.16%(c)

--------

(a) The Munder Equity Income Fund Class Y Shares commenced operations on July 5, 1994. The Munder Growth Opportunities Fund commenced operations on June 24, 1998.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Amount represents less than $0.01 per share.
(g) Per share numbers have been calculated using the average shares method.

                                            International Equity Fund(a)
                          ---------------------------------------------------------------------
                             Year      Year       Year       Year      Period          Year
                            Ended     Ended      Ended      Ended      Ended          Ended
                          6/30/99(f) 6/30/98   6/30/97(f) 6/30/96(f) 6/30/95(d)    2/28/95(e,f)
                          ---------- --------  ---------- ---------- ----------    ------------
Net asset value,
 beginning of period....   $ 15.10   $  15.80   $  15.15   $ 13.45    $ 12.30        $ 13.68
                           -------   --------   --------   -------    -------        -------
Income from investment
 operations:
Net investment income...      0.19       0.19       0.18      0.19       0.12           0.20
Net realized and
 unrealized gain/(loss)
 on investments.........      1.46       0.33       2.32      1.64       1.03          (1.47)
                           -------   --------   --------   -------    -------        -------
Total from investment
 operations.............      1.65       0.52       2.50      1.83       1.15          (1.27)
                           -------   --------   --------   -------    -------        -------
Less distributions:
Dividends from net
 investment income......     (0.20)     (0.22)     (0.26)    (0.13)       --           (0.05)
Distributions from net
 realized gains.........     (0.23)     (1.00)     (1.59)      --         --             --
Distributions from
 capital................       --         --         --        --         --           (0.06)
                           -------   --------   --------   -------    -------        -------
Total distributions.....     (0.43)     (1.22)     (1.85)    (0.13)       --           (0.11)
                           -------   --------   --------   -------    -------        -------
Net asset value, end of
 period.................   $ 16.32   $  15.10   $  15.80   $ 15.15    $ 13.45        $ 12.30
                           =======   ========   ========   =======    =======        =======
Total return (b)........     11.30%      4.48%     18.35%    13.63%      9.35%         (9.33)%
                           =======   ========   ========   =======    =======        =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $98,681   $102,081   $107,831   $89,435    $75,000        $68,263
Ratio of operating
 expenses to average net
 assets.................      1.04%      1.00%      1.01%     1.01%      0.96%(c)       0.93%
Ratio of net investment
 income to average net
 assets.................      1.32%      1.28%      1.23%     1.32%      2.82%(c)       1.56%
Portfolio turnover rate.        23%        41%        46%       75%        14%            20%
Ratio of operating
 expenses to average net
 assets without waivers.      1.04%      1.00%      1.01%     1.08%      1.21%(c)       1.18%

--------
(a) The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.

                                                Micro-Cap Equity Fund(a)
                                            ----------------------------------
                                               Year        Year       Period
                                              Ended       Ended       Ended
                                            6/30/99(d)  6/30/98(d)  6/30/97(d)
                                            ----------  ----------  ----------
Net asset value, beginning of period.......  $ 17.05     $ 12.83      $10.00
                                             -------     -------      ------
Income from investment operations:
Net investment income/(loss)...............    (0.14)      (0.13)      (0.03)
Net realized and unrealized gain on
 investments...............................     1.66        4.99        2.86
                                             -------     -------      ------
Total from investment operations...........     1.52        4.86        2.83
                                             -------     -------      ------
Less distributions:
Distributions from net realized gains......    (0.30)      (0.64)         --
                                             -------     -------      ------
Total distributions........................    (0.30)      (0.64)         --
                                             -------     -------      ------
Net asset value, end of period.............  $ 18.27     $ 17.05      $12.83
                                             =======     =======      ======
Total return(b)............................     9.43%      38.19%      28.30%
                                             =======     =======      ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's).......  $17,543     $15,337      $2,279
Ratio of operating expenses to average net
 assets....................................     1.28%       1.28%       1.25%(c)
Ratio of net investment income to average
 net assets................................    (0.94)%     (0.72)%     (0.63)%(c)
Portfolio turnover rate....................      184%        172%         68%
Ratio of operating expenses to average net
 assets without waivers and/or expenses
 reimbursed................................     1.39%       1.53%       7.65%(c)

--------
(a) The Munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 26, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                             Multi-Season Growth Fund(a)
                          -------------------------------------------------------------------
                            Year       Year       Year       Year        Period        Year
                           Ended      Ended      Ended      Ended        Ended        Ended
                          6/30/99   6/30/98(f) 6/30/97(f) 6/30/96(f) 6/30/95(d,e,h)  12/31/94
                          --------  ---------- ---------- ---------- --------------  --------
Net asset value,
 beginning of period....  $  21.66   $  18.17   $  14.94   $  12.10     $ 10.43       $10.70
                          --------   --------   --------   --------     -------       ------
Income from investment
 operations:
Net investment
 income/(loss)..........      0.04       0.05       0.08       0.09        0.00(g)      0.04
Net realized and
 unrealized gain/(loss)
 on investments.........      2.25       4.38       3.94       3.22        1.67        (0.27)
                          --------   --------   --------   --------     -------       ------
Total from investment
 operations.............      2.29       4.43       4.02       3.31        1.67        (0.23)
                          --------   --------   --------   --------     -------       ------
Less distributions:
Dividends from net
 investment income......     (0.03)     (0.02)     (0.04)     (0.07)        --           --
Distributions from net
 realized gains.........     (1.58)     (0.92)     (0.75)     (0.40)        --         (0.04)
                          --------   --------   --------   --------     -------       ------
Total distributions.....     (1.61)     (0.94)     (0.79)     (0.47)        --         (0.04)
                          --------   --------   --------   --------     -------       ------
Net asset value at end
 of period..............  $  22.34   $  21.66   $  18.17   $  14.94     $ 12.10       $10.43
                          ========   ========   ========   ========     =======       ======
Total return (b)........     11.70%     25.28%     27.96%     27.85%      16.01%       (2.17)%
                          ========   ========   ========   ========     =======       ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $314,558   $332,156   $176,027   $130,129     $87,604       $3,244
Ratio of operating
 expenses to average net
 assets.................      0.97%      0.96%      1.00%      1.01%       1.40%(c)     1.50%
Ratio of net investment
 income/(loss) to
 average net assets.....      0.17%      0.25%      0.50%      0.69%       0.53%(c)     0.29%
Portfolio turnover rate.        53%        34%        33%        54%         27%          48%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expenses
 reimbursed.............      1.14%      1.14%      1.25%      1.26%       1.72%(c)     2.53%

--------
(a) The Munder Multi-Season Growth Fund Class Y Shares commenced operations on August 16, 1993.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On February 1, 1995, the Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.
(g) Amount represents less than $0.01 per share.
(h) On June 23, 1995, the Munder Multi-Season Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.

                                                           NetNet Fund(a)
                                                         -------------------
                                                            Year     Period
                                                           Ended      Ended
                                                         6/30/99(d)  6/30/98
                                                         ----------  -------
Net asset value, beginning of period....................  $ 20.69    $17.07
                                                          -------    ------
Income from investment operations:
Net investment loss.....................................    (0.20)    (0.01)
Net realized and unrealized gain/(loss) on investments..    24.27      3.63
                                                          -------    ------
Total from investment operations........................    24.07      3.62
                                                          -------    ------
Less distributions:
Distributions from net realized gains...................    (0.19)       --
                                                          -------    ------
Total distributions.....................................    (0.19)       --
                                                          -------    ------
Net asset value at end of period........................  $ 44.57    $20.69
                                                          =======    ======
Total return (b)........................................   117.49%    20.97%
                                                          =======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)....................  $12,672    $5,240
Ratio of operating expenses to average net assets.......     1.34%     1.30%(c)
Ratio of net investment income/(loss) to average net
 assets.................................................    (0.70)%   (0.38)%(c)
Portfolio turnover rate.................................       22%      165%
Ratio of operating expenses to average net assets
 without waivers and/or expenses reimbursed.............     1.34%     1.62%(c)

--------
(a) The Munder NetNet Fund Class Y Shares commenced operations on June 1, 1998.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method.

                                 Real Estate Equity Investment Fund(a)
                          -----------------------------------------------------
                             Year        Year     Year                 Period
                            Ended       Ended     Ended   Year Ended   Ended
                          6/30/99(e)  6/30/98(e) 6/30/97  6/30/96(e) 6/30/95(d)
                          ----------  ---------- -------  ---------- ----------
Net asset value,
 beginning of period....   $ 14.95     $ 14.40   $ 11.22   $ 10.09     $10.00
                           -------     -------   -------   -------     ------
Income from investment
 operations:
Net investment
 income/(loss)..........      0.60        0.68      0.51      0.47       0.37
Net realized and
 unrealized gain on
 investments............     (1.62)       0.66      3.22      1.13       0.08
                           -------     -------   -------   -------     ------
Total from investment
 operations.............     (1.02)       1.34      3.73      1.60       0.45
                           -------     -------   -------   -------     ------
Less distributions:
Dividends from net
 investment income......     (0.64)      (0.65)    (0.51)    (0.47)     (0.36)
Distributions in excess
 of net investment
 income.................       --          --      (0.01)      --         --
Distributions from net
 realized gains.........     (0.39)      (0.14)       --       --         --
Distributions from
 capital................     (0.10)        --      (0.03)      --         --
                           -------     -------   -------   -------     ------
Total distributions.....     (1.13)      (0.79)    (0.55)    (0.47)     (0.36)
                           -------     -------   -------   -------     ------
Net asset value, end of
 period.................   $ 12.80     $ 14.95   $ 14.40   $ 11.22     $10.09
                           =======     =======   =======   =======     ======
Total return (b)........     (6.35)%      9.24%    33.79%    16.20%      4.64%
                           =======     =======   =======   =======     ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $68,856     $82,611   $48,206   $19,125     $4,989
Ratio of operating
 expenses to average net
 assets.................      1.02%       1.03%     1.10%     1.00%      1.25%(c)
Ratio of net investment
 income to average net
 assets.................      4.73%       4.40%     4.05%     4.50%      5.28%(c)
Portfolio turnover rate.        22%         15%       15%       17%         3%
Ratio of operating
 expenses to average net
 assets without waivers.      1.02%       1.03%     1.13%     1.27%      6.98%(c)

--------
(a) The Munder Real Estate Equity Investment Fund Class Y Shares commenced operations on October 3, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Per share numbers have been calculated using the average shares method.

                                                 Small-Cap Value Fund (a)
                                             ---------------------------------
                                                Year        Year      Period
                                               Ended       Ended      Ended
                                             6/30/99(d)  6/30/98(d) 6/30/97(e)
                                             ----------  ---------- ----------
Net asset value, beginning of period........  $ 14.25     $ 12.04    $ 10.00
                                              -------     -------    -------
Income from investment operations:
Net investment income/(loss)................     0.09        0.11       0.12
Net realized and unrealized gain on
 investments ...............................    (0.85)       2.84       1.96
                                              -------     -------    -------
Total from investment operations............    (0.76)       2.95       2.08
                                              -------     -------    -------
Less distributions:
Dividends from net investment income........    (0.09)      (0.10)     (0.04)
Dividends in excess of net investment
 income.....................................      --          --         --
Distributions from net realized gains.......    (0.27)      (0.64)       --
                                              -------     -------    -------
Total distributions.........................    (0.36)      (0.74)     (0.04)
                                              -------     -------    -------
Net asset value, end of period..............  $ 13.13     $ 14.25    $ 12.04
                                              =======     =======    =======
Total return(b).............................    (5.01)%     24.84%     20.86%
                                              =======     =======    =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)........  $59,432     $71,251    $18,271
Ratio of operating expenses to average net
 assets ....................................     0.98%       1.02%      1.13%(c)
Ratio of net investment income/(loss) to
 average net assets ........................     0.72%       0.81%      2.18%(c)
Portfolio turnover rate ....................       69%         53%        73%
Ratio of operating expenses to average net
 assets without waivers.....................     0.98%       1.02%      1.26%(c)

--------
(a) The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method.

                                            Small Company Growth Fund(a)
                          -------------------------------------------------------------------------
                             Year        Year        Year        Year       Period          Year
                            Ended       Ended       Ended       Ended       Ended          Ended
                          6/30/99(f)  6/30/98(f)  6/30/97(f)  6/30/96(f)  6/30/95(e)     2/28/95(d)
                          ----------  ----------  ----------  ----------  ----------     ----------
Net asset value,
 beginning of period....   $  20.26    $  21.84    $  21.21    $  15.33    $ 13.93        $ 14.38
                           --------    --------    --------    --------    -------        -------
Income from investment
 operations:
Net investment loss.....      (0.03)      (0.07)      (0.07)      (0.07)     (0.01)         (0.02)
Net realized and
 unrealized gain/(loss)
 on investments.........      (2.17)       2.60        3.69        7.19       1.41          (0.41)
                           --------    --------    --------    --------    -------        -------
Total from investment
 operations.............      (2.20)       2.53        3.62        7.12       1.40          (0.43)
                           --------    --------    --------    --------    -------        -------
Less distributions:
Dividends in excess of
 net investment income..      (0.02)        --          --          --         --             --
Distributions from net
 realized gains.........      (1.21)      (4.11)      (2.99)      (1.24)       --           (0.02)
                           --------    --------    --------    --------    -------        -------
Total distributions.....      (1.23)      (4.11)      (2.99)      (1.24)       --           (0.02)
                           --------    --------    --------    --------    -------        -------
Net asset value, end of
 period.................   $  16.83    $  20.26    $  21.84    $  21.21    $ 15.33        $ 13.93
                           ========    ========    ========    ========    =======        =======
Total return (b)........     (10.62)%     12.57%      19.26%      48.65%     10.05%         (3.00)%
                           ========    ========    ========    ========    =======        =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $163,827    $209,081    $152,772    $107,492    $79,968        $72,207
Ratio of operating
 expenses to average net
 assets.................       0.97%       0.95%       0.97%       0.96%      0.96%(c)       0.98%
Ratio of net investment
 loss to average net
 assets.................      (0.19)%     (0.32)%     (0.37)%     (0.41)%    (0.16)%(c)     (0.15)%
Portfolio turnover rate.        108%        123%         98%         98%        39%            45%
Ratio of operating
 expenses to average net
 assets without waivers.       0.97%       0.95%       0.97%       1.03%      1.21%(c)       1.23%

--------
(a) The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) Per share numbers have been calculated using the average shares method.

                                                                 Framlington
                                                                   Global
                                                                  Financial
                                    Framlington                   Services
                              Emerging Markets Fund(a)             Fund(a)
                          ---------------------------------    -------------------
                             Year       Year       Period       Year       Period
                            Ended      Ended       Ended        Ended       Ended
                          6/30/99(d) 6/30/98(d)  6/30/97(d)    6/30/99     6/30/98
                          ---------- ----------  ----------    -------     -------
Net asset value,
 beginning of period....   $  9.00    $ 12.92     $ 10.00      $10.19      $10.00
                           -------    -------     -------      ------      ------
Income from investment
 operations:
Net investment
 income/(loss)..........      0.05       0.13        0.07        0.10        0.01
Net realized and
 unrealized gain/(loss)
 on investments.........      2.59      (3.72)       2.88       (0.23)(e)    0.18
                           -------    -------     -------      ------      ------
Total from investment
 operations.............      2.64      (3.59)       2.95       (0.13)       0.19
                           -------    -------     -------      ------      ------
Less distributions:
Dividends from net
 investment income......       --       (0.06)      (0.03)      (0.04)        --
Distributions from net
 realized gains.........       --       (0.05)        --          --          --
Distributions in excess
 of net realized gains..       --       (0.22)        --          --          --
                           -------    -------     -------      ------      ------
Total distributions.....       --       (0.33)      (0.03)      (0.04)        --
                           -------    -------     -------      ------      ------
Net asset value, end of
 period.................   $ 11.64    $  9.00     $ 12.92      $10.02      $10.19
                           =======    =======     =======      ======      ======
Total return(b).........     29.33%    (28.12)%     29.51%      (1.29)%      1.90%
                           =======    =======     =======      ======      ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $17,857    $14,332     $ 4,826      $2,947      $1,834
Ratio of operating
 expenses to average net
 assets.................      1.60%      1.64%       1.54%(c)    1.18%       1.14%(c)
Ratio of net investment
 income/(loss) to
 average net assets.....      0.64%      1.18%       1.39%(c)    1.16%       3.60%(c)
Portfolio turnover rate.       159%        94%         46%         75%          0%
Ratio of operating
 expenses to average net
 assets without expenses
 reimbursed.............      1.87%      1.89%       5.18%(c)    2.45%       1.14%(c)

--------
(a) The Munder Framlington Emerging Markets Fund, commenced operations on December 31, 1996. The Munder Framlington Global Financial Services Fund commenced operations on June 24, 1998.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method.
(e) The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.

                             Framlington Healthcare          Framlington International Growth
                                     Fund(a)                             Fund(a)
                          -----------------------------      --------------------------------
                             Year       Year    Period          Year       Year      Period
                            Ended      Ended     Ended         Ended      Ended      Ended
                          6/30/99(d) 6/30/98(d) 6/30/97      6/30/99(d) 6/30/98(d) 6/30/97(d)
                          ---------- ---------- -------      ---------- ---------- ----------
Net asset value,
 beginning of period....    $11.84     $10.89   $10.00        $ 11.94    $ 11.35    $ 10.00
                            ------     ------   ------        -------    -------    -------
Income from investment
 operations:
Net investment
 income/(loss)..........     (0.11)     (0.11)   (0.03)          0.01       0.05       0.07
Net realized and
 unrealized gain/(loss)
 on investments.........     (1.13)      1.06     0.92           0.87       0.61       1.28
                            ------     ------   ------        -------    -------    -------
Total from investment
 operations.............     (1.24)      0.95     0.89           0.88       0.66       1.35
                            ------     ------   ------        -------    -------    -------
Less distributions:
Dividends from net
 investment income......       --         --       --             --       (0.03)       --
Distributions from net
 realized gains.........     (0.08)       --       --           (0.01)     (0.03)       --
Distributions in excess
 of net realized gains..     (0.02)       --       --             --       (0.01)       --
                            ------     ------   ------        -------    -------    -------
Total distributions.....     (0.10)       --       --           (0.01)     (0.07)       --
                            ------     ------   ------        -------    -------    -------
Net asset value, end of
 period.................    $10.50     $11.84   $10.89        $ 12.81    $ 11.94    $ 11.35
                            ======     ======   ======        =======    =======    =======
Total return(b).........    (10.42)%     8.72%    8.90%          7.35%      5.86%     13.50%
                            ======     ======   ======        =======    =======    =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......    $5,303     $5,458   $2,086        $60,940    $64,643    $23,831
Ratio of operating
 expenses to average net
 assets.................      1.36%      1.37%    1.30%(c)       1.36%      1.37%      1.30%(c)
Ratio of net investment
 income/(loss) to
 average net assets.....     (1.03)%    (0.95)%  (0.70)%(c)      0.08%      0.46%      1.26%(c)
Portfolio turnover rate.        49%        47%      14%            66%        38%        15%
Ratio of operating
 expenses to average net
 assets without expenses
 reimbursed.............      1.67%      2.15%    7.08%(c)       1.51%      1.57%      2.31%(c)

--------
(a) The Munder Framlington Healthcare Fund and The Munder Framlington International Growth Fund Class Y Shares both commenced operations on December 31, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method.

                                                   Bond Fund(a)
                          --------------------------------------------------------------------
                             Year       Year      Year      Year      Period          Year
                            Ended      Ended     Ended     Ended      Ended          Ended
                          6/30/99(e) 6/30/98(e) 6/30/97   6/30/96   6/30/95(d)    2/28/95(e,f)
                          ---------- ---------- --------  --------  ----------    ------------
Net asset value,
 beginning of period....   $   9.99   $   9.58  $   9.53  $   9.70   $   9.31       $   9.91
                           --------   --------  --------  --------   --------       --------
Income from investment
 operations:
Net investment income...       0.60       0.61      0.63      0.64       0.21           0.64
Net realized and
 unrealized gain/(loss)
 on investments.........      (0.40)      0.39      0.03     (0.21)      0.39          (0.64)
                           --------   --------  --------  --------   --------       --------
Total from investment
 operations.............       0.20       1.00      0.66      0.43       0.60             --
                           --------   --------  --------  --------   --------       --------
Less distributions:
Dividends from net
 investment income......      (0.57)     (0.59)    (0.61)    (0.60)     (0.21)         (0.60)
Total distributions.....      (0.57)     (0.59)    (0.61)    (0.60)     (0.21)         (0.60)
                           --------   --------  --------  --------   --------       --------
Net asset value, end of
 period.................   $   9.62   $   9.99  $   9.58  $   9.53   $   9.70       $   9.31
                           ========   ========  ========  ========   ========       ========
Total return(b).........       1.97%     10.72%     7.09%     4.50%      6.48%          0.70%
                           ========   ========  ========  ========   ========       ========
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $200,753   $221,427  $113,493  $113,020   $146,741       $141,704
Ratio of operating
 expenses to average net
 assets.................       0.72%      0.72%     0.71%     0.70%      0.70%(c)       0.67%
Ratio of net investment
 income to average net
 assets.................       6.02%      6.18%     6.59%     6.51%      6.72%(c)       6.82%
Portfolio turnover rate.        142%       222%      279%      507%        99%           165%
Ratio of operating
 expenses to average net
 assets without waivers.       0.72%      0.72%     0.71%     0.79%      0.94%(c)       0.91%

--------
(a) The Munder Bond Fund Class Y Shares commenced operations on December 1,
    1991.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                             Intermediate Bond Fund(a)
                          -------------------------------------------------------------------
                             Year       Year       Year      Year      Period         Year
                            Ended      Ended      Ended     Ended      Ended         Ended
                          6/30/99(f) 6/30/98(f) 6/30/97(f) 6/30/96   6/30/95(d)    2/28/95(e)
                          ---------- ---------- ---------- --------  ----------    ----------
Net asset value,
 beginning of period....   $   9.50   $   9.33   $   9.31  $   9.51   $   9.27      $   9.91
                           --------   --------   --------  --------   --------      --------
Income from investment
 operations:
Net investment income...       0.54       0.57       0.57      0.60       0.23          0.60
Net realized and
 unrealized gain/(loss)
 on investments.........      (0.25)      0.16       0.03     (0.20)      0.24         (0.59)
                           --------   --------   --------  --------   --------      --------
Total from investment
 operations.............       0.29       0.73       0.60      0.40       0.47          0.01
                           --------   --------   --------  --------   --------      --------
Less distributions:
Dividends from net
 investment income......      (0.53)     (0.56)     (0.58)    (0.60)     (0.23)        (0.64)
Distributions from net
 realized gains.........        --         --         --        --         --          (0.01)
                           --------   --------   --------  --------   --------      --------
Total distributions.....      (0.53)     (0.56)     (0.58)    (0.60)     (0.23)        (0.65)
                           --------   --------   --------  --------   --------      --------
Net asset value, end of
 period.................   $   9.26   $   9.50   $   9.33  $   9.31   $   9.51      $   9.27
                           ========   ========   ========  ========   ========      ========
Total return (b)........       3.08%      7.99%      6.60%     4.29%      5.12%         0.78%
                           ========   ========   ========  ========   ========      ========
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $193,396   $226,856   $161,606  $182,937   $157,484      $162,185
Ratio of operating
 expenses to average net
 assets.................       0.70%      0.68%      0.68%     0.69%      0.70%(c)      0.68%
Ratio of net investment
 income to average net
 assets.................       5.63%      6.02%      6.16%     6.33%      7.37%(c)      6.96%
Portfolio turnover rate.        128%       194%       825%      494%        84%           80%
Ratio of operating
 expenses to average net
 assets without waivers.       0.70%      0.68%      0.68%     0.77%      0.94%(c)      0.93%

--------
(a) The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.

                                                 International Bond Fund(a)
                                                 ---------------------------
                                                    Year     Year    Period
                                                   Ended     Ended    Ended
                                                 6/30/99(d) 6/30/98  6/30/97
                                                 ---------- -------  -------
Net asset value, beginning of period ..........   $  9.68   $  9.83  $ 10.00
                                                  -------   -------  -------
Income from investment operations:
Net investment income..........................      0.34      0.22     0.25
Net realized and unrealized gain/(loss) on
 investments...................................      0.10     (0.11)   (0.34)
                                                  -------   -------  -------
Total from investment operations...............      0.44      0.11    (0.09)
                                                  -------   -------  -------
Less distributions:
Dividends from net investment income...........     (0.20)    (0.24)   (0.08)
Distributions from net realized gains..........     (0.15)    (0.02)     --
                                                  -------   -------  -------
Total distributions ...........................     (0.35)    (0.26)   (0.08)
                                                  -------   -------  -------
Net asset value, end of period.................   $  9.77   $  9.68  $  9.83
                                                  =======   =======  =======
Total return(b)................................      4.21%     1.12%   (0.90)%
                                                  =======   =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...........   $51,193   $49,834  $51,679
Ratio of operating expenses to average net
 assets........................................      0.89%     0.86%    0.89%(c)
Ratio of net investment income to average net
 assets .......................................      3.26%     3.78%    3.86%(c)
Portfolio turnover rate .......................        59%       81%      75%
Ratio of operating expenses to average net
 assets without waivers........................      0.89%     0.86%    0.93%(c)

--------
(a) The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method.

                                       U.S. Government Income Fund(a)
                          -----------------------------------------------------------------
                           Year     Year     Year          Year      Period        Period
                           Ended    Ended    Ended        Ended      Ended         Ended
                          6/30/99  6/30/98  6/30/97     6/30/96(f) 6/30/95(d)    2/28/95(e)
                          -------  -------  -------     ---------- ----------    ----------
Net asset value,
 beginning of period ...  $ 10.38  $ 10.09  $  9.98      $ 10.30    $  9.89       $ 10.00
                          -------  -------  -------      -------    -------       -------
Income from investment
 operations:
Net investment income...     0.62     0.62     0.68         0.74       0.24          0.44
Net realized and
 unrealized gain/(loss)
 on investments.........    (0.37)    0.36     0.07        (0.27)      0.41         (0.07)
                          -------  -------  -------      -------    -------       -------
Total from investment
 operations.............     0.25     0.98     0.75         0.47       0.65          0.37
                          -------  -------  -------      -------    -------       -------
Less distributions:
Dividends from net
 investment income......    (0.58)   (0.63)   (0.64)       (0.71)     (0.24)        (0.48)
Distributions from net
 realized gains.........    (0.01)   (0.06)   (0.00)(g)    (0.08)       --            --
Distributions in excess
 of net realized gains..    (0.01)     --       --           --         --            --
                          -------  -------  -------      -------    -------       -------
Total distributions ....    (0.60)   (0.69)   (0.64)       (0.79)     (0.24)        (0.48)
                          -------  -------  -------      -------    -------       -------
Net asset value, end of
 period.................  $ 10.03  $ 10.38  $ 10.09      $  9.98    $ 10.30       $  9.89
                          =======  =======  =======      =======    =======       =======
Total return (b) .......     2.37%    9.97%    7.75%        4.58%      6.64%         3.85%
                          =======  =======  =======      =======    =======       =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $73,308  $70,842  $55,098      $46,695    $12,862       $11,647
Ratio of operating
 expenses to average net
 assets.................     0.71%    0.69%    0.71%        0.72%      0.72%(c)      0.70%(c)
Ratio of net investment
 income to average net
 assets.................     5.99%    6.25%    6.76%        7.17%      7.21%(c)      7.27%(c)
Portfolio turnover rate
 .......................       23%      85%     130%         133%        42%          143%
Ratio of operating
 expenses to average net
 assets without waivers
 .......................     0.71%    0.69%    0.71%        0.79%      0.96%(c)      0.94%

--------
(a) The Munder U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.
(g) Amount represents less than $0.01 per share.

                                            Michigan Tax-Free Bond Fund(a)
                          ----------------------------------------------------------------------
                             Year     Year       Year         Year       Period         Year
                            Ended     Ended     Ended        Ended       Ended         Ended
                          6/30/99(e) 6/30/98  6/30/97(e)   6/30/96(e) 6/30/95(d,e)  2/28/95(e,f)
                          ---------- -------  ----------   ---------- ------------  ------------
Net asset value,
 beginning of period....    $10.06   $ 9.65     $ 9.35       $ 9.34      $ 9.24        $ 9.73
                            ------   ------     ------       ------      ------        ------
Income from investment
 operations:
Net investment income...      0.42     0.40       0.46         0.44        0.17          0.50
Net realized and
 unrealized gain/(loss)
 on investments.........     (0.28)    0.47       0.29         0.07        0.10         (0.54)
                            ------   ------     ------       ------      ------        ------
Total from investment
 operations.............      0.14     0.87       0.75         0.51        0.27         (0.04)
                            ------   ------     ------       ------      ------        ------
Less distributions:
Dividends from net
 investment income......     (0.42)   (0.44)     (0.45)       (0.50)      (0.17)        (0.45)
Distributions from net
 realized gains.........     (0.16)   (0.02)     (0.00)(g)      --          --            --
                            ------   ------     ------       ------      ------        ------
Total distributions.....     (0.58)   (0.46)     (0.45)       (0.50)      (0.17)        (0.45)
                            ------   ------     ------       ------      ------        ------
Net asset value, end of
 period.................    $ 9.62   $10.06     $ 9.65       $ 9.35      $ 9.34        $ 9.24
                            ------   ------     ------       ------      ------        ------
Total return (b)........      1.24%    9.17%      8.26%        5.51%       2.92%         0.10%
                            ======   ======     ======       ======      ======        ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......    $1,513   $1,011     $  652       $  204      $  771        $  604
Ratio of operating
 expenses to average net
 assets.................      0.75%    0.73%      0.63%        0.26%       0.27%(c)      0.31%
Ratio of net investment
 income to average net
 assets.................      4.14%    4.54%      4.82%        5.26%       5.31%(c)      5.06%
Portfolio turnover rate.        33%      34%        19%          31%          8%           53%
Ratio of operating
 expenses to average net
 assets
 without waivers........      0.75%    0.73%      0.77%        0.84%       1.01%(c)      1.05%

--------
(a) The Munder Michigan Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Amount represents less than $0.01 per share.

                                              Tax-Free Bond Fund(a)
                          ----------------------------------------------------------------
                           Year     Year       Year       Year       Period       Period
                           Ended    Ended     Ended      Ended       Ended        Ended
                          6/30/99  6/30/98  6/30/97(e) 6/30/96(e) 6/30/95(d,e)  2/28/95(f)
                          -------  -------  ---------- ---------- ------------  ----------
Net asset value,
 beginning of period....  $10.73   $10.51     $10.34     $10.29      $10.13       $10.06
                          ------   ------     ------     ------      ------       ------
Income from investment
 operations:
Net investment income...    0.45     0.52       0.50       0.49        0.16         0.30
Net realized and
 unrealized gain/(loss)
 on investments.........   (0.32)    0.37       0.25       0.06        0.16         0.10
                          ------   ------     ------     ------      ------       ------
Total from investment
 operations.............    0.13     0.89       0.75       0.55        0.32         0.40
                          ------   ------     ------     ------      ------       ------
Less distributions:
Dividends from net
 investment income......   (0.45)   (0.51)     (0.50)     (0.49)      (0.16)       (0.33)
Distributions from net
 realized gains.........   (0.39)   (0.16)     (0.08)     (0.01)        --           --
                          ------   ------     ------     ------      ------       ------
Total distributions.....   (0.84)   (0.67)     (0.58)     (0.50)      (0.16)       (0.33)
                          ------   ------     ------     ------      ------       ------
Net asset value, end of
 period.................  $10.02   $10.73     $10.51     $10.34      $10.29       $10.13
                          ======   ======     ======     ======      ======       ======
Total return (b)........    1.08%    8.70%      7.40%      5.38%       3.17%        4.08%
                          ======   ======     ======     ======      ======       ======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $2,827   $4,123     $3,946     $1,929      $1,498       $  953
Ratio of operating
 expenses to average net
 assets.................    0.73%    0.68%      0.70%      0.73%       0.77%(c)     0.68%(c)
Ratio of net investment
 income to average net
 assets.................    4.19%    4.85%      4.77%      4.67%       4.63%(c)     4.94%(c)
Portfolio turnover rate.      32%      61%        45%        15%         12%          50%
Ratio of operating
 expenses to average net
 assets without waivers.    0.73%    0.68%      0.70%      0.81%       1.01%(c)     0.92%(c)

--------
(a) The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                     Tax-Free Short-Intermediate Bond Fund(a)
                          ------------------------------------------------------------------
                             Year     Year       Year       Year      Period         Year
                            Ended     Ended     Ended      Ended      Ended         Ended
                          6/30/99(f) 6/30/98  6/30/97(f) 6/30/96(f) 6/30/95(d)    2/28/95(e)
                          ---------- -------  ---------- ---------- ----------    ----------
Net asset value,
 beginning of period ...    $10.47   $10.42     $10.34     $10.37    $ 10.17       $ 10.44
                            ------   ------     ------     ------    -------       -------
Income from investment
 operations:
Net investment income ..      0.41     0.45       0.44       0.45       0.15          0.42
Net realized and
 unrealized gain/(loss)
 on investments ........     (0.15)    0.14       0.11      (0.04)      0.20         (0.23)
                            ------   ------     ------     ------    -------       -------
Total from investment
 operations.............      0.26     0.59       0.55       0.41       0.35          0.19
                            ------   ------     ------     ------    -------       -------
Less distributions:
Dividends from net
 investment income......     (0.41)   (0.45)     (0.44)     (0.44)     (0.15)        (0.44)
Distributions from net
 realized gains.........     (0.10)   (0.09)     (0.03)       --         --          (0.02)
                            ------   ------     ------     ------    -------       -------
Total distributions ....     (0.51)   (0.54)     (0.47)     (0.44)     (0.15)        (0.46)
                            ------   ------     ------     ------    -------       -------
Net asset value, end of
 period.................    $10.22   $10.47     $10.42     $10.34    $ 10.37       $ 10.17
                            ======   ======     ======     ======    =======       =======
Total return (b) .......      2.42%    5.70%      5.40%      3.95%      3.43%         2.34%
                            ======   ======     ======     ======    =======       =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......    $7,095   $9,419     $7,511     $5,285    $11,100       $10,709
Ratio of operating
 expenses to average net
 assets.................      0.71%    0.69%      0.68%      0.71%      0.73%(c)      0.70%
Ratio of net investment
 income to average net
 assets.................      3.88%    4.32%      4.21%      4.16%      4.27%(c)      4.44%
Portfolio turnover rate
 .......................        25%      27%        31%        20%         5%           52%
Ratio of operating
 expenses to average net
 assets without waivers
 .......................      0.71%    0.69%      0.68%      0.79%      0.97%(c)      0.94%

--------
(a) The Munder Tax-Free Short-Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.

                                           Cash Investment Fund(a)
                          ----------------------------------------------------------------
                            Year      Year      Year      Year      Period         Year
                           Ended     Ended     Ended     Ended      Ended         Ended
                          6/30/99   6/30/98   6/30/97   6/30/96   6/30/95(d)    2/28/95(e)
                          --------  --------  --------  --------  ----------    ----------
Net asset value,
 beginning of period....  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00      $   1.00
                          --------  --------  --------  --------   --------      --------
Income from investment
 operations:
Net investment income...     0.047     0.051     0.050     0.051      0.019         0.042
                          --------  --------  --------  --------   --------      --------
Total from investment
 operations.............     0.047     0.051     0.050     0.051      0.019         0.042
                          --------  --------  --------  --------   --------      --------
Less distributions:
Dividends from net
 investment income......    (0.047)   (0.051)   (0.050)   (0.051)    (0.019)       (0.042)
                          --------  --------  --------  --------   --------      --------
Total distributions.....    (0.047)   (0.051)   (0.050)   (0.051)    (0.019)       (0.042)
                          --------  --------  --------  --------   --------      --------
Net asset value, end of
 period.................  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00      $   1.00
                          ========  ========  ========  ========   ========      ========
Total return (b)........      4.84%     5.30%     5.07%     5.27%      1.87%         4.23%
                          ========  ========  ========  ========   ========      ========
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $358,125  $327,417  $279,427  $317,825   $340,394      $324,793
Ratio of operating
 expenses to average net
 assets.................      0.53%     0.51%     0.55%     0.53%      0.52%(c)      0.55%
Ratio of net investment
 income to average net
 assets.................      4.72%     5.17%     4.96%     5.13%      5.64%(c)      4.27%
Ratio of operating
 expenses to average net
 assets without waivers.      0.53%     0.51%     0.55%     0.53%      0.54%(c)      0.58%

--------
(a) The Munder Cash Investment Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                            Money Market Fund(a)
                          --------------------------------------------------------------
                            Year     Year      Year      Year                     Year
                           Ended     Ended    Ended     Ended    Period Ended    Ended
                          6/30/99   6/30/98  6/30/97   6/30/96   6/30/95(d,e)   12/31/94
                          --------  -------  --------  --------  ------------   --------
Net asset value,
 beginning of period....  $   1.00  $  1.00  $   1.00  $   1.00    $   1.00     $   1.00
                          --------  -------  --------  --------    --------     --------
Income from investment
 operations:
Net investment income...     0.046    0.050     0.049     0.051       0.024        0.040
                          --------  -------  --------  --------    --------     --------
Total from investment
 operations.............     0.046    0.050     0.049     0.051       0.024        0.040
                          --------  -------  --------  --------    --------     --------
Less distributions:
Dividends from net
 investment income......    (0.046)  (0.050)   (0.049)   (0.051)     (0.024)      (0.040)
                          --------  -------  --------  --------    --------     --------
Total distributions.....    (0.046)  (0.050)   (0.049)   (0.051)     (0.024)      (0.040)
                          --------  -------  --------  --------    --------     --------
Net asset value, end of
 period.................  $   1.00  $  1.00  $   1.00  $   1.00    $   1.00     $   1.00
                          ========  =======  ========  ========    ========     ========
Total return (b)........      4.71%    5.14%     4.97%     5.17%       2.44%        3.88%
                          ========  =======  ========  ========    ========     ========
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $139,388  $68,689  $124,621  $223,396    $263,513     $145,685
Ratio of operating
 expenses to average net
 assets.................      0.62%    0.64%     0.64%     0.62%       0.60%(c)     0.60%
Ratio of net investment
 income to average net
 assets.................      4.55%    5.03%     4.86%     5.09%       5.46%(c)     3.81%
Ratio of operating
 expenses to average net
 assets without waivers.      0.62%    0.64%     0.64%     0.62%       0.66%(c)     0.74%

--------
(a) The Munder Money Market Fund Class Y Shares commenced operations on August 18, 1993.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                      Tax-Free Money Market Fund(a)
                          ------------------------------------------------------------
                           Year     Year     Year     Year      Period         Year
                           Ended    Ended    Ended    Ended     Ended         Ended
                          6/30/99  6/30/98  6/30/97  6/30/96  6/30/95(d)    2/28/95(e)
                          -------  -------  -------  -------  ----------    ----------
Net asset value,
 beginning of period....  $  1.00  $  1.00  $  1.00  $  1.00   $  1.00       $  1.00
                          -------  -------  -------  -------   -------       -------
Income from investment
 operations:
Net investment income...    0.027    0.031    0.030    0.031     0.012         0.026
                          -------  -------  -------  -------   -------       -------
Total from investment
 operations.............    0.027    0.031    0.030    0.031     0.012         0.026
                          -------  -------  -------  -------   -------       -------
Less distributions:
Dividends from net
 investment income......   (0.027)  (0.031)  (0.030)  (0.031)   (0.012)       (0.026)
                          -------  -------  -------  -------   -------       -------
Total distributions.....   (0.027)  (0.031)  (0.030)  (0.031)   (0.012)       (0.026)
                          -------  -------  -------  -------   -------       -------
Net asset value, end of
 period.................  $  1.00  $  1.00  $  1.00  $  1.00   $  1.00       $  1.00
                          =======  =======  =======  =======   =======       =======
Total return (b)........     2.76%    3.13%    3.04%    3.16%     1.19%         2.59%
                          =======  =======  =======  =======   =======       =======
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......  $21,791  $20,397  $22,951  $25,594   $23,430       $30,884
Ratio of operating
 expenses to average net
 assets.................     0.55%    0.54%    0.53%    0.53%     0.54%(c)      0.55%
Ratio of net investment
 income to average net
 assets.................     2.73%    3.08%    3.01%    3.14%     3.51%(c)      2.54%
Ratio of operating
 expenses to average net
 assets without waivers.     0.55%    0.54%    0.53%    0.55%     0.59%(c)      0.60%

--------
(a) The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for period indicated.
(c) Annualized.
(d) Fiscal year changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                      U.S. Treasury Money Market Fund(a)
                          ------------------------------------------------------------------
                                      Year      Year      Year       Period
                          Year Ended  Ended    Ended      Ended      Ended        Year Ended
                          6/30/99(f) 6/30/98  6/30/97    6/30/96   6/30/95(d)     2/28/95(e)
                          ---------- -------  --------  ---------  ----------     ----------
Net asset value,
 beginning of period....   $  1.00   $  1.00  $   1.00  $    1.00  $    1.00      $    1.00
                           -------   -------  --------  ---------  ---------      ---------
Income from investment
 operations:
Net investment income...     0.044     0.049     0.048      0.049      0.018          0.039
                           -------   -------  --------  ---------  ---------      ---------
Total from investment
 operations.............     0.044     0.049     0.048      0.049      0.018          0.039
                           -------   -------  --------  ---------  ---------      ---------
Less distributions:
Dividends from net
 investment income......    (0.044)   (0.049)   (0.048)    (0.049)    (0.018)        (0.039)
                           -------   -------  --------  ---------  ---------      ---------
Total distributions.....    (0.044)   (0.049)   (0.048)    (0.049)    (0.018)        (0.039)
                           -------   -------  --------  ---------  ---------      ---------
Net asset value, end of
 period.................   $  1.00   $  1.00  $   1.00  $    1.00  $    1.00      $    1.00
                           =======   =======  ========  =========  =========      =========
Total return (b)........      4.33%     5.00%     4.91%      5.02%      1.80%          4.01%
                           =======   =======  ========  =========  =========      =========
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)......   $33,967   $37,437  $233,549  $ 309,873  $ 231,055      $ 240,590
Ratio of operating
 expenses to average net
 assets.................      0.58%     0.57%     0.54%      0.54%      0.55%(c)       0.55%
Ratio of net investment
 income to average net
 assets.................      4.40%     4.92%     4.79%      4.89%      5.38%(c)       3.88%
Ratio of operating
 expenses to average net
 assets without waivers.      0.58%     0.57%     0.54%      0.56%      0.60%(c)       0.60%

--------
(a) The Munder U.S. Treasury Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                        Supplement Dated June 16, 2000
                     to Prospectus Dated October 26, 1999
                         as supplemented June 16, 2000
                              Class Y Shares of:

    Munder Balanced Fund, Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Equity Income Fund (formerly Munder Growth & Income
Fund), Munder Future Technology Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season
  Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund,
     Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial
     Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder
Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund,
 Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund

                            CLOSING OF NETNET FUND

   The Board of Directors of the NetNet Fund has determined that it is in the best interest of shareholders to close the Fund to new accounts. Accordingly, as of April 17, 2000, the NetNet Fund will only accept orders for the additional purchase of Fund shares by shareholders into accounts with existing NetNet Fund positions.

                            AVAILABILITY OF SHARES

   The Class Y Shares of all the Funds except the Cash Investment Fund, Multi-Season Growth Fund and the Money Market Fund are not currently available for purchase in the State of Nebraska. The Class Y Shares of the Future Technology Fund, Framlington Global Financial Services Fund and Growth Opportunities Fund are not currently available for purchase in the State of New Hampshire. The Class Y Shares of Framlington Global Financial Services Fund and Growth Opportunities Fund are not currently available for purchase in the State of Montana.



SUPPROY600